UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Annual Report
For the Year Ended
March 31, 2020

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the twelve months ended March 31, 2020.
I am sorry to report that the coronavirus (COVID-19) pandemic is still dominating our daily lives, the economy and securities markets. Many of us have learned the hard way that it is no fun sheltering in place for weeks on end, and by hard way I mean at the behest of state and local government officials. It is also not fun being furloughed from a job or losing a job outright for reasons beyond one’s control. As President Donald J. Trump has repeatedly said, the cure cannot be worse than the problem itself. For those who do not follow the news closely, the governors of Georgia, South Carolina, Tennessee and Texas announced on or about April 20, 2020, that they intend to open some “nonessential” businesses by early May. If nothing else, these could prove to be valuable test cases for the rest of the states trying to strike a balance between fighting COVID-19 and curbing the economic fallout stemming from the virus. While we certainly trumpet the call for health and safety first, we also realize that we need to find a way to get Americans back to work.
Suffice it to say that this virus is proving to be plenty stubborn. While I tend to be largely U.S.-centric, it does not escape me that this fight is global in scope. We now have proof that the virus can flare up again after seemingly being mitigated. Singapore, which had been credited with having a successful blueprint for curbing the spread of the virus, reported that it experienced back-to-back days of more than 1,000 new cases in the third week of April. As a result, it has extended its partial lockdown strategy another four weeks. COVID-19 impacts business dealings at every level, especially the C-suite. Refinitiv, a global provider of financial market data, reported that global mergers and acquisitions deal activity totaled $762.6 billion year-to-date through April 17, 2020, down 33% from the same period a year ago, according to Reuters. The number of deals declined by 20%. A recent survey by EY of more than 2,900 executives worldwide found that 56% of them, despite the current crisis, are still planning an acquisition in the next 12 months. The takeaway here is that, despite having to navigate unchartered waters, more than one out of two executives are looking to grow their companies over the next 12 months. I’ll take that ratio in this climate. At First Trust Advisors L.P., we have always believed in the traditional buy-and-hold philosophy of investing. Investors should strongly consider shifting their focus away from the next two quarters, which are likely to be dismal, to what potentially lies beyond – a full-on recovery, in our opinion.
The Federal Reserve, Treasury Department and Congress are all working with the Trump Administration to pull together trillions of dollars of aid and stimulus to help prop up workers, companies and municipalities in this time of need. Health Care companies have ramped up their efforts to develop and manufacture much needed testing equipment, medical supplies and therapeutics. Hopefully, at some point in the near-future, one or more of these companies will deliver us a present in the form of a vaccine.
Both the equity and debt markets in the U.S. have responded favorably to the enormous financial support from the Federal government. The government has responded faster and more robustly to the current crisis than it did in the 2008-2009 financial crisis. While still down, stock and bond valuations have rebounded significantly from their lows reached in late March. We remain optimistic about the second half of 2020 and 2021. Stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2020 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The onset of the coronavirus (COVID-19) pandemic has inflicted tremendous damage on the global economy. It single-handedly brought an end to the bull market in stocks in the first quarter of 2020 (see below), although that nearly happened in the fourth quarter of 2018. At this time, we don’t know how long it will take for the virus to run its course or for a vaccine to become available for the masses. History suggests that vaccines take roughly 18 months to win approval and go to market, but some are hoping for closer to 12 months this time around. Perhaps an existing drug will be proven effective against the virus.
The International Monetary Fund (“IMF”) has characterized the quarantine and social distancing efforts accompanying the COVID-19 pandemic as the “Great Lockdown.” No country has been spared. The IMF adjusted its global economic growth projections following the end of the first quarter of 2020. It now sees world real gross domestic product (“GDP”) growth declining by 3.0% in 2020, down over six percentage points from its 3.3% growth projection prior to the onset of the virus. Provided the pandemic fades in the second half of 2020, the IMF sees the growth rate rising by 5.8% in 2021. U.S. real GDP growth is projected to be down 5.9% in 2020, but up 4.7% in 2021. Emerging Markets and Developing Nations are expected to come in at 1.0% in 2020 and 8.5% in 2021.
In addition to the COVID-19 developments, investors should also be aware that, despite the Phase One trade deal signed with China in January 2020, there is still an ongoing trade conflict between the U.S. and China, and who knows if the virus might eventually get folded into the battle since it reportedly first surfaced in China in the fourth quarter of 2019. President Donald J. Trump has driven home this point at more than one of his press briefings. The Trump Administration’s implementation of tariffs, particularly against China, has been operational for 24 months and counting.
Global Equities Markets
For the 12-month period ended March 31, 2020, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of -14.89% (USD) and -17.69% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 1.82% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The slight gain in the dollar likely had just a small drag on the performance of the two foreign stock indices during the period, in our opinion. With respect to U.S. equities, the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -6.98%, -22.51% and -25.89%, respectively, over the past 12 months. Large-capitalization (cap) stocks clearly outperformed their mid- and small-cap counterparts as investors sought to reduce their risk exposure due to the escalation in the trade war between the U.S. and China and the onset of COVID-19 in the first quarter of 2020, in our opinion. Ten of the 11 sectors that comprise the S&P 500® Index were down on a total return basis for the same period. The top performer for the period was Information Technology, up 10.43%, while the worst result by far came from Energy, down 52.42%.
The S&P 500® Index closed at 2,584.59 on March 31, 2020, 23.67% below its all-time closing high of 3,386.15 on February 19, 2020, according to Bloomberg. The nearly 11-year bull market was no more. The S&P 500® Index was now in bear market territory. A bear market entails a price decline of 20% or more from the most recent high. Data from Goldman Sachs and CNBC indicates that the average bear market since WWII has generated an average loss of 30.4%, has lasted 13 months and taken 21.9 months on average to recover. A Bloomberg survey of 19 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,039 as of March 26, 2020, according to its own release. The highest estimate was 3,500 while the lowest estimate was 2,650. Keep in mind, earnings and revenue projections may become harder to come by in the months ahead if more and more companies choose to suspend guidance.
Investors liquidated an estimated net $78.44 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2020, according to Morningstar. International Equity mutual funds and ETFs, however, took in an estimated net $7.36 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $180.37 billion in the period, compared to estimated net outflows for active U.S. Equity mutual funds and ETFs totaling $258.81 billion. Passive International Equity mutual funds and ETFs reported estimated

Market Overview (Continued)
net inflows totaling $73.19 billion for the same period, compared to estimated net outflows for active International Equity mutual funds and ETFs totaling $65.83 billion.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	-33.93%	-4.62%	-15.35%
Market Price	-33.93%	-4.62%	-15.35%
Index Performance
Nasdaq US Smart Banks Index	-33.55%	-4.02%	-13.47%
NASDAQ US Benchmark Banks Index	-24.91%	1.47%	5.27%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a net asset value (“NAV”) return of -33.93% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. The Fund invested entirely in the Banking industry in the Financials sector. The Fund significantly underperformed the Benchmark. The Banking industry securities in the Benchmark performed worse than the Benchmark as a whole, so the Fund underperformed due to the allocation effect to this industry. The investments in the Banking industry in the Fund performed -8.9% worse, on average, than the Banking investments in the Benchmark, so the Fund also underperformed due to the selection effect. The only sources of outperformance for the Fund came simply from not allocating any investments to some of the other poor-performing sectors. The most notable of these is the Energy sector. The lack of investments in the Energy sector earned 1.6% of outperformance for the Fund versus the Benchmark.

Nasdaq® and Nasdaq US Smart Banks Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
JPMorgan Chase & Co.	9.5%
PNC Financial Services Group (The), Inc.	8.7
US Bancorp	8.0
Citigroup, Inc.	7.8
Wells Fargo & Co.	7.4
Bank of America Corp.	4.4
Huntington Bancshares, Inc.	3.8
Zions Bancorp N.A.	3.8
First Horizon National Corp.	3.5
Fifth Third Bancorp	3.4
Total	60.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	98	0	0	0
4/1/17 – 3/31/18	186	0	0	0
4/1/18 – 3/31/19	163	6	0	0
4/1/19 – 3/31/20	86	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	64	0	0	0
4/1/18 – 3/31/19	81	0	1	0
4/1/19 – 3/31/20	166	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	-12.69%	-2.70%	-9.20%
Market Price	-12.87%	-2.81%	-9.57%
Index Performance
Nasdaq US Smart Food & Beverage Index	-12.15%	-2.09%	-7.18%
NASDAQ US Benchmark Food & Beverage Index	-4.15%	1.88%	6.79%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of -12.69% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. The Fund allocated almost exclusively to the Consumer Staples sector during the period, predominately in the Food, Beverage, & Tobacco industry, but also across the Food & Staples Retailing as well as Household & Personal Products industries. The allocation to Food, Beverage, & Tobacco was 90.7% and caused -6.2% total return to the Fund. The Food & Staples Retailing received only 5.8% allocation, but, due to performance of -49.3%, contributed -4.3% to the Fund’s return. On a relative basis, the Fund underperformed the Benchmark. The most underperformance for the Fund came from the poor-performing Food & Staples Retailing industry, which caused -3.7% of relative performance for the Fund. The Fund earned the most outperformance against the Benchmark by not allocating to the Energy sector. The investments in this sector were a drag on the Index and this caused 2.2% of outperformance for the Fund versus the Benchmark.

Nasdaq® and Nasdaq US Smart Food & Beverage Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Hershey (The) Co.	8.8%
PepsiCo, Inc.	8.7
Archer-Daniels-Midland Co.	8.1
Tyson Foods, Inc., Class A	6.3
General Mills, Inc.	4.9
Mondelez International, Inc., Class A	4.7
Kellogg Co.	4.5
Ingredion, Inc.	4.5
US Foods Holding Corp.	4.4
Brown-Forman Corp., Class B	4.0
Total	58.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	117	0	0	0
4/1/17 – 3/31/18	191	1	0	0
4/1/18 – 3/31/19	134	3	5	0
4/1/19 – 3/31/20	111	3	1	2
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	15	1	0	0
4/1/17 – 3/31/18	58	0	0	0
4/1/18 – 3/31/19	107	1	1	0
4/1/19 – 3/31/20	134	0	2	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	-56.26%	-20.94%	-56.33%
Market Price	-56.39%	-20.99%	-56.44%
Index Performance
Nasdaq US Smart Oil & Gas Index	-56.07%	-20.48%	-55.43%
NASDAQ US Benchmark Oil & Gas Index	-53.88%	-18.44%	-51.27%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of -56.26% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. The Fund invested 90.0% in the Energy sector, which performed poorly during the year, contributing -53.1% to the Fund’s return. On a relative basis, the Fund underperformed the Benchmark. The investments in Energy caused -41.4% of underperformance for the Fund versus the Benchmark. The greatest source of outperformance for the Fund came by simply not investing in the Financials market, an allocation which earned 1.1% of outperformance for the Fund.

Nasdaq® and Nasdaq US Smart Oil & Gas Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	88.5%
Utilities	11.5
Total	100.0%
Top Ten Holdings	% of Total Investments
OGE Energy Corp.	11.5%
Kinder Morgan, Inc.	11.2
Chevron Corp.	9.8
Valero Energy Corp.	7.5
Southwestern Energy Co.	7.1
Phillips 66	5.0
Williams (The) Cos., Inc.	4.9
Exxon Mobil Corp.	4.4
Cheniere Energy, Inc.	4.4
ConocoPhillips	4.1
Total	69.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	86	4	0	0
4/1/17 – 3/31/18	187	5	1	0
4/1/18 – 3/31/19	181	3	3	0
4/1/19 – 3/31/20	149	1	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	43	0	0	0
4/1/17 – 3/31/18	57	0	0	0
4/1/18 – 3/31/19	61	2	1	0
4/1/19 – 3/31/20	101	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the pharmaceuticals sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	-9.13%	0.14%	0.51%
Market Price	-8.57%	0.14%	0.51%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	-8.44%	0.84%	2.99%
NASDAQ US Benchmark Pharmaceuticals Index	-3.72%	6.81%	26.16%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of -9.13% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. The Fund’s investments were largely focused in the Health Care sector, with 91.3% in the Pharmaceuticals Biotechnology & Life Sciences industry. These investments caused -12.5% contribution to the Fund’s total return. The investments in the Health Care Equipment & Services industry received 6.0% allocation and caused 0.4% contribution to the Fund’s return. On a relative basis, the Fund underperformed the Benchmark. The bulk of the underperformance came from the Health Care sector, which caused -4.1% of underperformance versus the Benchmark. The Fund earned the most outperformance by allocating nothing to the Energy sector, an allocation which caused 2.3% of outperformance for the Fund.

Nasdaq® and Nasdaq US Smart Pharmaceuticals Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Bristol-Myers Squibb Co.	10.1%
Johnson & Johnson	9.8
Merck & Co., Inc.	9.1
Pfizer, Inc.	8.7
Eli Lilly & Co.	6.1
Catalent, Inc.	5.0
Zoetis, Inc.	4.9
Abbott Laboratories	4.7
Horizon Therapeutics PLC	4.6
Innoviva, Inc.	4.5
Total	67.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	62	0	1	0
4/1/17 – 3/31/18	178	1	0	0
4/1/18 – 3/31/19	175	9	4	0
4/1/19– 3/31/20	100	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	70	0	0	0
4/1/17 – 3/31/18	70	1	0	0
4/1/18 – 3/31/19	58	5	0	0
4/1/19– 3/31/20	146	1	2	2

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the retail sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the food & drug retailers sector or the general retailers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes: (i) operators of pharmacies, including wholesalers and distributors catering to these businesses; (ii) supermarkets, food-oriented convenience stores and other food retailers and distributors; (iii) retailers and wholesalers specializing mainly in clothing, shoes, jewelry, sunglasses and other accessories; (iv) retail outlets and wholesalers; (v) retailers and wholesalers concentrating on the sale of home improvement products; (vi) providers of consumer services such as online marketplaces, auction houses, day-care centers, dry cleaners, schools, consumer rental companies, veterinary clinics, hair salons and providers of funerals, lawn maintenance, consumer storage, heating and cooling installation and plumbing services; and (vii) retailers and wholesalers concentrating on a single class of goods, such as electronics, books, automotive parts or closeouts.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	-17.90%	-1.45%	-5.02%
Market Price	-17.96%	-1.48%	-5.12%
Index Performance
Nasdaq US Smart Retail Index	-17.43%	-0.86%	-2.99%
NASDAQ US Benchmark Retail Index	-0.95%	12.78%	52.80%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of -17.90% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. During the period, the Fund allocated 63.1% to the Retail industry in the Consumer Discretionary sector and 24.8% to the Food & Staples Retailing industry in the Consumer Staples sector. In total, investments in Consumer Discretionary contributed -15.0% to the Fund’s return and investments in Consumer Staples contributed -1.5% to the Fund’s return. The Fund also had minimal exposure to other sectors. The only positively contributing sector during the period were the investments in Communication Services which received 0.4% allocation and contributed 0.04% to the Fund’s return. On a relative basis, the Fund underperformed the Benchmark. The most underperformance for the Fund versus the Benchmark came from the sector with the greatest weight, the Consumer Discretionary sector. This sector caused -10.5% of underperformance for the Fund versus the Benchmark. The sector with the most outperformance for the Fund was the Energy sector. The Fund did not allocate any investments to this sector during the period, which performed poorly during the year. This earned 2.1% of outperformance for the Fund versus the Benchmark.

Nasdaq® and Nasdaq US Smart Retail Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	56.1%
Consumer Staples	34.7
Health Care	4.8
Industrials	4.0
Communication Services	0.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Kroger (The) Co.	11.5%
Walmart, Inc.	10.0
Target Corp.	6.5
Sysco Corp.	5.9
AutoZone, Inc.	5.8
Costco Wholesale Corp.	5.0
Home Depot (The), Inc.	4.4
Dollar General Corp.	4.2
CVS Health Corp.	4.1
TJX (The) Cos., Inc.	4.1
Total	61.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	0	0	0
4/1/17 – 3/31/18	48	1	0	0
4/1/18 – 3/31/19	189	4	0	0
4/1/19 – 3/31/20	58	0	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	42	0	0	0
4/1/17 – 3/31/18	201	0	0	0
4/1/18 – 3/31/19	57	1	0	0
4/1/19 – 3/31/20	194	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	4.82%	16.20%	69.81%
Market Price	4.89%	16.18%	69.70%
Index Performance
Nasdaq US Smart Semiconductor Index	5.49%	16.95%	73.71%
NASDAQ US Benchmark Semiconductors Index	8.65%	17.67%	77.48%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 4.82% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. The Fund earned a positive return from its focus in the Semiconductors & Semiconductor Equipment industry. This industry received an allocation of 95.7% and contributed 7.2% to the Fund’s total return. Investments in the Technology Hardware & Equipment industry, however, contributed negatively to the Fund, causing -1.7% of drag in the portfolio. Both of these industries are in the Information Technology sector. On a relative basis, the Fund outperformed the Benchmark. The most outperformance came from investments in Semiconductors & Semiconductor Equipment, which earned 17.7% outperformance for the Fund. Meanwhile, investments in the Technology Hardware & Equipment industry caused -3.0% of underperformance for the Fund versus the Benchmark during the period.

Nasdaq® and Nasdaq US Smart Semiconductor Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Entegris, Inc.	8.7%
Intel Corp.	8.6
Skyworks Solutions, Inc.	8.4
Maxim Integrated Products, Inc.	7.9
Qorvo, Inc.	7.1
Cirrus Logic, Inc.	4.2
Lam Research Corp.	4.1
KLA Corp.	4.0
Teradyne, Inc.	4.0
Texas Instruments, Inc.	3.8
Total	60.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	106	15	0	0
4/1/17 – 3/31/18	172	0	0	0
4/1/18 – 3/31/19	168	6	1	0
4/1/19 – 3/31/20	148	8	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	11	1	0	0
4/1/17 – 3/31/18	78	0	0	0
4/1/18 – 3/31/19	72	3	1	0
4/1/19 – 3/31/20	93	1	2	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (9/20/16) to 3/31/20	Inception (9/20/16) to 3/31/20
Fund Performance
NAV	-34.35%	-6.32%	-20.58%
Market Price	-34.33%	-6.32%	-20.58%
Index Performance
Nasdaq US Smart Transportation Index	-34.09%	-5.78%	-18.94%
NASDAQ US Benchmark Industrial Transportation Index	-15.80%	7.61%	29.52%
NASDAQ US Benchmark Index	-8.86%	6.85%	26.33%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of -34.35% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“Benchmark”) generated a return of -8.86%. The Fund allocated 68.0% to the Transportation industry within the Industrials sector, and 23.1% allocation went to Automobiles & Components in the Consumer Discretionary sector. The most positively contributing investments in an industry, and the only positively contributing industry, were investments in Capital Goods, which received 0.9% allocation and contributed 0.01% to the Fund’s total return. The most negatively contributing industry was the industry with the greatest weight, Transportation, which caused -20.6% total contribution to the Fund’s total return. On a relative basis, the Fund underperformed the Benchmark. The greatest contribution to underperformance came from investments in Transportation, which caused -14.2% of underperformance for the Fund versus the Benchmark. Some outperformance was earned for the Fund by allocating nothing to the Energy sector. This difference from the Benchmark earned 1.7% of outperformance for the Fund.

Nasdaq® and Nasdaq US Smart Transportation Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	67.8%
Consumer Discretionary	32.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Kansas City Southern	10.8%
General Motors Co.	7.5
Old Dominion Freight Line, Inc.	6.7
Delta Air Lines, Inc.	6.5
JetBlue Airways Corp.	6.0
Tesla, Inc.	4.5
United Airlines Holdings, Inc.	4.4
Genuine Parts Co.	4.2
Southwest Airlines Co.	4.0
XPO Logistics, Inc.	3.8
Total	58.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	7	0	0
4/1/17 – 3/31/18	128	0	0	0
4/1/18 – 3/31/19	115	2	0	0
4/1/19 – 3/31/20	138	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	122	0	0	0
4/1/18 – 3/31/19	128	6	0	0
4/1/19 – 3/31/20	115	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2020 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$620.70	0.60%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$814.50	0.60%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$509.40	0.60%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$959.20	0.60%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$779.80	0.60%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2020 (Unaudited)
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$955.10	0.60%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$655.90	0.60%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2019 through March 31, 2020), multiplied by 183/366 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 99.6%
	Banks – 97.3%
122,418	Bank of America Corp.	$2,598,934
59,012	Bank OZK	985,500
108,597	Citigroup, Inc.	4,574,106
106,057	Citizens Financial Group, Inc.	1,994,932
24,874	Comerica, Inc.	729,803
18,719	Cullen/Frost Bankers, Inc.	1,044,333
38,224	East West Bancorp, Inc.	983,886
135,111	Fifth Third Bancorp	2,006,398
250,547	First Horizon National Corp.	2,019,409
15,936	First Republic Bank	1,311,214
273,936	Huntington Bancshares, Inc.	2,249,015
61,912	JPMorgan Chase & Co.	5,573,937
170,220	KeyCorp	1,765,181
10,631	M&T Bank Corp.	1,099,564
47,033	PacWest Bancorp	842,831
106,153	People’s United Financial, Inc.	1,172,991
53,246	PNC Financial Services Group (The), Inc.	5,096,707
221,414	Regions Financial Corp.	1,986,084
14,200	Signature Bank	1,141,538
85,772	Sterling Bancorp	896,317
7,557	SVB Financial Group (a)	1,141,712
45,984	Synovus Financial Corp.	807,479
30,303	Texas Capital Bancshares, Inc. (a)	671,818
32,007	Truist Financial Corp.	987,096
106,992	Umpqua Holdings Corp.	1,166,213
135,896	US Bancorp	4,681,617
149,797	Wells Fargo & Co.	4,299,174
33,578	Western Alliance Bancorp	1,027,823
81,937	Zions Bancorp N.A.	2,192,634
		57,048,246
	Thrifts & Mortgage Finance – 2.3%
146,939	New York Community Bancorp, Inc.	1,379,757
	Total Investments – 99.6%	58,428,003
	(Cost $102,051,953) (b)
	Net Other Assets and Liabilities – 0.4%	230,147
	Net Assets – 100.0%	$58,658,150

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $102,671,796. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,243,793. The net unrealized depreciation was $44,243,793.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 58,428,003	$ 58,428,003	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 20.9%
1,878	Brown-Forman Corp., Class B	$104,248
1,461	Coca-Cola (The) Co.	64,649
321	Constellation Brands, Inc., Class A	46,019
1,182	Molson Coors Brewing Co., Class B	46,110
998	Monster Beverage Corp. (a)	56,147
1,875	PepsiCo, Inc.	225,187
		542,360
	Food & Staples Retailing – 4.4%
6,405	US Foods Holding Corp. (a)	113,433
	Food Products – 71.5%
5,933	Archer-Daniels-Midland Co.	208,723
2,386	Bunge Ltd.	97,898
1,281	Campbell Soup Co.	59,131
2,067	Conagra Brands, Inc.	60,646
2,389	General Mills, Inc.	126,067
2,414	Hain Celestial Group (The), Inc. (a)	62,692
1,719	Hershey (The) Co.	227,767
1,340	Hormel Foods Corp.	62,498
1,531	Ingredion, Inc.	115,590
589	JM Smucker (The) Co.	65,379
1,956	Kellogg Co.	117,340
1,957	Kraft Heinz (The) Co.	48,416
1,517	Lamb Weston Holdings, Inc.	86,621
353	McCormick & Co., Inc.	49,847
2,424	Mondelez International, Inc., Class A	121,394
977	Post Holdings, Inc. (a)	81,062
360	Sanderson Farms, Inc.	44,395
1,221	TreeHouse Foods, Inc. (a)	53,907
2,834	Tyson Foods, Inc., Class A	164,004
		1,853,377
	Personal Products – 3.1%
1,308	Herbalife Nutrition Ltd. (a)	38,141
679	Medifast, Inc.	42,438
		80,579
	Total Investments – 99.9%	2,589,749
	(Cost $3,307,756) (b)
	Net Other Assets and Liabilities – 0.1%	2,558
	Net Assets – 100.0%	$2,592,307

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $3,320,664. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,109 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $743,024. The net unrealized depreciation was $730,915.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,589,749	$ 2,589,749	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 97.5%
	Electric Utilities – 11.2%
25,193	OGE Energy Corp.	$774,181
	Energy Equipment & Services – 3.6%
12,529	Baker Hughes Co.	131,555
1,581	Halliburton Co.	10,830
835	Helmerich & Payne, Inc.	13,068
16,097	Nabors Industries Ltd.	6,279
1,464	National Oilwell Varco, Inc.	14,391
3,707	Patterson-UTI Energy, Inc.	8,711
4,234	Schlumberger Ltd.	57,117
6,662	Transocean Ltd. (a)	7,728
		249,679
	Oil, Gas & Consumable Fuels – 82.7%
16,659	Antero Resources Corp. (a)	11,876
1,494	Apache Corp.	6,245
2,076	Cabot Oil & Gas Corp.	35,686
9,043	Callon Petroleum Co. (a)	4,955
8,754	Cheniere Energy, Inc. (a)	293,259
55,422	Chesapeake Energy Corp. (a)	9,571
9,044	Chevron Corp.	655,328
716	Cimarex Energy Co.	12,050
458	Concho Resources, Inc.	19,625
8,839	ConocoPhillips	272,241
1,072	Continental Resources, Inc.	8,190
15,437	Delek US Holdings, Inc.	243,287
24,206	Devon Energy Corp.	167,264
426	Diamondback Energy, Inc.	11,161
474	EOG Resources, Inc.	17,026
3,793	EQT Corp.	26,817
7,771	Exxon Mobil Corp.	295,065
7,784	Hess Corp.	259,207
10,283	HollyFrontier Corp.	252,036
54,027	Kinder Morgan, Inc.	752,056
2,841	Marathon Oil Corp.	9,347
8,737	Marathon Petroleum Corp.	206,368
23,019	Murphy Oil Corp.	141,107
1,598	Noble Energy, Inc.	9,652
14,108	Oasis Petroleum, Inc. (a)	4,938
865	Occidental Petroleum Corp.	10,017
7,461	ONEOK, Inc.	162,724
2,211	Parsley Energy, Inc., Class A	12,669
9,825	PBF Energy, Inc., Class A	69,561
6,232	Phillips 66	334,347
256	Pioneer Natural Resources Co.	17,958
10,096	QEP Resources, Inc.	3,377
9,502	Range Resources Corp.	21,665
3,993	SM Energy Co.	4,871
281,366	Southwestern Energy Co. (a)	475,509
903	Targa Resources Corp.	6,240
11,099	Valero Energy Corp.	503,451
7,206	Whiting Petroleum Corp. (a)	4,831
23,322	Williams (The) Cos., Inc.	330,006
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
3,367	WPX Energy, Inc. (a)	$10,269
		5,691,852
	Total Investments – 97.5%	6,715,712
	(Cost $8,846,307) (b)
	Net Other Assets and Liabilities – 2.5%	169,619
	Net Assets – 100.0%	$6,885,331

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $9,068,804. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,968 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,392,060. The net unrealized depreciation was $2,353,092.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,715,712	$ 6,715,712	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 99.7%
	Biotechnology – 17.0%
3,390	AbbVie, Inc.	$258,284
6,191	Alkermes PLC (a)	89,274
12,417	Amicus Therapeutics, Inc. (a)	114,733
1,586	Blueprint Medicines Corp. (a)	92,749
2,534	Esperion Therapeutics, Inc. (a)	79,897
5,091	Heron Therapeutics, Inc. (a)	59,768
10,826	Ironwood Pharmaceuticals, Inc. (a)	109,235
1,176	Madrigal Pharmaceuticals, Inc. (a)	78,510
841	Sage Therapeutics, Inc. (a)	24,154
7,778	Vanda Pharmaceuticals, Inc. (a)	80,580
		987,184
	Health Care Equipment & Supplies – 4.7%
3,481	Abbott Laboratories	274,685
	Pharmaceuticals – 78.0%
10,448	Bristol-Myers Squibb Co.	582,372
5,571	Catalent, Inc. (a)	289,413
10,143	Corcept Therapeutics, Inc. (a)	120,600
2,535	Eli Lilly & Co.	351,655
25,617	Endo International PLC (a)	94,783
9,074	Horizon Therapeutics PLC (a)	268,772
22,066	Innoviva, Inc. (a)	259,496
1,968	Jazz Pharmaceuticals PLC (a)	196,288
4,327	Johnson & Johnson	567,400
6,824	Merck & Co., Inc.	525,039
6,929	Mylan N.V. (a)	103,311
2,816	Pacira BioSciences, Inc. (a)	94,420
2,540	Perrigo Co. PLC	122,149
15,444	Pfizer, Inc.	504,092
5,566	Supernus Pharmaceuticals, Inc. (a)	100,132
2,398	Zoetis, Inc.	282,221
2,724	Zogenix, Inc. (a)	67,365
		4,529,508
	Total Investments – 99.7%	5,791,377
	(Cost $6,757,943) (b)
	Net Other Assets and Liabilities – 0.3%	18,151
	Net Assets – 100.0%	$5,809,528

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $6,893,585. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $189,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,291,788. The net unrealized depreciation was $1,102,208.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,791,377	$ 5,791,377	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 99.7%
	Commercial Services & Supplies – 4.0%
2,122	Copart, Inc. (a)	$145,399
	Diversified Consumer Services – 2.7%
6,484	H&R Block, Inc.	91,295
286	WW International, Inc. (a)	4,836
		96,131
	Entertainment – 0.4%
39	Netflix, Inc. (a)	14,644
	Food & Staples Retailing – 34.6%
630	Costco Wholesale Corp.	179,632
13,814	Kroger (The) Co.	416,077
4,689	Sysco Corp.	213,959
1,809	Walgreens Boots Alliance, Inc.	82,762
3,171	Walmart, Inc.	360,289
		1,252,719
	Health Care Providers & Services – 4.8%
141	AmerisourceBergen Corp.	12,479
2,509	CVS Health Corp.	148,859
86	McKesson Corp.	11,632
		172,970
	Internet & Direct Marketing Retail – 3.6%
7	Amazon.com, Inc. (a)	13,648
2,554	eBay, Inc.	76,773
285	Etsy, Inc. (a)	10,956
287	GrubHub, Inc. (a)	11,690
142	Stamps.com, Inc. (a)	18,471
		131,538
	Multiline Retail – 13.7%
1,003	Dollar General Corp.	151,463
135	Dollar Tree, Inc. (a)	9,919
622	Kohl’s Corp.	9,075
807	Macy’s, Inc.	3,962
4,947	Nordstrom, Inc.	75,887
189	Ollie’s Bargain Outlet Holdings, Inc. (a)	8,758
2,542	Target Corp.	236,330
		495,394
	Specialty Retail – 35.9%
79	Advance Auto Parts, Inc.	7,372
826	American Eagle Outfitters, Inc.	6,567
249	AutoZone, Inc. (a)	210,654
848	Bed Bath & Beyond, Inc.	3,570
2,040	Best Buy Co., Inc.	116,280
55	Burlington Stores, Inc. (a)	8,715
1,942	CarMax, Inc. (a)	104,538
130	Carvana Co. (a)	7,162
Shares	Description	Value

	Specialty Retail (Continued)
4,122	Dick’s Sporting Goods, Inc.	$87,634
100	Five Below, Inc. (a)	7,038
309	Foot Locker, Inc.	6,813
1,738	Gap (The), Inc.	12,236
856	Home Depot (The), Inc.	159,824
840	L Brands, Inc.	9,710
105	Lowe’s Cos., Inc.	9,035
391	O’Reilly Automotive, Inc. (a)	117,711
918	RH (a)	92,231
1,427	Ross Stores, Inc.	124,106
3,089	TJX (The) Cos., Inc.	147,685
131	Tractor Supply Co.	11,076
53	Ulta Beauty, Inc. (a)	9,312
482	Urban Outfitters, Inc. (a)	6,864
813	Williams-Sonoma, Inc.	34,569
		1,300,702
	Total Investments – 99.7%	3,609,497
	(Cost $4,713,438) (b)
	Net Other Assets and Liabilities – 0.3%	9,786
	Net Assets – 100.0%	$3,619,283

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $4,751,099. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $46,820 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,188,422. The net unrealized depreciation was $1,141,602.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,609,497	$ 3,609,497	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 99.9%
	Communications Equipment – 1.6%
11,011	InterDigital, Inc.	$491,421
	Semiconductors & Semiconductor Equipment – 98.3%
15,975	Advanced Micro Devices, Inc. (a)	726,543
12,763	Analog Devices, Inc.	1,144,203
24,899	Applied Materials, Inc.	1,140,872
3,506	Broadcom, Inc.	831,273
4,687	Cabot Microelectronics Corp.	534,974
20,106	Cirrus Logic, Inc. (a)	1,319,557
14,146	Cree, Inc. (a)	501,617
60,929	Entegris, Inc.	2,727,791
8,982	Inphi, Corp. (a)	711,105
49,667	Intel Corp.	2,687,978
8,798	KLA Corp.	1,264,625
5,403	Lam Research Corp.	1,296,720
23,718	Marvell Technology Group Ltd.	536,738
50,876	Maxim Integrated Products, Inc.	2,473,082
7,217	Microchip Technology, Inc.	489,313
20,743	Micron Technology, Inc. (a)	872,451
5,884	MKS Instruments, Inc.	479,252
3,892	Monolithic Power Systems, Inc.	651,754
2,885	NVIDIA Corp.	760,486
29,130	ON Semiconductor Corp. (a)	362,377
27,667	Qorvo, Inc. (a)	2,230,790
7,486	QUALCOMM, Inc.	506,428
12,906	Semtech Corp. (a)	483,975
5,904	Silicon Laboratories, Inc. (a)	504,261
29,330	Skyworks Solutions, Inc.	2,621,515
23,033	Teradyne, Inc.	1,247,698
11,993	Texas Instruments, Inc.	1,198,460
6,740	Xilinx, Inc.	525,316
		30,831,154
	Total Investments – 99.9%	31,322,575
	(Cost $35,609,198) (b)
	Net Other Assets and Liabilities – 0.1%	30,276
	Net Assets – 100.0%	$31,352,851

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $35,740,923. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $662,025 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,080,373. The net unrealized depreciation was $4,418,348.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 31,322,575	$ 31,322,575	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 99.5%
	Air Freight & Logistics – 13.1%
556	CH Robinson Worldwide, Inc.	$36,807
570	Expeditors International of Washington, Inc.	38,030
266	FedEx Corp.	32,255
356	United Parcel Service, Inc., Class B	33,258
1,180	XPO Logistics, Inc. (a)	57,525
		197,875
	Airlines – 25.6%
1,414	Alaska Air Group, Inc.	40,257
1,484	American Airlines Group, Inc.	18,090
3,404	Delta Air Lines, Inc.	97,116
10,122	JetBlue Airways Corp. (a)	90,592
1,692	Southwest Airlines Co.	60,252
1,092	Spirit Airlines, Inc. (a)	14,076
2,102	United Airlines Holdings, Inc. (a)	66,318
		386,701
	Auto Components – 9.2%
1,952	Adient PLC (a)	17,705
2,320	BorgWarner, Inc.	56,538
6,098	Goodyear Tire & Rubber (The) Co.	35,490
354	Lear Corp.	28,763
		138,496
	Automobiles – 14.9%
4,708	Ford Motor Co.	22,739
5,418	General Motors Co.	112,586
1,172	Harley-Davidson, Inc.	22,186
130	Tesla, Inc. (a)	68,120
		225,631
	Distributors – 7.9%
934	Genuine Parts Co.	62,886
2,764	LKQ Corp. (a)	56,690
		119,576
	Road & Rail – 28.8%
596	CSX Corp.	34,151
368	JB Hunt Transport Services, Inc.	33,941
1,280	Kansas City Southern	162,790
1,154	Knight-Swift Transportation Holdings, Inc.	37,851
220	Norfolk Southern Corp.	32,120
762	Old Dominion Freight Line, Inc.	100,020
Shares	Description	Value

	Road & Rail (Continued)
242	Union Pacific Corp.	$34,132
		435,005
	Total Investments – 99.5%	1,503,284
	(Cost $1,898,119) (b)
	Net Other Assets and Liabilities – 0.5%	8,074
	Net Assets – 100.0%	$1,511,358

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $1,908,840. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,203 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $443,759. The net unrealized depreciation was $405,556.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,503,284	$ 1,503,284	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2020
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 58,428,003	$ 2,589,749	$ 6,715,712
Cash	—	559	1,646
Receivables:
Dividends	284,494	3,349	1,132
Dividend reclaims	—	—	—
Investment securities sold	3,116,915	—	160,917
Miscellaneous	—	—	7,965
Total Assets	61,829,412	2,593,657	6,887,372
LIABILITIES:
Due to custodian	4,294	—	—
Payables:
Investment advisory fees	38,538	1,350	2,041
Fund shares redeemed	3,128,430	—	—
Total Liabilities	3,171,262	1,350	2,041
NET ASSETS	$58,658,150	$2,592,307	$6,885,331
NET ASSETS consist of:
Paid-in capital	$ 154,983,362	$ 3,611,101	$ 15,762,341
Par value	37,500	1,500	8,500
Accumulated distributable earnings (loss)	(96,362,712)	(1,020,294)	(8,885,510)
NET ASSETS	$58,658,150	$2,592,307	$6,885,331
NET ASSET VALUE, per share	$15.64	$17.28	$8.10
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,750,002	150,002	850,002
Investments, at cost	$102,051,953	$3,307,756	$8,846,307

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$ 5,791,377	$ 3,609,497	$ 31,322,575	$ 1,503,284
620	6,328	38,447	7,855

4,175	5,462	10,657	712
287	—	—	79
16,028	—	—	—
—	—	—	—
5,812,487	3,621,287	31,371,679	1,511,930

—	—	—	—

2,959	2,004	18,828	572
—	—	—	—
2,959	2,004	18,828	572
$ 5,809,528	$ 3,619,283	$ 31,352,851	$ 1,511,358

$ 7,565,035	$ 5,915,845	$ 39,525,190	$ 2,437,051
3,000	2,000	9,500	1,000
(1,758,507)	(2,298,562)	(8,181,839)	(926,693)
$ 5,809,528	$ 3,619,283	$ 31,352,851	$ 1,511,358
$19.36	$18.10	$33.00	$15.11
300,002	200,002	950,002	100,002
$6,757,943	$4,713,438	$35,609,198	$1,898,119
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2020
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 4,481,850	$ 72,082	$ 220,557
Interest	3,099	95	352
Total investment income	4,484,949	72,177	220,909
EXPENSES:
Investment advisory fees	818,681	19,879	48,457
Total expenses	818,681	19,879	48,457
NET INVESTMENT INCOME (LOSS)	3,666,268	52,298	172,452
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(10,735,724)	(16,881)	(1,937,252)
In-kind redemptions	(3,502,413)	474,160	(835,293)
Net realized gain (loss)	(14,238,137)	457,279	(2,772,545)
Net change in unrealized appreciation (depreciation) on investments	(20,119,560)	(837,798)	(1,452,086)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,357,697)	(380,519)	(4,224,631)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,691,429)	$(328,221)	$(4,052,179)

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$105,690	$125,421	$554,769	$45,414
102	194	653	59
105,792	125,615	555,422	45,473

43,709	44,194	208,718	16,674
43,709	44,194	208,718	16,674
62,083	81,421	346,704	28,799

(163,349)	(428,184)	(228,603)	(160,624)
838,816	1,281,316	2,764,655	288,770
675,467	853,132	2,536,052	128,146
(1,041,156)	(1,325,454)	(4,808,273)	(382,690)
(365,689)	(472,322)	(2,272,221)	(254,544)
$(303,606)	$(390,901)	$(1,925,517)	$(225,745)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019
OPERATIONS:
Net investment income (loss)	$ 3,666,268	$ 14,440,955	$ 52,298	$ 17,255
Net realized gain (loss)	(14,238,137)	11,148,105	457,279	(97,234)
Net change in unrealized appreciation (depreciation)	(20,119,560)	(123,008,249)	(837,798)	166,354
Net increase (decrease) in net assets resulting from operations	(30,691,429)	(97,419,189)	(328,221)	86,375
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,868,010)	(14,689,357)	(51,985)	(14,971)
Return of capital	—	—	—	—
Total distributions to shareholders	(3,868,010)	(14,689,357)	(51,985)	(14,971)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	20,330,421	353,763,083	6,337,625	948,776
Cost of shares redeemed	(95,560,223)	(1,387,651,548)	(5,370,720)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(75,229,802)	(1,033,888,465)	966,905	948,776
Total increase (decrease) in net assets	(109,789,241)	(1,145,997,011)	586,699	1,020,180
NET ASSETS:
Beginning of period	168,447,391	1,314,444,402	2,005,608	985,428
End of period	$58,658,150	$168,447,391	$2,592,307	$2,005,608
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,900,002	44,550,002	100,002	50,002
Shares sold	800,000	12,000,000	300,000	50,000
Shares redeemed	(3,950,000)	(49,650,000)	(250,000)	—
Shares outstanding, end of period	3,750,002	6,900,002	150,002	100,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019

$ 172,452	$ 337,433	$ 62,083	$ 27,637	$ 81,421	$ 62,033
(2,772,545)	(5,292,867)	675,467	(109,935)	853,132	(543,007)
(1,452,086)	(926,753)	(1,041,156)	146,896	(1,325,454)	225,610
(4,052,179)	(5,882,187)	(303,606)	64,598	(390,901)	(255,364)

(179,319)	(324,106)	(63,555)	(25,550)	(96,141)	(43,750)
(6,197)	—	—	—	—	—
(185,516)	(324,106)	(63,555)	(25,550)	(96,141)	(43,750)

12,391,122	40,494,178	4,298,507	7,921,843	2,487,585	14,840,691
(13,561,689)	(25,985,088)	(3,497,323)	(4,699,347)	(7,315,467)	(6,650,460)
(1,170,567)	14,509,090	801,184	3,222,496	(4,827,882)	8,190,231
(5,408,262)	8,302,797	434,023	3,261,544	(5,314,924)	7,891,117

12,293,593	3,990,796	5,375,505	2,113,961	8,934,207	1,043,090
$6,885,331	$12,293,593	$5,809,528	$5,375,505	$3,619,283	$8,934,207

650,002	200,002	250,002	100,002	400,002	50,002
1,300,000	1,700,000	200,000	350,000	100,000	650,000
(1,100,000)	(1,250,000)	(150,000)	(200,000)	(300,000)	(300,000)
850,002	650,002	300,002	250,002	200,002	400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019
OPERATIONS:
Net investment income (loss)	$ 346,704	$ 261,018	$ 28,799	$ 41,698
Net realized gain (loss)	2,536,052	(1,118,345)	128,146	(105,880)
Net change in unrealized appreciation (depreciation)	(4,808,273)	(1,466,467)	(382,690)	(4,821)
Net increase (decrease) in net assets resulting from operations	(1,925,517)	(2,323,794)	(225,745)	(69,003)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(356,856)	(228,505)	(28,821)	(40,176)
Return of capital	—	—	—	—
Total distributions to shareholders	(356,856)	(228,505)	(28,821)	(40,176)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,122,477	19,028,462	6,534,030	—
Cost of shares redeemed	(29,728,784)	(33,481,492)	(7,101,369)	(1,297,832)
Net increase (decrease) in net assets resulting from shareholder transactions	3,393,693	(14,453,030)	(567,339)	(1,297,832)
Total increase (decrease) in net assets	1,111,320	(17,005,329)	(821,905)	(1,407,011)
NET ASSETS:
Beginning of period	30,241,531	47,246,860	2,333,263	3,740,274
End of period	$31,352,851	$30,241,531	$1,511,358	$2,333,263
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	1,450,002	100,002	150,002
Shares sold	900,000	600,000	300,000	—
Shares redeemed	(900,000)	(1,100,000)	(300,000)	(50,000)
Shares outstanding, end of period	950,002	950,002	100,002	100,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 24.41	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.73	0.84	0.40	0.07
Net realized and unrealized gain (loss)	(8.77)	(5.14)	3.56	5.91
Total from investment operations	(8.04)	(4.30)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.73)	(0.79)	(0.40)	(0.05)
Net asset value, end of period	$15.64	$24.41	$29.50	$25.94
Total return (b)	(33.93)%	(14.49)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 58,658	$ 168,447	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.69%	1.83%	1.47%	4.05% (c)
Portfolio turnover rate (d)	59%	87%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 20.06	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.27	0.27	0.35	0.14
Net realized and unrealized gain (loss)	(2.77)	0.33	(0.95)	0.64
Total from investment operations	(2.50)	0.60	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.25)	(0.32)	(0.11)
Net asset value, end of period	$17.28	$20.06	$19.71	$20.63
Total return (b)	(12.69)%	3.13%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,592	$ 2,006	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.58%	1.55%	1.53%	1.58% (c)
Portfolio turnover rate (d)	59%	108%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 18.91	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.31	0.41	0.36	0.14
Net realized and unrealized gain (loss)	(10.79)	(1.06)	(0.67)	0.80
Total from investment operations	(10.48)	(0.65)	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.39)	(0.33)	(0.15)
Return of capital	(0.01)	—	(0.04)	—
Total distributions	(0.33)	(0.39)	(0.37)	(0.15)
Net asset value, end of period	$8.10	$18.91	$19.95	$20.63
Total return (b)	(56.26)%	(3.27)%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,885	$ 12,294	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	2.14%	1.69%	1.96%	1.30% (c)
Portfolio turnover rate (e)	76%	126%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 21.50	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.18	0.13	0.17	0.06
Net realized and unrealized gain (loss)	(2.13)	0.35	1.65	(0.28)
Total from investment operations	(1.95)	0.48	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.12)	(0.17)	(0.06)
Net realized gain	—	—	(0.34)	(0.01)
Total distributions	(0.19)	(0.12)	(0.51)	(0.07)
Net asset value, end of period	$19.36	$21.50	$21.14	$19.83
Total return (b)	(9.13)%	2.30%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,810	$ 5,376	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.85%	0.69%	0.80%	0.64% (c)
Portfolio turnover rate (d)	42%	107%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 22.34	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.27	0.21	0.31	0.15
Net realized and unrealized gain (loss)	(4.22)	1.45	1.18	(0.24)
Total from investment operations	(3.95)	1.66	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.18)	(0.31)	(0.13)
Net asset value, end of period	$18.10	$22.34	$20.86	$19.68
Total return (b)	(17.90)%	7.98%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,619	$ 8,934	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.11%	1.41%	1.54%	1.44% (c)
Portfolio turnover rate (e)	65%	127%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 31.83	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.38	0.25	0.14	0.05
Net realized and unrealized gain (loss)	1.18	(0.79)	7.54	5.11
Total from investment operations	1.56	(0.54)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.21)	(0.14)	(0.05)
Net realized gain	—	—	—	(0.00) (b)
Total distributions	(0.39)	(0.21)	(0.14)	(0.05)
Net asset value, end of period	$33.00	$31.83	$32.58	$25.04
Total return (c)	4.82%	(1.62)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 31,353	$ 30,242	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.00%	0.78%	0.55%	0.66% (d)
Portfolio turnover rate (e)	64%	94%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended March 31,			Period Ended 3/31/2017 (a)
	2020	2019	2018
Net asset value, beginning of period	$ 23.33	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.30	0.35	0.32	0.14
Net realized and unrealized gain (loss)	(8.22)	(1.62)	2.16	2.84
Total from investment operations	(7.92)	(1.27)	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.33)	(0.33)	(0.14)
Net realized gain	—	—	—	(0.00) (b)
Total distributions	(0.30)	(0.33)	(0.33)	(0.14)
Net asset value, end of period	$15.11	$23.33	$24.93	$22.78
Total return (c)	(34.35)%	(5.11)%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,511	$ 2,333	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	1.04%	1.38%	1.27%	1.22% (d)
Portfolio turnover rate (f)	89%	108%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2020
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the seven funds listed below, each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which each Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 3,868,010	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	51,985	—	—
First Trust Nasdaq Oil & Gas ETF	179,319	—	6,197
First Trust Nasdaq Pharmaceuticals ETF	63,555	—	—
First Trust Nasdaq Retail ETF	96,141	—	—
First Trust Nasdaq Semiconductor ETF	356,856	—	—
First Trust Nasdaq Transportation ETF	28,821	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 14,689,357	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	14,971	—	—
First Trust Nasdaq Oil & Gas ETF	324,106	—	—
First Trust Nasdaq Pharmaceuticals ETF	25,550	—	—
First Trust Nasdaq Retail ETF	43,750	—	—
First Trust Nasdaq Semiconductor ETF	228,505	—	—
First Trust Nasdaq Transportation ETF	40,176	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
As of March 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 220,978	$ (52,339,897)	$ (44,243,793)
First Trust Nasdaq Food & Beverage ETF	2,597	(291,976)	(730,915)
First Trust Nasdaq Oil & Gas ETF	—	(6,532,418)	(2,353,092)
First Trust Nasdaq Pharmaceuticals ETF	623	(656,922)	(1,102,208)
First Trust Nasdaq Retail ETF	4,732	(1,161,692)	(1,141,602)
First Trust Nasdaq Semiconductor ETF	22,361	(3,785,852)	(4,418,348)
First Trust Nasdaq Transportation ETF	60	(521,197)	(405,556)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of March 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2020, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Capital Loss Available
First Trust Nasdaq Bank ETF	$ 52,339,897
First Trust Nasdaq Food & Beverage ETF	291,976
First Trust Nasdaq Oil & Gas ETF	6,532,418
First Trust Nasdaq Pharmaceuticals ETF	656,922
First Trust Nasdaq Retail ETF	1,161,692
First Trust Nasdaq Semiconductor ETF	3,785,852
First Trust Nasdaq Transportation ETF	521,197
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2020, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Nasdaq Bank ETF	$ —	$ 4,911,533	$ (4,911,533)
First Trust Nasdaq Food & Beverage ETF	—	(454,678)	454,678
First Trust Nasdaq Oil & Gas ETF	—	917,975	(917,975)
First Trust Nasdaq Pharmaceuticals ETF	—	(739,609)	739,609
First Trust Nasdaq Retail ETF	—	(1,166,626)	1,166,626
First Trust Nasdaq Semiconductor ETF	—	(2,071,877)	2,071,877
First Trust Nasdaq Transportation ETF	—	(267,804)	267,804
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 79,383,094	$ 79,707,962
First Trust Nasdaq Food & Beverage ETF	1,830,669	1,816,581
First Trust Nasdaq Oil & Gas ETF	6,130,869	6,192,147
First Trust Nasdaq Pharmaceuticals ETF	2,992,579	3,024,179
First Trust Nasdaq Retail ETF	4,734,392	4,736,004
First Trust Nasdaq Semiconductor ETF	21,868,985	21,833,383
First Trust Nasdaq Transportation ETF	2,524,178	2,522,723

For the fiscal year ended March 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 20,282,336	$ 95,200,157
First Trust Nasdaq Food & Beverage ETF	6,321,116	5,365,661
First Trust Nasdaq Oil & Gas ETF	12,283,113	13,525,870
First Trust Nasdaq Pharmaceuticals ETF	4,295,242	3,481,052
First Trust Nasdaq Retail ETF	2,487,572	7,308,808
First Trust Nasdaq Semiconductor ETF	33,096,524	29,682,564
First Trust Nasdaq Transportation ETF	6,506,744	7,082,974
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
On August 28, 2018, Nasdaq, Inc., the independent Index Provider, determined the need to enact an interim rebalance of the indexes in accordance with its methodology guidelines of ensuring Index integrity. The interim rebalance was completed prior to market open on August 31, 2018, and each Fund’s portfolio was promptly adjusted to reflect the Index share and component changes instituted by such rebalance to allow each Fund to continue to track its index.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF, and First Trust Nasdaq Transportation ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2020, 2019 and 2018 and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2020, 2019 and 2018 and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 26, 2020
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended March 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
For the taxable year ended March 31, 2020, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:
Qualified Dividend Income
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	173	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	173	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	173	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	173	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	173	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.
Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2019

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Annual Report
For the Year Ended
March 31, 2020

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the twelve months ended March 31, 2020.
I am sorry to report that the coronavirus (COVID-19) pandemic is still dominating our daily lives, the economy and securities markets. Many of us have learned the hard way that it is no fun sheltering in place for weeks on end, and by hard way I mean at the behest of state and local government officials. It is also not fun being furloughed from a job or losing a job outright for reasons beyond one’s control. As President Donald J. Trump has repeatedly said, the cure cannot be worse than the problem itself. For those who do not follow the news closely, the governors of Georgia, South Carolina, Tennessee and Texas announced on or about April 20, 2020, that they intend to open some “nonessential” businesses by early May. If nothing else, these could prove to be valuable test cases for the rest of the states trying to strike a balance between fighting COVID-19 and curbing the economic fallout stemming from the virus. While we certainly trumpet the call for health and safety first, we also realize that we need to find a way to get Americans back to work.
Suffice it to say that this virus is proving to be plenty stubborn. While I tend to be largely U.S.-centric, it does not escape me that this fight is global in scope. We now have proof that the virus can flare up again after seemingly being mitigated. Singapore, which had been credited with having a successful blueprint for curbing the spread of the virus, reported that it experienced back-to-back days of more than 1,000 new cases in the third week of April. As a result, it has extended its partial lockdown strategy another four weeks. COVID-19 impacts business dealings at every level, especially the C-suite. Refinitiv, a global provider of financial market data, reported that global mergers and acquisitions deal activity totaled $762.6 billion year-to-date through April 17, 2020, down 33% from the same period a year ago, according to Reuters. The number of deals declined by 20%. A recent survey by EY of more than 2,900 executives worldwide found that 56% of them, despite the current crisis, are still planning an acquisition in the next 12 months. The takeaway here is that, despite having to navigate unchartered waters, more than one out of two executives are looking to grow their companies over the next 12 months. I’ll take that ratio in this climate. At First Trust Advisors L.P., we have always believed in the traditional buy-and-hold philosophy of investing. Investors should strongly consider shifting their focus away from the next two quarters, which are likely to be dismal, to what potentially lies beyond – a full-on recovery, in our opinion.
The Federal Reserve, Treasury Department and Congress are all working with the Trump Administration to pull together trillions of dollars of aid and stimulus to help prop up workers, companies and municipalities in this time of need. Health Care companies have ramped up their efforts to develop and manufacture much needed testing equipment, medical supplies and therapeutics. Hopefully, at some point in the near-future, one or more of these companies will deliver us a present in the form of a vaccine.
Both the equity and debt markets in the U.S. have responded favorably to the enormous financial support from the Federal government. The government has responded faster and more robustly to the current crisis than it did in the 2008-2009 financial crisis. While still down, stock and bond valuations have rebounded significantly from their lows reached in late March. We remain optimistic about the second half of 2020 and 2021. Stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2020 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The onset of the coronavirus (COVID-19) pandemic has inflicted tremendous damage on the global economy. It single-handedly brought an end to the bull market in stocks in the first quarter of 2020 (see below), although that nearly happened in the fourth quarter of 2018. At this time, we don’t know how long it will take for the virus to run its course or for a vaccine to become available for the masses. History suggests that vaccines take roughly 18 months to win approval and go to market, but some are hoping for closer to 12 months this time around. Perhaps an existing drug will be proven effective against the virus.
The International Monetary Fund (“IMF”) has characterized the quarantine and social distancing efforts accompanying the COVID-19 pandemic as the “Great Lockdown.” No country has been spared. The IMF adjusted its global economic growth projections following the end of the first quarter of 2020. It now sees world real gross domestic product (“GDP”) growth declining by 3.0% in 2020, down over six percentage points from its 3.3% growth projection prior to the onset of the virus. Provided the pandemic fades in the second half of 2020, the IMF sees the growth rate rising by 5.8% in 2021. U.S. real GDP growth is projected to be down 5.9% in 2020, but up 4.7% in 2021. Emerging Markets and Developing Nations are expected to come in at 1.0% in 2020 and 8.5% in 2021.
In addition to the COVID-19 developments, investors should also be aware that, despite the Phase One trade deal signed with China in January 2020, there is still an ongoing trade conflict between the U.S. and China, and who knows if the virus might eventually get folded into the battle since it reportedly first surfaced in China in the fourth quarter of 2019. President Donald J. Trump has driven home this point at more than one of his press briefings. The Trump Administration’s implementation of tariffs, particularly against China, has been operational for 24 months and counting.
Global Equities Markets
For the 12-month period ended March 31, 2020, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of -14.89% (USD) and -17.69% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 1.82% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The slight gain in the dollar likely had just a small drag on the performance of the two foreign stock indices during the period, in our opinion. With respect to U.S. equities, the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -6.98%, -22.51% and -25.89%, respectively, over the past 12 months. Large-capitalization (cap) stocks clearly outperformed their mid- and small-cap counterparts as investors sought to reduce their risk exposure due to the escalation in the trade war between the U.S. and China and the onset of COVID-19 in the first quarter of 2020, in our opinion. Ten of the 11 sectors that comprise the S&P 500® Index were down on a total return basis for the same period. The top performer for the period was Information Technology, up 10.43%, while the worst result by far came from Energy, down 52.42%.
The S&P 500® Index closed at 2,584.59 on March 31, 2020, 23.67% below its all-time closing high of 3,386.15 on February 19, 2020, according to Bloomberg. The nearly 11-year bull market was no more. The S&P 500® Index was now in bear market territory. A bear market entails a price decline of 20% or more from the most recent high. Data from Goldman Sachs and CNBC indicates that the average bear market since WWII has generated an average loss of 30.4%, has lasted 13 months and taken 21.9 months on average to recover. A Bloomberg survey of 19 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,039 as of March 26, 2020, according to its own release. The highest estimate was 3,500 while the lowest estimate was 2,650. Keep in mind, earnings and revenue projections may become harder to come by in the months ahead if more and more companies choose to suspend guidance.
Investors liquidated an estimated net $78.44 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2020, according to Morningstar. International Equity mutual funds and ETFs, however, took in an estimated net $7.36 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $180.37 billion in the period, compared to estimated net outflows for active U.S. Equity mutual funds and ETFs totaling $258.81 billion. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $73.19 billion for the same period, compared to estimated net outflows for active International Equity mutual funds and ETFs totaling $65.83 billion.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (6/20/17) to 3/31/20	Inception (6/20/17) to 3/31/20
Fund Performance
NAV	-16.64%	-5.48%	-14.49%
Market Price	-16.87%	-5.45%	-14.41%
Index Performance
Nasdaq Riskalyze Developed Markets Index	-15.38%	-4.20%	-11.25%
NASDAQ Developed Markets Ex-US Large Mid Cap Index	-14.12%	-3.71%	-9.97%
MSCI World ex USA Index	-14.89%	-4.13%	-11.05%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a net asset value (“NAV”) return of -16.64% during the period covered by this report. During the same period, the MSCI World ex USA Index (“Benchmark”) generated a return of -14.89%. Japanese securities were given the largest weighting in the Fund at 15.5%. The Japanese securities in the Fund were the worst contributing securities with a -2.5% contribution, stemming from their -19.4% return. Switzerland securities were the Fund’s best contributing securities with a 0.7% contribution, stemming from their 9.8% allocation and 9.5% return. The total currency effect over the period was -2.4%, primarily impacted by the Fund’s exposure to the Australian Dollar (-0.95% contribution) and the British Pound Sterling (-0.5% contribution). On a relative basis, the Fund underperformed the Benchmark. The Fund underperformed the Benchmark among Japanese securities by -13.0%, creating -2.6% of relative underperformance. The Fund outperformed the Benchmark among United Kingdom securities by 8.4%, creating 1.3% of relative outperformance.

Riskalyze and the Nasdaq Riskalyze Developed Markets Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	17.6%
Financials	14.8
Industrials	13.7
Health Care	12.4
Real Estate	11.7
Consumer Discretionary	7.0
Materials	6.2
Utilities	5.2
Communication Services	4.6
Energy	3.6
Information Technology	3.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Japan Tobacco, Inc.	3.1%
Sekisui House Ltd.	3.1
Roche Holding AG	2.7
Novartis AG	2.3
Royal Dutch Shell PLC, Class A	2.0
Croda International PLC	1.6
Sanofi	1.5
Chocoladefabriken Lindt & Spruengli AG	1.4
Barry Callebaut AG	1.2
West Japan Railway Co.	1.2
Total	20.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	134	51	0	0
4/1/18 – 3/31/19	180	13	0	0
4/1/19 – 3/31/20	190	20	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	10	0	0	0
4/1/18 – 3/31/19	58	0	0	0
4/1/19 – 3/31/20	36	6	1	0

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depository receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (6/20/17) to 3/31/20	Inception (6/20/17) to 3/31/20
Fund Performance
NAV	-23.66%	-6.72%	-17.59%
Market Price	-23.80%	-6.54%	-17.14%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	-22.64%	-5.08%	-13.49%
NASDAQ Emerging Markets Large Mid Cap Index	-20.52%	-3.40%	-9.16%
MSCI Emerging Markets Index	-17.69%	-3.71%	-9.96%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of -23.66% during the period covered by this report. During the same period, the MSCI Emerging Markets Index (“Benchmark”) generated a return of -17.69%. Indian securities were given the largest weighting in the Fund at 20.8%. The Indian securities in the Fund were the worst contributing securities with a -5.2% contribution, stemming from their -22.7% return. No single country contributed positively to the Fund’s return over the time period. The total currency effect over the period was -6.6%, primarily impacted by the Fund’s exposure to the Brazilian Real (-2.7% contribution) and the Indian Rupee (-1.6% contribution). On a relative basis, the Fund underperformed the Benchmark. The Fund underperformed the Benchmark among Chinese securities by -11.9%, creating -3.9% of relative underperformance. The Fund reduced some of this underperformance with its allocation to Brazilian securities, which created 0.5% of relative outperformance.

Riskalyze and the Nasdaq Riskalyze Emerging Markets Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	39.7%
Information Technology	11.4
Consumer Staples	10.9
Materials	7.5
Communication Services	6.3
Industrials	5.6
Energy	5.0
Real Estate	4.5
Utilities	4.2
Consumer Discretionary	2.6
Health Care	2.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Quanta Computer, Inc.	4.3%
Compal Electronics, Inc.	3.9
Housing Development Finance Corp., Ltd.	3.0
Kotak Mahindra Bank Ltd.	2.9
HDFC Bank Ltd.	2.6
Atacadao S.A.	1.8
Asian Paints Ltd.	1.8
China Minsheng Banking Corp., Ltd., Class H	1.6
China Construction Bank Corp., Class H	1.6
Agricultural Bank of China Ltd., Class H	1.5
Total	25.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	110	50	5	0
4/1/18 – 3/31/19	67	97	40	0
4/1/19 – 3/31/20	109	92	5	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	23	5	2	0
4/1/18 – 3/31/19	37	9	1	0
4/1/19 – 3/31/20	37	5	2	3

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (6/20/17) to 3/31/20	Inception (6/20/17) to 3/31/20
Fund Performance
NAV	-12.98%	-0.16%	-0.44%
Market Price	-13.22%	-0.18%	-0.50%
Index Performance
Nasdaq Riskalyze US Large Cap Index	-12.44%	0.44%	1.24%
Nasdaq US 500 Large Cap Index	-6.27%	4.47%	12.91%
S&P 500® Index	-6.98%	4.18%	12.04%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of -12.98% during the period covered by this report. During the same period, the Nasdaq US 500 Large Cap Index (“Benchmark”) generated a return of -6.27%. Information Technology was the most heavily weighted sector in the Fund with a 23.4% allocation, while Materials was the least heavily weighted sector in the Fund with a 2.5% allocation. No single sector in the Fund contributed positively to the Fund’s return, however, the Materials sector had the smallest negative impact given the sector’s small allocation in the Fund. The worst contributing sector in the Fund was the Energy sector with a -2.5% contribution stemming from its -60.2% return and 4.4% allocation. On a relative basis, the Fund underperformed the Benchmark. This underperformance came most noticeably from the selection of specific Information Technology securities. This sector carried a similar weight in the Fund and the Benchmark (23.4% versus 23.8%), but the Information Technology names in the Fund returned -4.5% during the period while those in the Benchmark returned 10.1%, resulting in -2.8% of underperformance for the Fund versus the Benchmark. A small portion of the underperformance was reversed due to the Fund outperforming the Benchmark among Industrial securities by 2.0%, creating 0.2% of relative outperformance.

Riskalyze and the Nasdaq Riskalyze US Large Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	26.1%
Health Care	16.8
Industrials	11.0
Financials	11.0
Consumer Discretionary	8.9
Consumer Staples	7.9
Real Estate	5.8
Communication Services	4.3
Utilities	3.6
Materials	2.3
Energy	2.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Citrix Systems, Inc.	1.1%
NortonLifeLock, Inc.	1.1
NVIDIA Corp.	0.9
Verizon Communications, Inc.	0.9
Microsoft Corp.	0.8
Leidos Holdings, Inc.	0.8
Oracle Corp.	0.8
L3Harris Technologies, Inc.	0.8
AT&T, Inc.	0.8
Intel Corp.	0.8
Total	8.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	189	0	0	0
4/1/18 – 3/31/19	221	4	0	0
4/1/19 – 3/31/20	178	0	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	6	0	0	0
4/1/18 – 3/31/19	24	1	1	0
4/1/19 – 3/31/20	73	0	0	1

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (6/20/17) to 3/31/20	Inception (6/20/17) to 3/31/20
Fund Performance
NAV	-24.23%	-6.23%	-16.37%
Market Price	-24.39%	-6.27%	-16.48%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	-23.83%	-5.69%	-15.03%
Nasdaq US 600 Mid Cap Index	-23.60%	-3.83%	-10.27%
S&P MidCap 400® Index	-22.51%	-5.04%	-13.37%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of -24.23% during the period covered by this report. During the same period, the Nasdaq US 600 Mid Cap Index (“Benchmark”) generated a return of -23.60%. Financials was the most heavily weighted sector in the Fund with a 17.2% allocation, while Energy was the least heavily weighted sector in the Fund with a 2.7% allocation. No single sector in the Fund contributed positively to the Fund’s return, however, the Health Care sector had the smallest negative impact given the sector’s relatively small allocation and relatively good performance of -0.4% in the Fund. The worst contributing sector in the Fund was the Financials sector with a -5.1% contribution stemming from its -28.2% return and large 17.2% allocation. On a relative basis, the Fund underperformed the Benchmark. The Fund underperformed the Benchmark among the Industrial sector by -2.6% creating -0.3% of relative underperformance. The Fund outperformed the Benchmark among the Financials sector by 1.4% creating 0.2% of relative outperformance.

Riskalyze and the Nasdaq Riskalyze US Mid Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	16.1%
Financials	16.0
Industrials	14.5
Health Care	12.6
Consumer Discretionary	11.7
Real Estate	9.6
Materials	6.1
Utilities	4.5
Communication Services	4.0
Consumer Staples	3.0
Energy	1.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Chemed Corp.	1.9%
Perrigo Co. PLC	1.8
Encompass Health Corp.	1.8
Hill-Rom Holdings, Inc.	1.7
Bio-Techne Corp.	1.6
Ensign Group (The), Inc.	1.6
Cogent Communications Holdings, Inc.	1.5
Bruker Corp.	1.3
Monolithic Power Systems, Inc.	1.1
Pegasystems, Inc.	1.1
Total	15.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	173	0	0	0
4/1/18 – 3/31/19	237	5	0	0
4/1/19 – 3/31/20	222	1	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	22	0	0	0
4/1/18 – 3/31/19	8	1	0	0
4/1/19 – 3/31/20	29	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (6/20/17) to 3/31/20	Inception (6/20/17) to 3/31/20
Fund Performance
NAV	-27.51%	-8.07%	-20.86%
Market Price	-27.75%	-8.08%	-20.87%
Index Performance
Nasdaq Riskalyze US Small Cap Index	-27.04%	-7.49%	-19.44%
Nasdaq US 700 Small Cap Index	-28.04%	-6.68%	-17.47%
S&P SmallCap 600® Index	-25.89%	-5.95%	-15.66%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of -27.51% during the period covered by this report. During the same period, the Nasdaq US 700 Small Cap Index (“Benchmark”) generated a return of -28.04%. The Industrials sector was given the largest allocation in the Fund over the period at 19.3%. The Utilities sector was given the smallest allocation in the Fund at 2.6% while also being the only positively contributing sector in the Fund with a 0.02% contribution stemming from its 3.4% return. The least contributing sector in the Fund was the Financials sector due to the sector’s 17.1% allocation and -25.4% return. The Energy sector was the worst performing sector in the Fund at -79.4% while the Utilities sector was the best performing sector in the Fund at 3.4%. On a relative basis, the Fund outperformed the Benchmark. The primary reason for the outperformance is due to the Fund outperforming the Benchmark among the Industrials sector by 5.9%, creating 1.4% of relative outperformance. The Fund underperformed the Benchmark among the Information Technology sector by -5.1%, which reduced the Fund’s outperformance by -0.7%.

Riskalyze and the Nasdaq Riskalyze US Small Cap Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Investments
Industrials	21.4%
Financials	16.3
Health Care	15.2
Information Technology	13.9
Real Estate	8.3
Consumer Discretionary	7.9
Consumer Staples	5.4
Materials	4.6
Utilities	2.9
Energy	2.1
Communication Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Luminex Corp.	3.7%
Healthcare Services Group, Inc.	3.0
Atrion Corp.	2.7
National HealthCare Corp.	2.6
Patterson Cos., Inc.	2.3
US Physical Therapy, Inc.	1.9
NIC, Inc.	1.7
CONMED Corp.	1.6
Switch, Inc., Class A	1.6
Power Integrations, Inc.	1.4
Total	22.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	163	0	0	0
4/1/18 – 3/31/19	233	5	1	0
4/1/19 – 3/31/20	240	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	32	0	0	0
4/1/18 – 3/31/19	11	1	0	0
4/1/19 – 3/31/20	12	0	0	0

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large Cap Index (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/20	Inception (6/20/17) to 3/31/20	Inception (6/20/17) to 3/31/20
Fund Performance
NAV	-16.81%	-1.53%	-4.19%
Market Price	-16.81%	-1.53%	-4.19%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	-16.42%	-1.02%	-2.80%
Nasdaq US 500 Large Cap Index	-6.27%	4.47%	12.91%
S&P 500® Index	-6.98%	4.18%	12.04%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of -16.81% during the period covered by this report. During the same period, the Nasdaq US 500 Large Cap Index (“Benchmark”) generated a return of -6.27%. The Information Technology sector was given the largest allocation in the Fund over the period at 23.3%. The Materials sector was given the smallest allocation in the Fund at 2.3%. The Health Care sector was the only positively impacting sector to the Fund’s return over the period with a 0.5% contribution, stemming from its 14.1% allocation and 10.7% return. The least contributing sector in the Fund was the Consumer Discretionary sector due to the sector’s 11.8% allocation and -44.7% return. The Energy sector was the worst performing sector in the Fund at -54.6% while the Health Care sector was the best performing sector in the Fund at 10.7%. On a relative basis, the Fund underperformed the Benchmark. The majority of the underperformance is due to the Fund underperforming the Benchmark among the Consumer Discretionary sector by -38%, causing -4.1% of relative underperformance. The Fund outperformed the Benchmark among Health Care securities by 11.7%, creating 1.2% of relative outperformance.

Riskalyze and the Nasdaq Riskalyze US Large Cap Select Dividend Index (“Riskalyze Indexes”) are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	27.0%
Health Care	18.2
Industrials	10.7
Real Estate	9.8
Consumer Staples	8.9
Consumer Discretionary	7.6
Financials	6.2
Communication Services	4.1
Utilities	3.5
Energy	2.7
Materials	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Gilead Sciences, Inc.	4.9%
AbbVie, Inc.	4.5
Cardinal Health, Inc.	3.9
International Business Machines Corp.	3.9
Seagate Technology PLC	3.4
Pfizer, Inc.	3.3
United Parcel Service, Inc., Class B	2.9
3M Co.	2.8
Eaton Corp. PLC	2.7
HP, Inc.	2.6
Total	34.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	190	0	0	0
4/1/18 – 3/31/19	175	3	0	0
4/1/19 – 3/31/20	101	2	2	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	5	0	0	0
4/1/18 – 3/31/19	68	4	1	0
4/1/19 – 3/31/20	143	4	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2020 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$814.00	0.65%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$772.70	0.75%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$823.60	0.60%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$721.30	0.60%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$720.20	0.60%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$797.10	0.50%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2019 through March 31, 2020), multiplied by 183/366 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) – 91.5%
	Australia – 5.0%
1,778	AGL Energy Ltd. (b)	$18,607
1,421	ASX Ltd. (b)	66,703
10,294	Aurizon Holdings Ltd. (b)	26,678
18,767	AusNet Services (b)	19,705
4,038	Australia & New Zealand Banking Group Ltd. (b)	42,348
10,023	Bendigo & Adelaide Bank Ltd. (b)	38,507
5,327	Brambles Ltd. (b)	34,432
1,425	Commonwealth Bank of Australia (b)	53,765
14,577	Insurance Australia Group Ltd. (b)	55,000
879	Macquarie Group Ltd. (b)	46,814
3,878	National Australia Bank Ltd. (b)	39,780
23,850	Orica Ltd. (b)	223,265
9,169	QBE Insurance Group Ltd. (b)	47,761
11,263	Sonic Healthcare Ltd. (b)	169,281
8,708	Suncorp Group Ltd. (b)	48,358
7,563	Sydney Airport (b)	26,131
24,105	Tabcorp Holdings Ltd. (b)	37,305
27,235	Telstra Corp., Ltd. (b)	51,124
4,134	Transurban Group (b)	30,793
2,937	Wesfarmers Ltd. (b)	62,236
3,136	Woolworths Group Ltd. (b)	68,197
		1,206,790
	Austria – 0.2%
175	ams AG (b) (c)	1,711
165	ANDRITZ AG (b)	5,169
453	Erste Group Bank AG (b)	8,293
330	OMV AG (b)	9,031
645	Raiffeisen Bank International AG (b)	9,278
288	voestalpine AG (b)	5,811
		39,293
	Belgium – 1.0%
464	Ageas (b)	19,336
2,055	Anheuser-Busch InBev S.A./N.V. (b)	90,769
116	Colruyt S.A. (b)	6,288
97	Galapagos N.V. (b) (c)	19,049
268	Groupe Bruxelles Lambert S.A. (b)	21,086
396	KBC Group N.V. (b)	17,968
318	Proximus S.A.D.P. (b)	7,303
163	Solvay S.A. (b)	11,747
135	Telenet Group Holding N.V. (b)	4,054
203	UCB S.A. (b)	17,369
447	Umicore S.A. (b)	15,418
		230,387
	Bermuda – 0.6%
4,222	CK Infrastructure Holdings Ltd. (b)	22,351
Shares	Description	Value

	Bermuda (Continued)
5,561	Hiscox Ltd. (b)	$63,329
4,000	Hongkong Land Holdings Ltd. (b)	14,965
300	Jardine Matheson Holdings Ltd. (b)	15,100
12,101	Kerry Properties Ltd. (b)	31,644
4,000	Nine Dragons Paper Holdings Ltd. (b)	3,624
		151,013
	Canada – 4.5%
1,634	Algonquin Power & Utilities Corp.	22,003
1,434	Bank of Montreal	72,408
1,860	Bank of Nova Scotia (The)	75,957
1,287	BCE, Inc.	52,795
1,281	Canadian Imperial Bank of Commerce	74,641
759	Canadian Utilities Ltd., Class A	18,143
510	Emera, Inc.	20,113
529	Fortis, Inc.	20,400
885	George Weston Ltd.	63,283
1,210	Hydro One Ltd. (d) (e)	21,787
1,050	Intact Financial Corp.	90,749
1,307	Loblaw Cos., Ltd.	67,379
1,691	Metro, Inc.	68,383
2,123	National Bank of Canada	82,051
1,278	Rogers Communications, Inc., Class B	53,343
1,302	Royal Bank of Canada	80,648
3,789	Shaw Communications, Inc., Class B	61,467
3,498	TELUS Corp.	55,305
1,812	Toronto-Dominion Bank (The)	77,035
		1,077,890
	Cayman Islands – 0.6%
5,332	CK Asset Holdings Ltd. (b)	28,930
4,390	CK Hutchison Holdings Ltd. (b)	29,260
6,668	Wharf Real Estate Investment Co., Ltd. (b)	27,198
58,000	Xinyi Glass Holdings Ltd. (b)	66,228
		151,616
	Denmark – 2.3%
24	AP Moller - Maersk A.S., Class B (b)	21,273
118	Carlsberg A.S., Class B (b)	13,284
490	Chr Hansen Holding A.S. (b)	36,159
345	Coloplast A.S., Class B (b)	50,034
1,205	Danske Bank A.S. (b)	13,411
1,624	Demant A.S. (b) (c)	35,360
284	DSV Panalpina A.S. (b)	25,824
205	Genmab A.S. (b) (c)	41,178
1,025	GN Store Nord A.S. (b)	45,447
1,254	H Lundbeck A.S. (b)	36,820

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
1,093	ISS A.S. (b)	$14,953
809	Novo Nordisk A.S., Class B (b)	48,310
989	Novozymes A.S., Class B (b)	44,363
298	Orsted A.S. (b) (d) (e)	29,174
436	Pandora A.S. (b)	14,009
212	Royal Unibrew A.S. (b)	15,239
79	SimCorp A.S. (b)	6,587
590	Tryg A.S. (b)	14,361
455	Vestas Wind Systems A.S. (b)	37,021
		542,807
	Finland – 1.3%
345	Elisa OYJ (b)	21,295
997	Fortum OYJ (b)	14,503
525	Huhtamaki OYJ (b)	16,809
157	Kesko OYJ, Class B (b)	8,878
368	Kone OYJ, Class B (b)	20,608
561	Metso OYJ (b)	13,220
986	Neste OYJ (b)	32,782
12,906	Nokia OYJ (b)	39,749
271	Nokian Renkaat OYJ (b)	6,471
6,862	Nordea Bank Abp (b)	38,601
1,225	Sampo OYJ, Class A (b)	35,340
2,083	Stora Enso OYJ, Class R (b)	20,828
849	UPM-Kymmene OYJ (b)	23,150
1,871	Wartsila OYJ Abp (b)	13,663
		305,897
	France – 10.5%
1,139	Air Liquide S.A. (b)	145,391
2,164	AXA S.A. (b)	36,641
2,860	CNP Assurances (b)	27,692
2,333	Danone S.A. (b)	149,308
1,976	Eiffage S.A. (b)	140,264
2,592	Engie S.A. (b)	26,543
743	Eurazeo SE (b)	33,338
13,637	Getlink SE (b)	164,935
297	Hermes International (b)	202,082
2,870	Legrand S.A. (b)	183,054
734	L’Oreal S.A. (b)	189,967
4,775	Orange S.A. (b)	57,813
1,154	Pernod Ricard S.A. (b)	163,794
4,024	Sanofi (b)	348,377
1,131	Sodexo S.A. (b)	75,953
2,692	Suez (b)	27,349
5,498	TOTAL S.A. (b)	207,158
1,669	Veolia Environnement S.A. (b)	35,251
1,902	Vinci S.A. (b)	155,411
4,628	Vivendi S.A. (b)	97,852
401	Wendel S.A. (b)	31,821
		2,499,994
	Germany – 6.8%
264	Allianz SE (b)	44,958
1,631	BASF SE (b)	76,236
Shares	Description	Value

	Germany (Continued)
2,700	Bayerische Motoren Werke AG (b)	$137,833
1,612	Beiersdorf AG (b)	162,314
394	Deutsche Boerse AG (b)	54,129
3,124	Deutsche Post AG (b)	83,750
3,977	Deutsche Telekom AG (b)	51,365
1,686	Deutsche Wohnen SE (b)	63,897
3,265	E.ON SE (b)	33,491
1,230	Fraport AG Frankfurt Airport Services Worldwide (b)	49,514
364	Hannover Rueck SE (b)	51,399
1,444	HeidelbergCement AG (b)	61,692
1,921	Henkel AG & Co., KGaA (Preference Shares) (b)	153,645
538	LEG Immobilien AG (b)	60,330
1,250	Merck KGaA (b)	126,203
238	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	47,855
1,015	RWE AG (b)	26,544
974	Siemens AG (b)	81,558
1,173	Symrise AG (b)	108,513
23,931	Telefonica Deutschland Holding AG (b)	58,753
968	Uniper SE (b)	23,777
1,213	Vonovia SE (b)	60,339
		1,618,095
	Greece – 0.0%
551	Hellenic Telecommunications Organization S.A. (b)	6,661
538	OPAP S.A. (b)	4,053
		10,714
	Hong Kong – 2.4%
4,066	AIA Group Ltd. (b)	36,410
3,021	CLP Holdings, Ltd. (b)	27,673
16,267	Hang Lung Properties Ltd. (b)	32,803
1,772	Hang Seng Bank Ltd. (b)	30,190
8,433	Henderson Land Development Co., Ltd. (b)	31,918
15,519	Hong Kong & China Gas Co., Ltd. (b)	25,411
1,303	Hong Kong Exchanges & Clearing Ltd. (b)	39,037
9,334	Hysan Development Co., Ltd. (b)	30,143
19,048	MTR Corp., Ltd. (b)	97,976
29,155	New World Development Co., Ltd. (b)	31,087
4,368	Power Assets Holdings Ltd. (b)	25,912
24,182	Sino Land Co., Ltd. (b)	30,435
2,500	Sun Hung Kai Properties Ltd. (b)	32,685
4,015	Swire Pacific Ltd., Class A (b)	25,558
16,933	Wharf Holdings (The) Ltd. (b)	29,760

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
7,091	Wheelock & Co., Ltd. (b)	$48,048
		575,046
	Ireland – 0.7%
2,124	Bank of Ireland Group PLC (b)	3,959
911	CRH PLC (b)	24,636
1,734	Glanbia PLC	18,876
184	Kerry Group PLC, Class A	21,349
643	Kingspan Group PLC (b)	34,673
2,398	Ryanair Holdings PLC (b) (c)	23,916
1,054	Smurfit Kappa Group PLC (b)	29,858
		157,267
	Israel – 0.4%
170	Azrieli Group Ltd. (b)	9,720
1,693	Bank Hapoalim BM (b)	10,144
1,875	Bank Leumi Le-Israel BM (b)	10,339
52	Elbit Systems Ltd. (b)	6,738
1,614	Israel Chemicals Ltd. (b)	5,140
3,035	Israel Discount Bank Ltd., Class A (b)	8,850
537	Mizrahi Tefahot Bank Ltd. (b)	9,884
139	Nice, Ltd. (b) (c)	20,099
2,339	Teva Pharmaceutical Industries Ltd. (b) (c)	20,784
		101,698
	Italy – 2.2%
19,473	A2A S.p.A. (b)	24,025
286	Amplifon S.p.A. (b)	5,809
1,797	Assicurazioni Generali S.p.A. (b)	24,340
759	Atlantia S.p.A. (b)	9,429
800	Buzzi Unicem S.p.A (b)	14,611
1,844	Davide Campari-Milano S.p.A. (b)	13,224
60	DiaSorin S.p.A. (b)	7,909
4,786	Enel S.p.A. (b)	33,013
3,899	Eni S.p.A. (b)	38,746
3,289	FinecoBank Banca Fineco S.p.A. (b)	29,591
8,707	Hera S.p.A. (b)	31,501
1,270	Infrastrutture Wireless Italiane S.p.A. (b) (d) (e)	13,751
14,684	Intesa Sanpaolo S.p.A. (b)	23,760
5,537	Italgas S.p.A. (b)	30,295
1,561	Leonardo S.p.A. (b)	10,320
3,188	Mediobanca Banca di Credito Finanziario S.p.A. (b)	17,385
467	Moncler S.p.A. (b)	16,970
3,063	Poste Italiane S.p.A. (b) (d) (e)	25,781
11,809	Snam S.p.A. (b)	53,971
23,099	Telecom Italia S.p.A. (b) (c)	9,350
5,564	Terna Rete Elettrica Nazionale S.p.A (b)	34,974
6,538	Unipol Gruppo S.p.A. (b)	22,296
Shares	Description	Value

	Italy (Continued)
13,092	UnipolSai Assicurazioni S.p.A. (b)	$32,221
		523,272
	Japan – 11.3%
10,300	ANA Holdings, Inc. (b)	250,947
12,000	Chugoku Electric Power (The) Co., Inc. (b)	167,427
11,600	Japan Airlines Co., Ltd. (b)	213,178
6,800	Japan Post Bank Co., Ltd. (b)	62,799
7,200	Japan Post Holdings Co., Ltd. (b)	56,323
40,400	Japan Tobacco, Inc. (b)	747,266
43,100	Mizuho Financial Group, Inc. (b)	49,448
2,000	MS&AD Insurance Group Holdings, Inc. (b)	55,802
45,000	Sekisui House Ltd. (b)	742,142
1,900	Sumitomo Mitsui Financial Group, Inc. (b)	46,158
1,700	Sumitomo Realty & Development Co., Ltd. (b)	41,510
4,100	West Japan Railway Co. (b)	280,419
		2,713,419
	Luxembourg – 0.5%
1,770	ArcelorMittal S.A. (b)	16,710
7,525	Aroundtown S.A. (b)	37,666
2,736	Grand City Properties S.A. (b)	57,274
1,081	Tenaris S.A. (b)	6,521
		118,171
	Netherlands – 4.9%
399	Aalberts N.V. (b)	9,559
1,982	ABN AMRO Bank N.V. (b) (d) (e)	16,084
24	Adyen N.V. (c) (d) (e)	20,398
8,398	Aegon N.V. (b)	20,973
279	Akzo Nobel N.V. (b)	18,350
130	Argenx SE (b) (c)	17,112
1,170	ASM International N.V. (b)	119,038
435	ASML Holding N.V. (b)	114,673
946	ASR Nederland N.V. (b)	23,786
676	Euronext N.V. (b) (d) (e)	49,776
520	EXOR N.V. (b)	26,800
935	Heineken Holding N.V. (b)	72,863
862	Heineken N.V. (b)	73,153
337	IMCD N.V. (b)	24,182
3,338	ING Groep N.V. (b)	17,104
2,256	Koninklijke Ahold Delhaize N.V. (b)	52,557
207	Koninklijke DSM N.V. (b)	23,285
10,488	Koninklijke KPN N.V. (b)	25,081
1,949	Koninklijke Philips N.V. (b)	80,021
308	Koninklijke Vopak N.V. (b)	16,173
985	NN Group N.V. (b)	26,768
1,054	OCI N.V. (b) (c)	12,595

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
4,300	QIAGEN N.V. (c)	$173,622
322	Randstad N.V. (b)	11,364
402	SBM Offshore N.V. (b)	5,315
1,549	Unilever N.V. (b)	76,135
773	Wolters Kluwer N.V. (b)	54,814
		1,181,581
	New Zealand – 0.3%
1,549	a2 Milk Co., Ltd. (b) (c)	15,824
2,164	Auckland International Airport Ltd. (b)	6,448
1,979	Fisher & Paykel Healthcare Corp., Ltd. (b)	35,975
3,966	Spark New Zealand Ltd. (b)	9,653
259	Xero Ltd. (b) (c)	10,772
		78,672
	Norway – 0.6%
276	Aker ASA, Class A (b)	6,194
1,018	Aker BP ASA (b)	12,769
835	DNB ASA (b)	9,303
1,432	Equinor ASA (b)	17,852
742	Gjensidige Forsikring ASA (b)	12,636
1,797	Leroy Seafood Group ASA (b)	8,796
471	Mowi ASA (b)	7,121
3,481	Norsk Hydro ASA (b)	7,506
1,200	Orkla ASA (b)	10,281
250	Salmar ASA (b)	8,271
610	Schibsted ASA, Class A (b)	11,749
1,311	Telenor ASA (b)	19,161
224	TOMRA Systems ASA (b)	6,255
285	Yara International ASA (b)	9,011
		146,905
	Portugal – 0.2%
18,405	Banco Comercial Portugues S.A., Class R (b)	2,068
5,024	EDP - Energias de Portugal S.A. (b)	20,213
1,063	Galp Energia SGPS S.A. (b)	12,157
564	Jeronimo Martins SGPS S.A. (b)	10,180
		44,618
	Singapore – 1.0%
1,500	BOC Aviation Ltd. (b) (d) (e)	9,476
8,800	CapitaLand Ltd. (b)	17,635
3,200	City Developments Ltd. (b)	16,226
4,200	ComfortDelGro Corp., Ltd. (b)	4,472
1,200	DBS Group Holdings Ltd. (b)	15,658
11,500	Genting Singapore Ltd. (b)	5,575
300	Jardine Cycle & Carriage Ltd. (b)	4,125
3,300	Keppel Corp., Ltd. (b)	12,274
2,900	Oversea-Chinese Banking Corp., Ltd. (b)	17,571
4,000	SATS Ltd. (b)	8,891
Shares	Description	Value

	Singapore (Continued)
1,100	Singapore Airlines Ltd. (b)	$4,465
3,700	Singapore Exchange Ltd. (b)	23,830
5,100	Singapore Technologies Engineering Ltd. (b)	11,158
16,800	Singapore Telecommunications Ltd. (b)	29,950
1,200	United Overseas Bank Ltd. (b)	16,464
4,100	UOL Group Ltd. (b)	18,810
6,800	Wilmar International Ltd. (b)	15,378
		231,958
	South Korea – 4.3%
588	Hana Financial Group, Inc. (b)	11,063
117	Hyundai Heavy Industries Holdings Co., Ltd. (b)	18,843
626	Hyundai Steel Co. (b)	9,152
1,571	Industrial Bank of Korea (b)	9,599
551	Kangwon Land, Inc. (b)	8,879
486	KB Financial Group, Inc. (b)	13,668
1,103	Korea Electric Power Corp. (b) (c)	17,224
54	Korea Zinc Co., Ltd. (b)	15,715
1,190	KT Corp., ADR	9,258
1,085	KT&G Corp. (b)	66,432
81	LG Chem Ltd. (b)	20,062
586	LG Corp. (b)	28,386
1,196	LG Uplus Corp. (b)	10,507
2,764	Mirae Asset Daewoo Co., Ltd. (b)	11,827
219	NCSoft Corp. (b)	116,881
107	POSCO (b)	14,080
457	Samsung C&T Corp. (b)	33,346
5,299	Samsung Electronics Co., Ltd. (b)	206,033
93	Samsung Fire & Marine Insurance Co., Ltd. (b)	11,762
292	Samsung Life Insurance Co., Ltd. (b)	10,219
1,365	Samsung SDS Co., Ltd. (b)	166,849
496	Shinhan Financial Group Co., Ltd. (b)	11,604
1,274	SK Holdings Co., Ltd. (b)	174,264
171	SK Innovation Co., Ltd. (b)	12,099
67	SK Telecom Co., Ltd. (b)	9,745
		1,017,497
	Spain – 2.7%
229	Acciona S.A. (b)	24,221
608	ACS Actividades de Construccion y Servicios S.A. (b)	12,074
133	Aena SME S.A. (b) (d) (e)	14,430
928	Amadeus IT Group S.A. (b)	43,680
6,288	Banco Bilbao Vizcaya Argentaria S.A. (b)	19,471
34,097	Banco de Sabadell S.A. (b)	17,243

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
8,045	Banco Santander S.A. (b)	$19,138
17,350	Bankia S.A. (b)	18,920
5,188	Bankinter S.A. (b)	18,820
12,473	CaixaBank S.A. (b)	23,083
1,156	Cellnex Telecom S.A. (b) (d) (e)	52,439
1,737	Enagas S.A. (b)	34,266
1,530	Endesa S.A. (b)	32,375
840	Ferrovial S.A. (b)	19,939
1,084	Grifols S.A. (b)	36,268
3,873	Iberdrola S.A. (b)	37,882
2,589	Industria de Diseno Textil S.A. (b)	67,090
12,165	Mapfre S.A. (b)	20,637
1,517	Naturgy Energy Group S.A. (b)	26,614
1,982	Red Electrica Corp. S.A. (b)	35,616
1,908	Repsol S.A. (b)	17,022
2,197	Siemens Gamesa Renewable Energy S.A. (b)	32,419
6,256	Telefonica S.A. (b)	28,472
		652,119
	Sweden – 2.5%
1,242	AAK AB (b)	20,082
1,929	Alfa Laval AB (b)	33,026
1,711	Assa Abloy AB, Class B (b)	31,942
1,272	Axfood AB (b)	25,867
1,062	Castellum AB (b)	17,906
1,016	Electrolux AB, Class B (b)	12,551
825	Essity AB, Class B (b)	25,273
1,380	Fabege AB (b)	17,607
601	Fastighets AB Balder, Class B (b) (c)	21,727
3,166	Husqvarna AB, Class B (b)	15,750
585	ICA Gruppen AB (b)	24,433
1,039	Industrivarden AB, Class C (b)	19,894
465	Investor AB, Class B (b)	20,978
1,097	Kinnevik AB, Class B (b)	17,891
604	L E Lundbergforetagen AB, Class B (b)	24,485
3,003	Nibe Industrier AB, Class B (b)	43,437
2,445	Sandvik AB (b)	34,393
2,486	Securitas AB, Class B (b)	26,706
2,475	Skandinaviska Enskilda Banken AB, Class A (b) (c)	16,575
1,880	Skanska AB, Class B (b)	28,292
2,304	SKF AB, Class B (b)	31,397
2,429	Svenska Handelsbanken AB, Class A (b) (c)	20,032
1,694	Tele2 AB, Class B (b)	22,569
5,631	Telia Co., AB (b)	20,156
2,712	Volvo AB, Class B (b)	32,235
		605,204
	Switzerland – 12.1%
2,526	ABB Ltd. (b)	43,904
Shares	Description	Value

	Switzerland (Continued)
897	Adecco Group AG (b)	$35,348
289	Baloise Holding AG (b)	37,677
141	Barry Callebaut AG (b)	282,219
9	Belimo Holding AG (b)	57,358
39	Chocoladefabriken Lindt & Spruengli AG (b)	327,345
55	EMS-Chemie Holding AG (b)	34,302
268	Flughafen Zurich AG (b)	29,982
104	Geberit AG (b)	45,571
12	Givaudan S.A. (b)	36,924
375	Helvetia Holding AG (b)	32,039
337	Kuehne + Nagel International AG (b)	45,906
2,686	Nestle S.A. (b)	274,960
6,641	Novartis AG (b)	547,875
672	Pargesa Holding S.A. (b)	44,368
67	Partners Group Holding AG (b)	45,873
407	PSP Swiss Property AG (b)	50,895
1,979	Roche Holding AG (b)	636,727
20	SGS S.A. (b)	46,129
108	Swiss Life Holding AG (b)	36,250
529	Swiss Prime Site AG (b)	51,488
496	Swiss Re AG (b)	38,191
58	Swisscom AG (b)	31,058
4,555	UBS Group AG (b)	41,752
135	Zurich Insurance Group AG (b)	47,426
		2,901,567
	United Kingdom – 12.6%
4,359	Admiral Group PLC (b)	120,047
3,624	Compass Group PLC (b)	56,462
7,226	Croda International PLC (b)	381,226
6,692	Diageo PLC (b)	212,200
30,751	Direct Line Insurance Group PLC (b)	112,263
12,711	GlaxoSmithKline PLC (b)	238,511
14,780	HSBC Holdings PLC (b)	82,972
1,495	InterContinental Hotels Group PLC (b)	63,602
5,022	National Grid PLC (b)	58,678
3,925	RELX PLC (b)	83,769
13,776	Rightmove PLC (b)	83,083
27,458	Royal Dutch Shell PLC, Class A (b)	477,047
17,281	RSA Insurance Group PLC (b)	90,179
2,046	Severn Trent PLC (b)	57,916
11,320	Smith & Nephew PLC (b)	199,419
30,306	Tate & Lyle PLC (b)	246,565
4,561	Unilever PLC (b)	230,012
5,363	United Utilities Group PLC (b)	60,033
1,766	Whitbread PLC (b)	65,451

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
37,869	Wm Morrison Supermarkets PLC (b)	$82,731
		3,002,166
	Total Common Stocks	21,885,656
	(Cost $26,700,136)
REAL ESTATE INVESTMENT TRUSTS (a) – 7.7%
	Australia – 0.6%
9,653	Dexus (b)	53,493
18,695	GPT (The) Group (b)	41,534
29,303	Scentre Group (b)	28,067
44,810	Vicinity Centres (b)	28,031
		151,125
	Belgium – 0.1%
981	Warehouses De Pauw CVA (b)	28,002
	Canada – 1.3%
2,613	Allied Properties Real Estate Investment Trust	83,071
2,570	Canadian Apartment Properties REIT	77,777
6,342	First Capital Real Estate Investment Trust	61,424
6,052	H&R Real Estate Investment Trust	38,403
5,306	RioCan Real Estate Investment Trust	60,816
		321,491
	France – 0.5%
522	Covivio (b)	29,316
352	Gecina S.A. (b)	46,319
618	ICADE (b)	48,506
		124,141
	Hong Kong – 0.3%
58,000	Champion REIT (b)	34,831
3,400	Link REIT (b)	28,657
		63,488
	Japan – 2.6%
20	Advance Residence Investment Corp. (b)	58,124
23	Daiwa House REIT Investment Corp. (b)	56,371
8	Daiwa Office Investment Corp. (b)	44,397
50	GLP J-REIT (b)	56,697
88	Japan Hotel REIT Investment Corp. (b)	25,689
14	Japan Prime Realty Investment Corp. (b)	42,298
10	Japan Real Estate Investment Corp. (b)	58,783
Shares	Description	Value

	Japan (Continued)
31	Japan Retail Fund Investment Corp. (b)	$35,240
9	Nippon Building Fund, Inc. (b)	60,542
24	Nippon Prologis REIT, Inc. (b)	60,386
36	Nomura Real Estate Master Fund, Inc. (b)	45,789
30	Orix JREIT, Inc. (b)	39,458
34	United Urban Investment Corp. (b)	34,016
		617,790
	Multinational – 0.1%
240	Unibail-Rodamco-Westfield (b)	13,758
	Singapore – 0.4%
10,000	Ascendas Real Estate Investment Trust (b)	19,800
15,000	CapitaLand Commercial Trust (b)	16,096
11,800	CapitaLand Mall Trust (b)	14,796
13,600	Mapletree Commercial Trust (b)	17,443
19,200	Mapletree Logistics Trust (b)	21,267
16,300	Suntec Real Estate Investment Trust (b)	14,255
		103,657
	Spain – 0.2%
2,715	Inmobiliaria Colonial Socimi S.A. (b)	25,593
2,347	Merlin Properties Socimi S.A. (b)	17,712
		43,305
	United Kingdom – 1.6%
2,739	Derwent London PLC (b)	110,643
10,779	Land Securities Group PLC (b)	74,331
11,385	Segro PLC (b)	107,627
8,454	UNITE Group (The) PLC (b)	84,366
		376,967
	Total Real Estate Investment Trusts	1,843,724
	(Cost $2,454,014)
	Total Investments – 99.2%	23,729,380
	(Cost $29,154,150) (f)
	Net Other Assets and Liabilities – 0.8%	199,834
	Net Assets – 100.0%	$23,929,214

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2020
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $22,086,496 or 92.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for federal income tax purposes was $29,282,194. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $742,047 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,294,861. The net unrealized depreciation was $5,552,814.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,077,890	$ 1,077,890	$ —	$ —
Ireland	157,267	40,225	117,042	—
Netherlands	1,181,581	194,020	987,561	—
South Korea	1,017,497	9,258	1,008,239	—
Other Country Categories*	18,451,421	—	18,451,421	—
Real Estate Investment Trusts:
Canada	321,491	321,491	—	—
Other Country Categories*	1,522,233	—	1,522,233	—
Total Investments	$ 23,729,380	$ 1,642,884	$ 22,086,496	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	31.8%
British Pound Sterling	14.5
Japanese Yen	14.0
Swiss Franc	12.2
Canadian Dollar	5.9
Australian Dollar	5.8
South Korean Won	4.3
Hong Kong Dollar	3.6
Swedish Krona	2.7
Danish Krone	2.3
Singapore Dollar	1.4
Norwegian Krone	0.6
Israeli Shekel	0.4
New Zealand Dollar	0.3
United States Dollar	0.2
Total	100.0%

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Bermuda – 0.2%
38,000	Beijing Enterprises Water Group Ltd. (b)	$14,732
	Brazil – 11.1%
28,862	Ambev S.A.	66,210
34,349	Atacadao S.A.	136,375
12,691	BB Seguridade Participacoes S.A.	60,694
2,220	Cia de Saneamento do Parana	10,190
2,524	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	9,215
3,181	EDP - Energias do Brasil S.A.	9,966
5,364	Embraer S.A. (c)	9,848
1,248	Energisa S.A.	9,079
2,033	Eneva S.A. (c)	13,596
1,404	Engie Brasil Energia S.A.	10,516
3,108	Equatorial Energia S.A.	10,527
1,875	Fleury S.A.	7,304
1,477	Hypera S.A.	8,127
9,353	Iguatemi Empresa de Shopping Centers S.A.	56,250
12,691	Itau Unibanco Holding S.A. (Preference Shares)	56,395
33,730	Itausa - Investimentos Itau S.A. (Preference Shares)	56,930
33,757	Klabin S.A.	103,881
15,409	Multiplan Empreendimentos Imobiliarios S.A.	56,582
3,065	Odontoprev S.A.	8,541
7,549	Porto Seguro S.A.	65,261
3,921	Rumo S.A. (c)	14,828
1,013	Telefonica Brasil S.A. (Preference Shares)	9,640
4,673	TIM Participacoes S.A.	11,188
2,165	Transmissora Alianca de Energia Eletrica S.A.	10,762
3,965	WEG S.A.	25,616
		837,521
	Cayman Islands – 1.4%
171,000	Zhenro Properties Group Ltd. (b) (d)	106,789
	Chile – 1.2%
177,384	Banco de Chile	14,321
352,558	Banco Santander Chile	13,165
7,477	Cencosud S.A.	7,776
3,839	Empresas CMPC S.A. (b)	8,178
1,303	Empresas COPEC S.A. (b)	7,463
178,674	Enel Americas S.A. (b)	21,772
1,113	Latam Airlines Group S.A. (b)	2,839
2,202	SACI Falabella (b)	4,840
Shares	Description	Value

	Chile (Continued)
324	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	$7,373
		87,727
	China – 19.3%
286,094	Agricultural Bank of China Ltd., Class H (b)	114,227
285,194	Bank of China Ltd., Class H (b)	108,563
171,897	Bank of Communications Co., Ltd., Class H (b)	104,696
76,197	CGN Power Co., Ltd., Class H (b) (d) (e)	17,359
210,200	China CITIC Bank Corp., Ltd., Class H (b)	103,369
60,800	China Communications Construction Co., Ltd., Class H (b)	41,907
146,598	China Construction Bank Corp., Class H (b)	119,162
164,598	China Minsheng Banking Corp., Ltd., Class H (b)	121,744
175,998	China Petroleum & Chemical Corp., Class H (b)	85,994
26,000	China Shenhua Energy Co., Ltd., Class H (b)	49,126
181,994	China Telecom Corp., Ltd., Class H (b)	55,141
68,200	CRRC Corp., Ltd., Class H (b)	34,367
40,800	Huaneng Power International, Inc., Class H (b)	15,215
167,398	Industrial & Commercial Bank of China Ltd., Class H (b)	114,195
280,000	People’s Insurance Co Group of China (The) Ltd., Class H (b)	91,716
203,600	PetroChina Co., Ltd., Class H (b)	73,793
9,600	Ping An Insurance Group Co. of China Ltd., Class H (b)	93,756
183,400	Postal Savings Bank of China Co., Ltd., Class H (b) (d) (e)	111,661
		1,455,991
	Colombia – 0.3%
3,349	Bancolombia S.A. (Preference Shares)	22,673
	Egypt – 0.2%
4,385	Commercial International Bank Egypt SAE (b)	16,188
	Hong Kong – 3.4%
10,400	Beijing Enterprises Holdings Ltd. (b)	37,955
33,100	BOC Hong Kong Holdings Ltd. (b)	90,860
32,000	China Merchants Port Holdings Co., Ltd. (b)	36,352

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
9,900	China Mobile Ltd. (b)	$74,193
10,400	Guangdong Investment Ltd. (b)	19,958
		259,318
	Hungary – 0.4%
1,643	MOL Hungarian Oil & Gas PLC (b)	9,641
715	OTP Bank Nyrt (b)	20,509
		30,150
	India – 20.6%
5,970	Asian Paints Ltd. (b)	131,505
1,186	Bajaj Auto Ltd. (b)	31,620
1,186	Britannia Industries Ltd. (b)	41,946
4,076	Cipla Ltd. (b)	22,646
2,321	Colgate-Palmolive India Ltd. (b)	38,294
7,804	Dabur India Ltd. (b)	46,352
642	Dr Reddy’s Laboratories Ltd. (b)	26,138
8,410	HCL Technologies Ltd. (b)	48,512
16,994	HDFC Bank Ltd. (b)	193,666
1,761	Hindustan Unilever Ltd. (b)	53,406
10,550	Housing Development Finance Corp., Ltd. (b)	227,715
5,640	Infosys Ltd. (b)	46,727
13,432	ITC Ltd. (b)	30,289
12,684	Kotak Mahindra Bank Ltd. (b)	216,501
7,136	Larsen & Toubro Ltd. (b)	76,084
2,424	Lupin Ltd. (b)	18,838
8,853	Marico Ltd. (b)	32,043
251	Nestle India Ltd. (b)	54,270
12,861	NTPC Ltd. (b)	14,305
5,824	Petronet LNG Ltd. (b)	15,377
7,592	Power Grid Corp. of India Ltd. (b)	15,948
2,164	Tata Consultancy Services Ltd. (b)	52,059
6,360	Tech Mahindra Ltd. (b)	47,375
1,040	Torrent Pharmaceuticals Ltd. (b)	26,989
18,949	Wipro Ltd. (b)	49,295
		1,557,900
	Indonesia – 2.6%
83,780	Adaro Energy Tbk PT (b)	5,006
56,381	Astra International Tbk PT (b)	13,405
20,002	Bank Central Asia Tbk PT (b)	33,702
87,036	Bank Mandiri Persero Tbk PT (b)	24,745
82,595	Bank Negara Indonesia Persero Tbk PT (b)	19,263
147,348	Bank Rakyat Indonesia Persero Tbk PT (b)	27,024
148,514	Barito Pacific Tbk PT (b) (c)	6,508
7,105	Gudang Garam Tbk PT (b)	17,851
33,702	Perusahaan Gas Negara Tbk PT (b)	1,588
Shares	Description	Value

	Indonesia (Continued)
12,730	Semen Indonesia Persero Tbk PT (b)	$5,913
163,114	Telekomunikasi Indonesia Persero Tbk PT (b)	31,680
7,146	United Tractors Tbk PT (b)	7,359
30,791	Vale Indonesia Tbk PT (b) (c)	4,055
		198,099
	Isle Of Man (U.K.) – 0.1%
2,179	NEPI Rockcastle PLC (b)	9,086
	Luxembourg – 0.1%
754	PLAY Communications S.A. (b) (d) (e)	5,287
	Malaysia – 2.3%
6,300	Axiata Group Bhd (b)	4,780
23,100	CIMB Group Holdings Bhd (b)	19,222
12,400	Dialog Group Bhd (b)	8,712
6,200	Genting Bhd (b)	5,363
11,700	Genting Malaysia Bhd (b)	5,427
16,400	IHH Healthcare Bhd (b)	19,480
13,600	Malayan Banking Bhd (b)	23,464
11,800	Petronas Chemicals Group Bhd (b)	13,763
5,800	Public Bank Bhd (b)	21,337
20,600	RHB Bank Bhd (b)	22,415
7,500	Telekom Malaysia Bhd (b)	6,531
9,000	Tenaga Nasional Bhd (b)	25,048
		175,542
	Mexico – 3.7%
13,264	Alfa S.A.B. de C.V., Class A	3,545
96,536	America Movil S.A.B. de C.V., Series L	57,378
4,101	Arca Continental S.A.B. de C.V.	16,553
29,891	Cemex S.A.B. de C.V., Series CPO	6,262
2,416	Fomento Economico Mexicano S.A.B. de C.V.	14,689
2,166	Gruma S.A.B. de C.V., Class B	16,661
1,963	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,643
1,210	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	6,542
762	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	7,183
12,156	Grupo Bimbo S.A.B. de C.V., Series A	17,827
10,334	Grupo Financiero Banorte, S.A.B. de C.V., Class O	28,315
5,125	Grupo Mexico S.A.B. de C.V., Series B	9,504
17,040	Grupo Televisa S.A.B., Series CPO	19,832
900	Industrias Penoles S.A.B. de C.V.	6,048

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
1,686	Infraestructura Energetica Nova S.A.B. de C.V.	$5,175
11,040	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	16,782
6,140	Orbia Advance Corp S.A.B. de C.V.	6,771
1,299	Promotora y Operadora de Infraestructura S.A.B. de C.V. (c)	8,716
11,274	Wal-Mart de Mexico S.A.B. de C.V.	26,561
		280,987
	Netherlands – 0.1%
371	X5 Retail Group N.V., GDR (b) (d)	9,913
	Philippines – 1.7%
1,550	Ayala Corp. (b)	14,172
27,710	Ayala Land, Inc. (b)	16,352
14,740	Bank of the Philippine Islands (b)	17,932
9,590	BDO Unibank, Inc. (b)	19,386
6,860	Jollibee Foods Corp. (b)	14,279
1,570	SM Investments Corp. (b)	25,116
36,800	SM Prime Holdings, Inc. (b)	20,437
		127,674
	Poland – 1.3%
925	Bank Polska Kasa Opieki S.A. (b)	12,398
324	CD Projekt S.A. (b)	22,314
305	Dino Polska S.A. (b) (c) (d) (e)	11,864
464	Grupa Lotos S.A. (b)	5,791
375	KGHM Polska Miedz S.A. (b) (c)	5,360
416	Polski Koncern Naftowy ORLEN S.A. (b)	5,567
8,728	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	7,208
2,409	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	13,076
2,534	Powszechny Zaklad Ubezpieczen S.A. (b)	19,035
		102,613
	Russia – 2.1%
28,043	Alrosa PJSC (b)	22,574
205,089	Inter RAO UES PJSC (b)	12,616
237	Magnit PJSC (b)	9,540
125	MMC Norilsk Nickel PJSC (b)	30,297
4,000	Mobile TeleSystems PJSC (b)	15,082
4,931	Moscow Exchange MICEX-RTS PJSC (b)	6,055
2,239	Severstal PJSC (b)	24,297
Shares	Description	Value

	Russia (Continued)
5,436	Tatneft PJSC (b)	$37,568
		158,029
	South Africa – 2.7%
1,892	Absa Group Ltd. (b)	7,871
816	Bid Corp., Ltd. (b)	9,618
877	Bidvest Group (The) Ltd. (b)	7,150
225	Capitec Bank Holdings Ltd. (b)	11,068
1,223	Clicks Group Ltd. (b)	17,628
2,536	Discovery Ltd. (b)	11,058
4,650	FirstRand Ltd. (b)	10,435
1,608	Foschini Group (The) Ltd. (b)	6,005
6,654	Life Healthcare Group Holdings Ltd.	6,868
2,027	MTN Group Ltd. (b)	5,435
1,275	Nedbank Group Ltd. (b)	5,925
14,960	Old Mutual Ltd. (b)	9,925
1,370	PSG Group Ltd. (b)	9,866
1,772	Remgro Ltd. (b)	12,115
3,851	RMB Holdings Ltd. (b)	10,530
3,878	Sanlam Ltd. (b)	11,043
1,376	SPAR Group (The) Ltd. (b)	13,928
1,655	Standard Bank Group Ltd. (b)	9,472
2,765	Telkom S.A. SOC Ltd. (b)	3,147
814	Tiger Brands Ltd. (b)	8,432
1,634	Vodacom Group Ltd. (b)	10,678
4,772	Woolworths Holdings Ltd. (b)	7,355
		205,552
	Taiwan – 17.2%
19,418	Cathay Financial Holding Co., Ltd. (b)	22,600
36,684	Chang Hwa Commercial Bank Ltd. (b)	23,159
36,797	Cheng Shin Rubber Industry Co., Ltd. (b)	37,359
32,285	China Life Insurance Co., Ltd. (b) (c)	17,857
72,294	China Steel Corp. (b)	45,286
13,059	Chunghwa Telecom Co., Ltd. (b)	46,298
510,136	Compal Electronics, Inc. (b)	291,183
38,554	CTBC Financial Holding Co., Ltd. (b)	22,702
30,256	E. Sun Financial Holding Co., Ltd. (b)	24,152
101,284	Eva Airways Corp. (b)	29,554
36,432	First Financial Holding Co., Ltd. (b)	23,542
19,178	Formosa Chemicals & Fibre Corp. (b)	42,232
17,827	Fubon Financial Holding Co., Ltd. (b)	22,035
37,910	Hua Nan Financial Holdings Co., Ltd. (b)	22,553
27,625	Mega Financial Holding Co., Ltd. (b)	25,940

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
23,856	Nan Ya Plastics Corp. (b)	$42,921
42,397	Pou Chen Corp. (b)	35,835
161,333	Quanta Computer, Inc. (b)	319,463
65,637	SinoPac Financial Holdings Co., Ltd. (b)	23,918
57,343	Taishin Financial Holding Co., Ltd. (b)	22,075
62,291	Taiwan Business Bank (b)	19,825
38,742	Taiwan Cooperative Financial Holding Co., Ltd. (b)	23,396
12,942	Taiwan Mobile Co., Ltd. (b)	42,732
22,531	Uni-President Enterprises Corp. (b)	48,766
42,930	Yuanta Financial Holding Co., Ltd. (b)	21,918
		1,297,301
	Thailand – 5.5%
5,700	Advanced Info Service PCL (b)	35,186
20,100	Airports of Thailand PCL	31,083
1,200	Bangkok Bank PCL (b)	3,664
2,100	Bangkok Bank PCL (b)	6,408
21,500	Bangkok Dusit Medical Services PCL, Class F	12,382
55,500	BTS Group Holdings PCL	15,390
4,100	Bumrungrad Hospital PCL	14,242
8,500	Central Pattana PCL	11,073
19,600	Charoen Pokphand Foods PCL	14,513
9,200	CP ALL PCL (b)	17,082
2,100	Electricity Generating PCL	14,782
43,500	Home Product Center PCL	14,713
7,200	Intouch Holdings PCL, Class F (b)	11,790
3,700	Kasikornbank PCL (b)	10,165
8,800	Kiatnakin Bank PCL	10,458
33,700	Krung Thai Bank PCL	11,706
60,400	Land & Houses PCL	12,331
19,800	Minor International PCL	10,136
53,800	PTT PCL (b)	50,821
10,400	Ratch Group PCL	18,063
3,700	Siam Cement (The) PCL (b)	36,461
4,900	Siam Commercial Bank (The) PCL	10,340
30,800	Thai Union Group PCL, Class F	12,952
10,200	Thanachart Capital PCL	10,334
5,700	Tisco Financial Group PCL	12,115
121,900	WHA Corp. PCL	8,172
		416,362
	Turkey – 1.0%
5,488	Akbank T.A.S. (b) (c)	4,608
2,278	Arcelik A.S. (b) (c)	4,640
841	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	2,981
996	BIM Birlesik Magazalar A.S.	7,553
Shares	Description	Value

	Turkey (Continued)
4,413	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	$5,000
4,657	Haci Omer Sabanci Holding A.S. (b)	5,251
3,268	KOC Holding A.S. (b)	6,608
431	Tupras Turkiye Petrol Rafinerileri A.S. (b) (c)	4,905
3,947	Turk Hava Yollari AO (b) (c)	5,394
3,485	Turkcell Iletisim Hizmetleri A.S. (b)	6,473
4,365	Turkiye Garanti Bankasi A.S. (b) (c)	5,353
7,107	Turkiye Is Bankasi A.S., Class C (b) (c)	5,072
7,686	Turkiye Sise ve Cam Fabrikalari A.S.	4,812
8,603	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	6,007
		74,657
	Total Common Stocks	7,450,091
	(Cost $9,877,085)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.6%
	Mexico – 0.4%
38,007	Fibra Uno Administracion S.A. de C.V.	29,832
	South Africa – 0.2%
12,519	Growthpoint Properties Ltd. (b)	8,961
36,933	Redefine Properties Ltd. (b)	4,886
		13,847
	Total Real Estate Investment Trusts	43,679
	(Cost $104,361)
	Total Investments – 99.1%	7,493,770
	(Cost $9,981,446) (f)
	Net Other Assets and Liabilities – 0.9%	66,770
	Net Assets – 100.0%	$7,560,540

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2020
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $6,023,477 or 79.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for federal income tax purposes was $10,028,714. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $85,285 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,620,229. The net unrealized depreciation was $2,534,944.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 837,521	$ 837,521	$ —	$ —
Chile	87,727	35,262	52,465	—
Colombia	22,673	22,673	—	—
Mexico	280,987	280,987	—	—
South Africa	205,552	6,868	198,684	—
Turkey	74,657	12,365	62,292	—
Other Country Categories*	5,940,974	—	5,940,974	—
Real Estate Investment Trusts:
Mexico	29,832	29,832	—	—
South Africa	13,847	—	13,847	—
Total Investments	$ 7,493,770	$ 1,225,508	$ 6,268,262	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	24.5%
Indian Rupee	20.8
New Taiwan Dollar	17.3
Brazilian Real	11.2
Thai Baht	5.6
Mexican Peso	4.2
South African Rand	3.1
Indonesian Rupiah	2.6
Malaysian Ringgit	2.3
Russian Ruble	2.1
Philippine Peso	1.7
Polish Zloty	1.4
Chilean Peso	1.2
Turkish Lira	1.0
Hungarian Forint	0.4
Colombian Peso	0.3
Egyptian Pound	0.2
United States Dollar	0.1
Total	100.0%

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 93.9%
	Aerospace & Defense – 2.0%
1,132	Arconic, Inc.	$18,180
107	Boeing (The) Co.	15,958
198	General Dynamics Corp.	26,197
305	HEICO Corp.	22,756
632	L3Harris Technologies, Inc.	113,836
89	Lockheed Martin Corp.	30,167
101	Northrop Grumman Corp.	30,557
781	Textron, Inc.	20,829
233	United Technologies Corp.	21,979
		300,459
	Air Freight & Logistics – 0.8%
446	CH Robinson Worldwide, Inc.	29,525
447	Expeditors International of Washington, Inc.	29,824
230	FedEx Corp.	27,890
298	United Parcel Service, Inc., Class B	27,839
		115,078
	Airlines – 0.7%
2,246	American Airlines Group, Inc.	27,379
1,101	Delta Air Lines, Inc.	31,411
1,193	Southwest Airlines Co.	42,483
		101,273
	Auto Components – 0.1%
432	Aptiv PLC	21,272
	Automobiles – 0.3%
4,415	Ford Motor Co.	21,325
1,122	General Motors Co.	23,315
		44,640
	Banks – 2.0%
1,021	Bank of America Corp.	21,676
450	Citigroup, Inc.	18,954
885	Citizens Financial Group, Inc.	16,647
501	Comerica, Inc.	14,699
1,170	Fifth Third Bancorp	17,374
306	First Republic Bank	25,178
2,385	Huntington Bancshares, Inc.	19,581
258	JPMorgan Chase & Co.	23,228
1,777	KeyCorp	18,427
212	M&T Bank Corp.	21,927
225	PNC Financial Services Group (The), Inc.	21,537
2,096	Regions Financial Corp.	18,801
638	Truist Financial Corp.	19,676
606	US Bancorp	20,877
668	Wells Fargo & Co.	19,172
		297,754
	Beverages – 1.1%
607	Brown-Forman Corp., Class B	33,694
742	Coca-Cola (The) Co.	32,833
Shares	Description	Value

	Beverages (Continued)
216	Constellation Brands, Inc., Class A	$30,966
762	Molson Coors Brewing Co., Class B	29,726
300	PepsiCo, Inc.	36,030
		163,249
	Biotechnology – 1.6%
986	AbbVie, Inc.	75,123
362	Amgen, Inc.	73,388
1,343	Gilead Sciences, Inc.	100,403
		248,914
	Building Products – 0.8%
280	Allegion PLC	25,766
856	Johnson Controls International PLC	23,078
143	Lennox International, Inc.	25,996
726	Masco Corp.	25,098
338	Trane Technologies PLC	27,915
		127,853
	Capital Markets – 4.5%
216	Ameriprise Financial, Inc.	22,136
714	Bank of New York Mellon (The) Corp.	24,048
72	BlackRock, Inc.	31,678
643	Blackstone Group (The), Inc., Class A	29,301
300	Cboe Global Markets, Inc.	26,775
756	Charles Schwab (The) Corp.	25,417
179	CME Group, Inc.	30,951
793	E*TRADE Financial Corp.	27,216
240	FactSet Research Systems, Inc.	62,563
1,384	Franklin Resources, Inc.	23,099
156	Goldman Sachs Group (The), Inc.	24,116
389	Intercontinental Exchange, Inc.	31,412
1,233	KKR & Co., Inc., Class A	28,939
95	MarketAxess Holdings, Inc.	31,594
151	Moody’s Corp.	31,936
703	Morgan Stanley	23,902
139	MSCI, Inc.	40,165
336	Nasdaq, Inc.	31,903
338	Northern Trust Corp.	25,505
402	Raymond James Financial, Inc.	25,406
132	S&P Global, Inc.	32,347
455	State Street Corp.	24,238
295	T Rowe Price Group, Inc.	28,807
		683,454
	Chemicals – 1.3%
77	Air Products & Chemicals, Inc.	15,370
148	Celanese Corp.	10,862
381	CF Industries Holdings, Inc.	10,363
1,389	Corteva, Inc.	32,641

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
332	Dow, Inc.	$9,708
283	DuPont de Nemours, Inc.	9,650
230	Eastman Chemical Co.	10,713
94	Ecolab, Inc.	14,648
182	FMC Corp.	14,868
141	International Flavors & Fragrances, Inc.	14,393
193	LyondellBasell Industries N.V., Class A	9,579
841	Mosaic (The) Co.	9,100
136	PPG Industries, Inc.	11,370
60	Sherwin-Williams (The) Co.	27,571
		200,836
	Commercial Services & Supplies – 1.0%
129	Cintas Corp.	22,346
389	Republic Services, Inc.	29,198
1,942	Rollins, Inc.	70,184
306	Waste Management, Inc.	28,323
		150,051
	Communications Equipment – 1.4%
2,607	Cisco Systems, Inc.	102,481
776	Motorola Solutions, Inc.	103,146
		205,627
	Construction & Engineering – 0.2%
388	Jacobs Engineering Group, Inc.	30,757
	Construction Materials – 0.3%
125	Martin Marietta Materials, Inc.	23,654
242	Vulcan Materials Co.	26,153
		49,807
	Consumer Finance – 0.6%
1,177	Ally Financial, Inc.	16,984
289	American Express Co.	24,741
349	Capital One Financial Corp.	17,597
424	Discover Financial Services	15,124
999	Synchrony Financial	16,074
		90,520
	Containers & Packaging – 0.4%
139	Avery Dennison Corp.	14,160
539	Ball Corp.	34,852
395	International Paper Co.	12,296
		61,308
	Distributors – 0.2%
387	Genuine Parts Co.	26,057
Shares	Description	Value

	Diversified Financial Services – 0.1%
1,451	Equitable Holdings, Inc.	$20,967
	Diversified Telecommunication Services – 2.4%
3,882	AT&T, Inc.	113,160
11,485	CenturyLink, Inc.	108,648
2,471	Verizon Communications, Inc.	132,767
		354,575
	Electric Utilities – 1.8%
418	Alliant Energy Corp.	20,185
242	American Electric Power Co., Inc.	19,355
251	Duke Energy Corp.	20,301
304	Edison International	16,656
191	Entergy Corp.	17,948
352	Evergy, Inc.	19,378
269	Eversource Energy	21,039
502	Exelon Corp.	18,479
471	FirstEnergy Corp.	18,873
95	NextEra Energy, Inc.	22,859
255	Pinnacle West Capital Corp.	19,326
638	PPL Corp.	15,746
359	Southern (The) Co.	19,436
360	Xcel Energy, Inc.	21,708
		271,289
	Electrical Equipment – 0.7%
349	AMETEK, Inc.	25,135
368	Eaton Corp. PLC	28,590
457	Emerson Electric Co.	21,776
172	Rockwell Automation, Inc.	25,957
		101,458
	Electronic Equipment, Instruments & Components – 1.4%
322	Amphenol Corp., Class A	23,468
875	CDW Corp.	81,611
4,295	Corning, Inc.	88,219
364	TE Connectivity Ltd.	22,925
		216,223
	Energy Equipment & Services – 0.3%
1,528	Baker Hughes Co.	16,044
1,600	Halliburton Co.	10,960
974	Schlumberger Ltd.	13,139
		40,143
	Entertainment – 0.6%
691	Activision Blizzard, Inc.	41,101
445	Walt Disney (The) Co.	42,987
		84,088

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 1.8%
219	Costco Wholesale Corp.	$62,444
2,222	Kroger (The) Co.	66,927
753	Sysco Corp.	34,359
1,092	Walgreens Boots Alliance, Inc.	49,959
542	Walmart, Inc.	61,582
		275,271
	Food Products – 3.1%
886	Archer-Daniels-Midland Co.	31,169
831	Campbell Soup Co.	38,359
1,199	Conagra Brands, Inc.	35,179
767	General Mills, Inc.	40,475
279	Hershey (The) Co.	36,967
910	Hormel Foods Corp.	42,442
394	JM Smucker (The) Co.	43,734
594	Kellogg Co.	35,634
1,278	Kraft Heinz (The) Co.	31,618
477	Lamb Weston Holdings, Inc.	27,237
242	McCormick & Co., Inc.	34,173
745	Mondelez International, Inc., Class A	37,310
451	Tyson Foods, Inc., Class A	26,099
		460,396
	Gas Utilities – 0.1%
205	Atmos Energy Corp.	20,342
	Health Care Equipment & Supplies – 5.6%
1,005	Abbott Laboratories	79,305
1,044	Baxter International, Inc.	84,762
321	Becton Dickinson and Co.	73,756
272	Cooper (The) Cos., Inc.	74,982
227	Danaher Corp.	31,419
1,542	DENTSPLY SIRONA, Inc.	59,876
769	Medtronic PLC	69,348
563	ResMed, Inc.	82,924
416	Stryker Corp.	69,260
232	Teleflex, Inc.	67,944
581	West Pharmaceutical Services, Inc.	88,457
583	Zimmer Biomet Holdings, Inc.	58,930
		840,963
	Health Care Providers & Services – 4.9%
758	AmerisourceBergen Corp.	67,083
289	Anthem, Inc.	65,615
1,726	Cardinal Health, Inc.	82,744
427	Cigna Corp.	75,656
867	CVS Health Corp.	51,439
590	HCA Healthcare, Inc.	53,011
238	Humana, Inc.	74,737
466	McKesson Corp.	63,031
817	Quest Diagnostics, Inc.	65,605
Shares	Description	Value

	Health Care Providers & Services (Continued)
297	UnitedHealth Group, Inc.	$74,066
608	Universal Health Services, Inc., Class B	60,241
		733,228
	Health Care Technology – 0.7%
1,703	Cerner Corp.	107,272
	Hotels, Restaurants & Leisure – 3.6%
1,267	Carnival Corp.	16,686
591	Darden Restaurants, Inc.	32,186
219	Domino’s Pizza, Inc.	70,971
581	Hilton Worldwide Holdings, Inc.	39,647
933	Las Vegas Sands Corp.	39,625
425	Marriott International, Inc., Class A	31,794
326	McDonald’s Corp.	53,904
1,936	MGM Resorts International	22,845
482	Royal Caribbean Cruises Ltd.	15,506
733	Starbucks Corp.	48,187
269	Vail Resorts, Inc.	39,734
464	Wynn Resorts Ltd.	27,928
1,342	Yum China Holdings, Inc.	57,210
639	Yum! Brands, Inc.	43,791
		540,014
	Household Durables – 0.6%
778	DR Horton, Inc.	26,452
421	Garmin Ltd.	31,558
736	Lennar Corp., Class A	28,115
		86,125
	Household Products – 1.3%
584	Church & Dwight Co., Inc.	37,481
267	Clorox (The) Co.	46,258
596	Colgate-Palmolive Co.	39,551
299	Kimberly-Clark Corp.	38,233
329	Procter & Gamble (The) Co.	36,190
		197,713
	Independent Power & Renewable Electricity Producers – 0.2%
1,150	AES Corp.	15,640
996	Vistra Energy Corp.	15,896
		31,536
	Industrial Conglomerates – 0.7%
198	3M Co.	27,029
3,122	General Electric Co.	24,789
197	Honeywell International, Inc.	26,357

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
98	Roper Technologies, Inc.	$30,557
		108,732
	Insurance – 3.6%
680	Aflac, Inc.	23,283
320	Allstate (The) Corp.	29,354
701	American International Group, Inc.	16,999
378	Arthur J. Gallagher & Co.	30,811
911	Brown & Brown, Inc.	32,996
231	Chubb Ltd.	25,800
342	Cincinnati Financial Corp.	25,804
217	Erie Indemnity Co., Class A	32,168
130	Everest Re Group Ltd.	25,015
793	Fidelity National Financial, Inc.	19,730
342	Globe Life, Inc.	24,614
592	Hartford Financial Services Group (The), Inc.	20,862
609	Lincoln National Corp.	16,029
685	Loews Corp.	23,859
323	Marsh & McLennan Cos., Inc.	27,927
706	MetLife, Inc.	21,582
654	Principal Financial Group, Inc.	20,496
497	Progressive (The) Corp.	36,698
384	Prudential Financial, Inc.	20,022
221	Reinsurance Group of America, Inc.	18,595
263	Travelers (The) Cos., Inc.	26,129
520	WR Berkley Corp.	27,128
		545,901
	Internet & Direct Marketing Retail – 0.6%
1,784	eBay, Inc.	53,627
596	Expedia Group, Inc.	33,537
		87,164
	IT Services – 4.3%
165	Accenture PLC, Class A	26,938
204	Automatic Data Processing, Inc.	27,883
490	Booz Allen Hamilton Holding Corp.	33,634
282	Broadridge Financial Solutions, Inc.	26,742
2,016	Cognizant Technology Solutions Corp., Class A	93,683
3,326	DXC Technology Co.	43,404
250	Fidelity National Information Services, Inc.	30,410
191	Global Payments, Inc.	27,548
933	International Business Machines Corp.	103,498
239	Jack Henry & Associates, Inc.	37,102
1,277	Leidos Holdings, Inc.	117,037
120	Mastercard, Inc., Class A	28,987
Shares	Description	Value

	IT Services (Continued)
410	Paychex, Inc.	$25,797
191	Visa, Inc., Class A	30,774
		653,437
	Leisure Products – 0.2%
389	Hasbro, Inc.	27,833
	Life Sciences Tools & Services – 0.9%
408	Agilent Technologies, Inc.	29,221
359	PerkinElmer, Inc.	27,026
269	Thermo Fisher Scientific, Inc.	76,288
		132,535
	Machinery – 2.0%
236	Caterpillar, Inc.	27,386
195	Cummins, Inc.	26,387
201	Deere & Co.	27,770
302	Dover Corp.	25,350
456	Fortive Corp.	25,167
203	IDEX Corp.	28,036
194	Illinois Tool Works, Inc.	27,571
440	PACCAR, Inc.	26,897
169	Parker-Hannifin Corp.	21,924
210	Stanley Black & Decker, Inc.	21,000
448	Westinghouse Air Brake Technologies Corp.	21,562
442	Xylem, Inc.	28,788
		307,838
	Media – 1.3%
1,432	Comcast Corp., Class A	49,232
1,737	Fox Corp., Class A	41,045
795	Omnicom Group, Inc.	43,646
9,008	Sirius XM Holdings, Inc.	44,500
1,535	ViacomCBS, Inc., Class B	21,505
		199,928
	Metals & Mining – 0.3%
1,387	Freeport-McMoRan, Inc.	9,362
419	Newmont Goldcorp Corp.	18,972
323	Nucor Corp.	11,635
		39,969
	Multiline Retail – 0.7%
413	Dollar General Corp.	62,367
502	Target Corp.	46,671
		109,038
	Multi-Utilities – 1.3%
298	Ameren Corp.	21,703
839	CenterPoint Energy, Inc.	12,963
364	CMS Energy Corp.	21,385
253	Consolidated Edison, Inc.	19,734
276	Dominion Energy, Inc.	19,924
176	DTE Energy Co.	16,715
822	NiSource, Inc.	20,525

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
388	Public Service Enterprise Group, Inc.	$17,425
151	Sempra Energy	17,062
248	WEC Energy Group, Inc.	21,856
		189,292
	Oil, Gas & Consumable Fuels – 2.1%
325	Chevron Corp.	23,550
447	Concho Resources, Inc.	19,154
602	ConocoPhillips	18,542
1,141	Continental Resources, Inc.	8,717
1,508	Devon Energy Corp.	10,420
422	Diamondback Energy, Inc.	11,056
467	EOG Resources, Inc.	16,775
561	Exxon Mobil Corp.	21,301
586	Hess Corp.	19,514
1,849	Kinder Morgan, Inc.	25,738
2,883	Marathon Oil Corp.	9,485
650	Marathon Petroleum Corp.	15,353
1,576	Noble Energy, Inc.	9,519
950	Occidental Petroleum Corp.	11,001
517	ONEOK, Inc.	11,276
351	Phillips 66	18,831
259	Pioneer Natural Resources Co.	18,169
418	Valero Energy Corp.	18,960
1,651	Williams (The) Cos., Inc.	23,362
		310,723
	Personal Products – 0.2%
199	Estee Lauder (The) Cos., Inc., Class A	31,709
	Pharmaceuticals – 3.1%
1,360	Bristol-Myers Squibb Co.	75,806
664	Eli Lilly & Co.	92,110
598	Johnson & Johnson	78,416
960	Merck & Co., Inc.	73,862
2,228	Pfizer, Inc.	72,722
659	Zoetis, Inc.	77,558
		470,474
	Professional Services – 0.6%
257	Equifax, Inc.	30,699
407	TransUnion	26,935
233	Verisk Analytics, Inc.	32,475
		90,109
	Road & Rail – 1.1%
482	CSX Corp.	27,619
298	JB Hunt Transport Services, Inc.	27,484
227	Kansas City Southern	28,870
179	Norfolk Southern Corp.	26,134
275	Old Dominion Freight Line, Inc.	36,096
193	Union Pacific Corp.	27,221
		173,424
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 10.2%
1,052	Analog Devices, Inc.	$94,312
2,048	Applied Materials, Inc.	93,839
396	Broadcom, Inc.	93,892
2,089	Intel Corp.	113,057
702	KLA Corp.	100,905
428	Lam Research Corp.	102,720
4,707	Marvell Technology Group Ltd.	106,519
2,032	Maxim Integrated Products, Inc.	98,775
1,194	Microchip Technology, Inc.	80,953
531	NVIDIA Corp.	139,972
1,417	QUALCOMM, Inc.	95,860
1,034	Skyworks Solutions, Inc.	92,419
1,833	Teradyne, Inc.	99,294
974	Texas Instruments, Inc.	97,332
169	Universal Display Corp.	22,271
1,279	Xilinx, Inc.	99,685
		1,531,805
	Software – 5.0%
1,127	Citrix Systems, Inc.	159,527
477	Intuit, Inc.	109,710
793	Microsoft Corp.	125,064
8,472	NortonLifeLock, Inc.	158,511
2,360	Oracle Corp.	114,059
2,036	SS&C Technologies Holdings, Inc.	89,217
		756,088
	Specialty Retail – 2.2%
402	Advance Auto Parts, Inc.	37,515
734	Best Buy Co., Inc.	41,838
295	Home Depot (The), Inc.	55,079
538	Lowe’s Cos., Inc.	46,295
553	Ross Stores, Inc.	48,094
1,055	TJX (The) Cos., Inc.	50,440
689	Tractor Supply Co.	58,255
		337,516
	Technology Hardware, Storage & Peripherals – 3.7%
426	Apple, Inc.	108,328
7,883	Hewlett Packard Enterprise Co.	76,544
6,084	HP, Inc.	105,618
2,008	NetApp, Inc.	83,713
2,101	Seagate Technology PLC	102,529
1,970	Western Digital Corp.	81,991
		558,723
	Textiles, Apparel & Luxury Goods – 0.4%
405	NIKE, Inc., Class B	33,510
412	VF Corp.	22,281
		55,791

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 0.4%
823	Altria Group, Inc.	$31,825
483	Philip Morris International, Inc.	35,240
		67,065
	Trading Companies & Distributors – 0.4%
943	Fastenal Co.	29,469
103	WW Grainger, Inc.	25,595
		55,064
	Water Utilities – 0.1%
186	American Water Works Co., Inc.	22,238
	Total Common Stocks	14,162,908
	(Cost $16,956,085)
REAL ESTATE INVESTMENT TRUSTS – 6.0%
	Equity Real Estate Investment Trusts – 5.8%
223	Alexandria Real Estate Equities, Inc.	30,564
156	American Tower Corp.	33,969
171	AvalonBay Communities, Inc.	25,166
261	Boston Properties, Inc.	24,072
339	Camden Property Trust	26,862
253	Crown Castle International Corp.	36,533
300	Digital Realty Trust, Inc.	41,673
1,037	Duke Realty Corp.	33,578
62	Equinix, Inc.	38,723
511	Equity LifeStyle Properties, Inc.	29,372
444	Equity Residential	27,399
120	Essex Property Trust, Inc.	26,429
340	Extra Space Storage, Inc.	32,558
279	Federal Realty Investment Trust	20,816
1,043	Healthpeak Properties, Inc.	24,876
1,938	Host Hotels & Resorts, Inc.	21,396
1,200	Invitation Homes, Inc.	25,644
273	Mid-America Apartment Communities, Inc.	28,127
403	Prologis, Inc.	32,389
169	Public Storage	33,565
488	Realty Income Corp.	24,332
570	Regency Centers Corp.	21,905
149	SBA Communications Corp.	40,226
241	Simon Property Group, Inc.	13,221
240	Sun Communities, Inc.	29,964
770	UDR, Inc.	28,136
623	Ventas, Inc.	16,696
1,407	VICI Properties, Inc.	23,413
541	Vornado Realty Trust	19,590
440	Welltower, Inc.	20,143
1,191	Weyerhaeuser Co.	20,188
449	WP Carey, Inc.	26,078
		877,603
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.2%
3,817	Annaly Capital Management, Inc.	$19,352
	Total Real Estate Investment Trusts	896,955
	(Cost $1,069,816)
	Total Investments – 99.9%	15,059,863
	(Cost $18,025,901) (a)
	Net Other Assets and Liabilities – 0.1%	21,073
	Net Assets – 100.0%	$15,080,936

(a)	Aggregate cost for federal income tax purposes was $18,202,516. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $723,232 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,865,885. The net unrealized depreciation was $3,142,653.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,162,908	$ 14,162,908	$ —	$ —
Real Estate Investment Trusts*	896,955	896,955	—	—
Total Investments	$ 15,059,863	$ 15,059,863	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 89.5%
	Aerospace & Defense – 1.1%
681	BWX Technologies, Inc.	$33,172
299	Curtiss-Wright Corp.	27,631
576	Hexcel Corp.	21,421
168	Huntington Ingalls Industries, Inc.	30,611
579	Spirit AeroSystems Holdings, Inc., Class A	13,855
		126,690
	Airlines – 0.3%
608	Alaska Air Group, Inc.	17,310
638	SkyWest, Inc.	16,709
		34,019
	Auto Components – 1.0%
1,163	BorgWarner, Inc.	28,342
1,741	Gentex Corp.	38,581
3,245	Goodyear Tire & Rubber (The) Co.	18,886
368	Lear Corp.	29,900
		115,709
	Automobiles – 0.5%
1,357	Harley-Davidson, Inc.	25,688
680	Thor Industries, Inc.	28,682
		54,370
	Banks – 7.3%
699	Ameris Bancorp	16,608
1,349	Associated Banc-Corp.	17,254
792	Atlantic Union Bankshares Corp.	17,345
947	BancorpSouth Bank	17,917
312	Bank of Hawaii Corp.	17,235
975	Bank OZK	16,282
813	BankUnited, Inc.	15,203
340	BOK Financial Corp.	14,470
782	Cathay General Bancorp	17,947
1,190	CenterState Bank Corp.	20,504
652	CIT Group, Inc.	11,254
731	Columbia Banking System, Inc.	19,591
437	Commerce Bancshares, Inc.	22,003
419	Community Bank System, Inc.	24,637
304	Cullen/Frost Bankers, Inc.	16,960
1,377	CVB Financial Corp.	27,609
611	East West Bancorp, Inc.	15,727
56	First Citizens BancShares, Inc., Class A	18,641
848	First Financial Bankshares, Inc.	22,760
1,031	First Hawaiian, Inc.	17,042
1,795	First Horizon National Corp.	14,468
2,341	FNB Corp.	17,253
1,706	Fulton Financial Corp.	19,602
646	Glacier Bancorp, Inc.	21,967
677	Hancock Whitney Corp.	13,215
1,512	Home BancShares, Inc.	18,129
2,495	Investors Bancorp, Inc.	19,935
Shares	Description	Value

	Banks (Continued)
1,626	Old National Bancorp	$21,447
776	PacWest Bancorp	13,906
1,760	People’s United Financial, Inc.	19,448
464	Pinnacle Financial Partners, Inc.	17,419
506	Popular, Inc.	17,710
414	Prosperity Bancshares, Inc.	19,975
218	Signature Bank	17,525
342	South State Corp.	20,086
1,411	Sterling Bancorp	14,745
758	Synovus Financial Corp.	13,310
635	TCF Financial Corp.	14,389
433	UMB Financial Corp.	20,083
1,680	Umpqua Holdings Corp.	18,312
769	United Bankshares, Inc.	17,749
2,596	Valley National Bancorp	18,977
557	Webster Financial Corp.	12,755
521	Western Alliance Bancorp	15,948
419	Wintrust Financial Corp.	13,768
573	Zions Bancorp N.A.	15,333
		814,443
	Building Products – 1.4%
886	AO Smith Corp.	33,500
449	Armstrong World Industries, Inc.	35,660
772	Fortune Brands Home & Security, Inc.	33,389
648	Owens Corning	25,149
527	Simpson Manufacturing Co., Inc.	32,663
		160,361
	Capital Markets – 2.4%
351	Affiliated Managers Group, Inc.	20,758
834	Ares Management Corp., Class A	25,796
636	Eaton Vance Corp.	20,511
397	Evercore, Inc., Class A	18,286
912	Federated Hermes, Inc.	17,374
1,654	Invesco, Ltd.	15,018
744	Lazard Ltd., Class A	17,529
828	Legg Mason, Inc.	40,448
322	LPL Financial Holdings, Inc.	17,526
272	Morningstar, Inc.	31,620
454	SEI Investments Co.	21,038
490	Stifel Financial Corp.	20,227
		266,131
	Chemicals – 2.8%
456	Albemarle Corp.	25,705
434	Ashland Global Holdings, Inc.	21,730
327	Balchem Corp.	32,281
1,838	Chemours (The) Co.	16,303
1,376	Huntsman Corp.	19,856
68	NewMarket Corp.	26,035
1,928	Olin Corp.	22,500
433	RPM International, Inc.	25,763
313	Scotts Miracle-Gro (The) Co.	32,051
503	Sensient Technologies Corp.	21,886

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
2,357	Valvoline, Inc.	$30,853
474	Westlake Chemical Corp.	18,093
476	WR Grace & Co.	16,946
		310,002
	Commercial Services & Supplies – 1.8%
1,120	ABM Industries, Inc.	27,283
5,326	ADT, Inc.	23,008
466	Brink’s (The) Co.	24,255
1,892	KAR Auction Services, Inc.	22,704
334	MSA Safety, Inc.	33,801
490	Tetra Tech, Inc.	34,604
209	UniFirst Corp.	31,578
		197,233
	Communications Equipment – 1.8%
5,357	Juniper Networks, Inc.	102,533
698	Ubiquiti, Inc.	98,823
		201,356
	Construction & Engineering – 1.0%
490	EMCOR Group, Inc.	30,047
2,238	Fluor Corp.	15,465
1,037	Quanta Services, Inc.	32,904
282	Valmont Industries, Inc.	29,886
		108,302
	Construction Materials – 0.2%
466	Eagle Materials, Inc.	27,224
	Consumer Finance – 0.9%
368	FirstCash, Inc.	26,400
2,173	Navient Corp.	16,471
705	OneMain Holdings, Inc.	13,480
1,272	Santander Consumer USA Holdings, Inc.	17,694
3,337	SLM Corp.	23,993
		98,038
	Containers & Packaging – 2.0%
365	AptarGroup, Inc.	36,332
2,537	Graphic Packaging Holding Co.	30,951
377	Packaging Corp. of America	32,735
1,061	Sealed Air Corp.	26,217
1,359	Silgan Holdings, Inc.	39,438
685	Sonoco Products Co.	31,750
984	WestRock Co.	27,808
		225,231
	Distributors – 0.4%
238	Pool Corp.	46,831
Shares	Description	Value

	Diversified Consumer Services – 1.1%
65	Graham Holdings Co., Class B	$22,176
1,755	H&R Block, Inc.	24,710
896	Service Corp. International	35,043
260	Strategic Education, Inc.	36,338
		118,267
	Diversified Financial Services – 0.3%
1,391	Jefferies Financial Group, Inc.	19,015
488	Voya Financial, Inc.	19,788
		38,803
	Diversified Telecommunication Services – 1.5%
2,004	Cogent Communications Holdings, Inc.	164,268
	Electric Utilities – 1.4%
328	ALLETE, Inc.	19,903
569	Hawaiian Electric Industries, Inc.	24,495
250	IDACORP, Inc.	21,948
671	NRG Energy, Inc.	18,292
834	OGE Energy Corp.	25,629
526	PNM Resources, Inc.	19,988
478	Portland General Electric Co.	22,915
		153,170
	Electrical Equipment – 1.3%
306	Acuity Brands, Inc.	26,212
564	EnerSys	27,929
3,636	GrafTech International Ltd.	29,524
285	Hubbell, Inc.	32,701
493	Regal Beloit Corp.	31,035
		147,401
	Electronic Equipment, Instruments & Components – 2.5%
995	Avnet, Inc.	24,974
754	Cognex Corp.	31,834
599	Dolby Laboratories, Inc., Class A	32,472
811	FLIR Systems, Inc.	25,863
1,022	Jabil, Inc.	25,121
221	Littelfuse, Inc.	29,486
997	National Instruments Corp.	32,981
1,024	SYNNEX Corp.	74,854
		277,585
	Energy Equipment & Services – 0.2%
816	Helmerich & Payne, Inc.	12,771
1,481	National Oilwell Varco, Inc.	14,558
		27,329
	Entertainment – 0.3%
1,218	Cinemark Holdings, Inc.	12,411

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
635	World Wrestling Entertainment, Inc., Class A	$21,546
		33,957
	Food & Staples Retailing – 0.3%
260	Casey’s General Stores, Inc.	34,447
	Food Products – 2.1%
877	Bunge Ltd.	35,983
2,322	Flowers Foods, Inc.	47,647
543	Ingredion, Inc.	40,997
274	J&J Snack Foods Corp.	33,154
316	Lancaster Colony Corp.	45,706
286	Sanderson Farms, Inc.	35,270
		238,757
	Gas Utilities – 1.3%
573	National Fuel Gas Co.	21,367
599	New Jersey Resources Corp.	20,348
285	ONE Gas, Inc.	23,832
809	South Jersey Industries, Inc.	20,225
351	Southwest Gas Holdings, Inc.	24,415
320	Spire, Inc.	23,834
590	UGI Corp.	15,735
		149,756
	Health Care Equipment & Supplies – 2.6%
2,964	Cantel Medical Corp.	106,408
1,850	Hill-Rom Holdings, Inc.	186,110
		292,518
	Health Care Providers & Services – 5.2%
478	Chemed Corp.	207,069
3,033	Encompass Health Corp.	194,203
4,631	Ensign Group (The), Inc.	174,172
		575,444
	Hotels, Restaurants & Leisure – 3.0%
950	Aramark	18,971
1,377	Boyd Gaming Corp.	19,856
398	Choice Hotels International, Inc.	24,377
300	Churchill Downs, Inc.	30,885
268	Cracker Barrel Old Country Store, Inc.	22,303
546	Dunkin’ Brands Group, Inc.	28,993
460	Hyatt Hotels Corp., Class A	22,034
320	Marriott Vacations Worldwide Corp.	17,786
914	Six Flags Entertainment Corp.	11,462
732	Texas Roadhouse, Inc.	30,232
1,857	Wendy’s (The) Co.	27,632
478	Wingstop, Inc.	38,097
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
798	Wyndham Destinations, Inc.	$17,317
656	Wyndham Hotels & Resorts, Inc.	20,670
		330,615
	Household Durables – 1.3%
993	Leggett & Platt, Inc.	26,493
2,626	Newell Brands, Inc.	34,873
1,301	PulteGroup, Inc.	29,039
1,277	Toll Brothers, Inc.	24,582
342	Whirlpool Corp.	29,344
		144,331
	Household Products – 0.3%
1,005	Energizer Holdings, Inc.	30,401
	Independent Power & Renewable Electricity Producers – 0.5%
358	Ormat Technologies, Inc.	24,222
1,733	TerraForm Power, Inc., Class A	27,330
		51,552
	Industrial Conglomerates – 0.3%
261	Carlisle Cos., Inc.	32,698
	Insurance – 3.3%
271	American Financial Group, Inc.	18,992
253	American National Insurance Co.	20,842
227	Assurant, Inc.	23,628
606	Assured Guaranty Ltd.	15,629
500	Axis Capital Holdings Ltd.	19,325
509	First American Financial Corp.	21,587
218	Hanover Insurance Group (The), Inc.	19,746
383	Kemper Corp.	28,484
611	Mercury General Corp.	24,880
1,345	National General Holdings Corp.	22,260
1,329	Old Republic International Corp.	20,267
227	Primerica, Inc.	20,085
152	RenaissanceRe Holdings Ltd.	22,696
331	RLI Corp.	29,105
457	Selective Insurance Group, Inc.	22,713
1,020	Unum Group	15,310
27	White Mountains Insurance Group Ltd.	24,570
		370,119
	IT Services – 3.1%
377	Alliance Data Systems Corp.	12,686
1,002	Genpact Ltd.	29,258
1,385	KBR, Inc.	28,642
568	MAXIMUS, Inc.	33,058
4,989	Perspecta, Inc.	90,999
1,837	Sabre Corp.	10,894

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
1,516	Science Applications International Corp.	$113,139
1,110	Western Union (The) Co.	20,124
		338,800
	Leisure Products – 0.5%
841	Brunswick Corp.	29,746
496	Polaris, Inc.	23,883
		53,629
	Life Sciences Tools & Services – 3.0%
957	Bio-Techne Corp.	181,466
4,122	Bruker Corp.	147,815
		329,281
	Machinery – 4.0%
547	AGCO Corp.	25,846
874	Allison Transmission Holdings, Inc.	28,501
489	Crane Co.	24,049
733	Donaldson Co., Inc.	28,316
849	Flowserve Corp.	20,282
812	Graco, Inc.	39,569
572	ITT, Inc.	25,946
375	John Bean Technologies Corp.	27,851
1,145	Kennametal, Inc.	21,320
436	Lincoln Electric Holdings, Inc.	30,084
260	Nordson Corp.	35,118
446	Oshkosh Corp.	28,691
250	Snap-on, Inc.	27,205
751	Timken (The) Co.	24,287
530	Toro (The) Co.	34,498
356	Woodward, Inc.	21,161
		442,724
	Media – 1.9%
28	Cable One, Inc.	46,033
1,784	Interpublic Group of (The) Cos., Inc.	28,883
1,282	New York Times (The) Co., Class A	39,370
2,915	News Corp., Class A	26,162
351	Nexstar Media Group, Inc., Class A	20,263
1,236	Sinclair Broadcast Group, Inc., Class A	19,875
2,470	TEGNA, Inc.	26,824
		207,410
	Metals & Mining – 0.8%
3,959	Cleveland-Cliffs, Inc.	15,638
278	Reliance Steel & Aluminum Co.	24,350
272	Royal Gold, Inc.	23,857
Shares	Description	Value

	Metals & Mining (Continued)
977	Steel Dynamics, Inc.	$22,022
		85,867
	Multiline Retail – 0.4%
809	Kohl’s Corp.	11,803
2,425	Macy’s, Inc.	11,907
1,007	Nordstrom, Inc.	15,447
		39,157
	Multi-Utilities – 0.9%
555	Avista Corp.	23,582
339	Black Hills Corp.	21,706
1,422	MDU Resources Group, Inc.	30,573
372	NorthWestern Corp.	22,257
		98,118
	Oil, Gas & Consumable Fuels – 1.7%
4,886	Antero Midstream Corp.	10,261
1,450	Apache Corp.	6,061
2,130	Cabot Oil & Gas Corp.	36,615
706	Cimarex Energy Co.	11,882
918	CVR Energy, Inc.	15,174
1,106	Delek US Holdings, Inc.	17,431
3,402	EQT Corp.	24,052
2,775	Equitrans Midstream Corp.	13,958
731	HollyFrontier Corp.	17,917
1,384	Murphy Oil Corp.	8,484
1,961	Parsley Energy, Inc., Class A	11,236
1,182	PBF Energy, Inc., Class A	8,369
908	Targa Resources Corp.	6,274
		187,714
	Paper & Forest Products – 0.2%
1,424	Louisiana-Pacific Corp.	24,464
	Personal Products – 0.2%
4,486	Coty, Inc., Class A	23,148
	Pharmaceuticals – 1.8%
4,066	Perrigo Co. PLC	195,534
	Professional Services – 1.0%
612	Exponent, Inc.	44,009
491	Insperity, Inc.	18,314
435	ManpowerGroup, Inc.	23,051
669	Robert Half International, Inc.	25,255
		110,629
	Real Estate Management & Development – 0.3%
171	Jones Lang LaSalle, Inc.	17,267
1,333	Kennedy-Wilson Holdings, Inc.	17,889
		35,156

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail – 0.9%
1,178	Knight-Swift Transportation Holdings, Inc.	$38,639
370	Landstar System, Inc.	35,468
778	Ryder System, Inc.	20,570
		94,677
	Semiconductors & Semiconductor Equipment – 4.9%
3,145	Brooks Automation, Inc.	95,922
914	Cabot Microelectronics Corp.	104,324
2,634	Entegris, Inc.	117,924
1,200	MKS Instruments, Inc.	97,740
741	Monolithic Power Systems, Inc.	124,088
		539,998
	Software – 3.6%
1,657	Blackbaud, Inc.	92,046
2,412	CDK Global, Inc.	79,234
1,408	J2 Global, Inc.	105,389
1,656	Pegasystems, Inc.	117,957
		394,626
	Specialty Retail – 1.8%
722	Aaron’s, Inc.	16,447
2,804	American Eagle Outfitters, Inc.	22,292
1,058	Foot Locker, Inc.	23,329
2,332	Gap (The), Inc.	16,417
2,276	L Brands, Inc.	26,310
280	Lithia Motors, Inc., Class A	22,901
528	Monro, Inc.	23,132
821	Penske Automotive Group, Inc.	22,988
561	Williams-Sonoma, Inc.	23,854
		197,670
	Technology Hardware, Storage & Peripherals – 0.2%
1,146	Xerox Holdings Corp.	21,705
	Textiles, Apparel & Luxury Goods – 1.7%
462	Carter’s, Inc.	30,367
504	Columbia Sportswear Co.	35,164
3,399	Hanesbrands, Inc.	26,750
480	PVH Corp.	18,067
431	Ralph Lauren Corp.	28,804
1,174	Steven Madden Ltd.	27,272
1,872	Tapestry, Inc.	24,243
		190,667
	Thrifts & Mortgage Finance – 0.8%
572	Essent Group Ltd.	15,066
2,098	MGIC Investment Corp.	13,322
2,474	New York Community Bancorp, Inc.	23,231
Shares	Description	Value

	Thrifts & Mortgage Finance (Continued)
1,181	Radian Group, Inc.	$15,294
811	Washington Federal, Inc.	21,054
		87,967
	Trading Companies & Distributors – 1.1%
888	Air Lease Corp.	19,660
509	GATX Corp.	31,843
576	MSC Industrial Direct Co., Inc., Class A	31,663
235	Watsco, Inc.	37,137
		120,303
	Transportation Infrastructure – 0.2%
986	Macquarie Infrastructure Corp.	24,896
	Water Utilities – 0.4%
308	American States Water Co.	25,176
568	Essential Utilities, Inc.	23,118
		48,294
	Wireless Telecommunication Services – 0.4%
2,379	Telephone & Data Systems, Inc.	39,872
	Total Common Stocks	9,929,664
	(Cost $13,936,878)
REAL ESTATE INVESTMENT TRUSTS – 10.1%
	Equity Real Estate Investment Trusts – 9.3%
423	Agree Realty Corp.	26,184
648	American Assets Trust, Inc.	16,200
632	American Campus Communities, Inc.	17,538
1,134	American Homes 4 Rent, Class A	26,309
848	Americold Realty Trust	28,866
576	Apartment Investment & Management Co., Class A	20,246
1,830	Apple Hospitality REIT, Inc.	16,781
1,376	Brixmor Property Group, Inc.	13,072
265	CoreSite Realty Corp.	30,713
1,012	Corporate Office Properties Trust	22,396
722	Cousins Properties, Inc.	21,133
944	CubeSmart	25,290
454	CyrusOne, Inc.	28,034
677	Douglas Emmett, Inc.	20,655
224	EastGroup Properties, Inc.	23,404
421	EPR Properties	10,197
716	First Industrial Realty Trust, Inc.	23,793
690	Gaming and Leisure Properties, Inc.	19,120
891	Healthcare Realty Trust, Inc.	24,886

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
982	Healthcare Trust of America, Inc., Class A	$23,843
608	Highwoods Properties, Inc.	21,535
789	Hudson Pacific Properties, Inc.	20,009
933	Iron Mountain, Inc.	22,205
745	JBG SMITH Properties	23,713
354	Kilroy Realty Corp.	22,550
1,436	Kimco Realty Corp.	13,886
333	Lamar Advertising Co., Class A	17,076
275	Life Storage, Inc.	26,001
1,105	Macerich (The) Co.	6,221
1,409	Medical Properties Trust, Inc.	24,362
365	National Health Investors, Inc.	18,075
555	National Retail Properties, Inc.	17,865
702	Omega Healthcare Investors, Inc.	18,631
1,108	Outfront Media, Inc.	14,936
2,136	Paramount Group, Inc.	18,797
1,149	Park Hotels & Resorts, Inc.	9,089
1,109	Pebblebrook Hotel Trust	12,077
1,570	Physicians Realty Trust	21,886
180	PS Business Parks, Inc.	24,394
908	Rayonier, Inc.	21,383
652	Rexford Industrial Realty, Inc.	26,738
1,678	RLJ Lodging Trust	12,954
344	Ryman Hospitality Properties, Inc.	12,332
1,394	Sabra Health Care REIT, Inc.	15,222
1,222	Service Properties Trust	6,599
324	SL Green Realty Corp.	13,964
604	Spirit Realty Capital, Inc.	15,795
942	STAG Industrial, Inc.	21,214
798	STORE Capital Corp.	14,460
2,136	Sunstone Hotel Investors, Inc.	18,605
549	Terreno Realty Corp.	28,411
3,218	VEREIT, Inc.	15,736
952	Weingarten Realty Investors	13,737
		1,029,118
	Mortgage Real Estate Investment Trusts – 0.8%
1,682	AGNC Investment Corp.	17,796
1,626	Apollo Commercial Real Estate Finance, Inc.	12,065
799	Blackstone Mortgage Trust, Inc., Class A	14,877
1,446	Chimera Investment Corp.	13,159
3,887	MFA Financial, Inc.	6,025
1,846	New Residential Investment Corp.	9,248
1,196	Starwood Property Trust, Inc.	12,259
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
2,033	Two Harbors Investment Corp.	$7,746
		93,175
	Total Real Estate Investment Trusts	1,122,293
	(Cost $1,726,515)
	Total Investments – 99.6%	11,051,957
	(Cost $15,663,393) (a)
	Net Other Assets and Liabilities – 0.4%	43,898
	Net Assets – 100.0%	$11,095,855

(a)	Aggregate cost for federal income tax purposes was $15,822,422. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $195,288 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,965,753. The net unrealized depreciation was $4,770,465.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,929,664	$ 9,929,664	$ —	$ —
Real Estate Investment Trusts*	1,122,293	1,122,293	—	—
Total Investments	$ 11,051,957	$ 11,051,957	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 90.4%
	Aerospace & Defense – 0.7%
504	AAR Corp.	$8,951
358	Cubic Corp.	14,789
266	Moog, Inc., Class A	13,441
900	Triumph Group, Inc.	6,084
		43,265
	Air Freight & Logistics – 0.3%
325	Forward Air Corp.	16,461
	Airlines – 0.3%
140	Allegiant Travel Co.	11,452
830	Hawaiian Holdings, Inc.	8,665
		20,117
	Auto Components – 1.0%
891	Cooper Tire & Rubber Co.	14,523
1,407	Dana, Inc.	10,989
239	LCI Industries	15,973
481	Standard Motor Products, Inc.	19,995
		61,480
	Automobiles – 0.2%
483	Winnebago Industries, Inc.	13,432
	Banks – 7.7%
283	1st Source Corp.	9,178
235	BancFirst Corp.	7,842
260	Banner Corp.	8,590
447	Berkshire Hills Bancorp, Inc.	6,642
1,221	Boston Private Financial Holdings, Inc.	8,730
892	Brookline Bancorp, Inc.	10,062
810	Cadence BanCorp	5,305
179	City Holding Co.	11,909
302	Eagle Bancorp, Inc.	9,123
305	Enterprise Financial Services Corp.	8,513
371	FB Financial Corp.	7,316
368	First Bancorp	8,493
1,387	First BanCorp	7,379
534	First Busey Corp.	9,137
1,012	First Commonwealth Financial Corp.	9,250
577	First Financial Bancorp	8,603
356	First Interstate BancSystem, Inc., Class A	10,267
353	First Merchants Corp.	9,351
637	First Midwest Bancorp, Inc.	8,431
423	Great Western Bancorp, Inc.	8,663
295	Heartland Financial USA, Inc.	8,909
519	Heritage Financial Corp.	10,380
589	Hilltop Holdings, Inc.	8,906
989	Hope Bancorp, Inc.	8,130
176	Independent Bank Corp.	11,329
265	Independent Bank Group, Inc.	6,275
341	International Bancshares Corp.	9,166
Shares	Description	Value

	Banks (Continued)
300	Lakeland Financial Corp.	$11,025
417	National Bank Holdings Corp., Class A	9,966
362	NBT Bancorp, Inc.	11,725
622	OFG Bancorp	6,954
451	Pacific Premier Bancorp, Inc.	8,497
144	Park National Corp.	11,180
415	Renasant Corp.	9,064
365	S&T Bancorp, Inc.	9,972
388	Sandy Spring Bancorp, Inc.	8,784
390	ServisFirst Bancshares, Inc.	11,435
548	Simmons First National Corp., Class A	10,083
396	Southside Bancshares, Inc.	12,034
358	Stock Yards Bancorp, Inc.	10,357
161	Tompkins Financial Corp.	11,560
528	Towne Bank	9,552
360	TriCo Bancshares	10,735
426	Trustmark Corp.	9,926
476	United Community Banks, Inc.	8,716
504	Veritex Holdings, Inc.	7,041
273	Washington Trust Bancorp, Inc.	9,981
389	WesBanco, Inc.	9,219
217	Westamerica Bancorporation	12,755
		456,440
	Beverages – 0.3%
90	Coca-Cola Consolidated, Inc.	18,768
	Building Products – 1.7%
460	AAON, Inc.	22,227
585	Advanced Drainage Systems, Inc.	17,222
700	Apogee Enterprises, Inc.	14,574
222	CSW Industrials, Inc.	14,397
434	Patrick Industries, Inc.	12,221
477	Universal Forest Products, Inc.	17,740
		98,381
	Capital Markets – 2.5%
462	Artisan Partners Asset Management, Inc., Class A	9,928
2,453	BGC Partners, Inc., Class A	6,182
234	Cohen & Steers, Inc.	10,635
246	Hamilton Lane, Inc., Class A	13,606
301	Houlihan Lokey, Inc.	15,688
469	Moelis & Co., Class A	13,179
186	Piper Sandler Cos.	9,406
326	PJT Partners, Inc., Class A	14,145
491	Tradeweb Markets, Inc., Class A	20,642
919	Virtu Financial, Inc., Class A	19,134
879	Waddell & Reed Financial, Inc., Class A	10,003
3,035	WisdomTree Investments, Inc.	7,072
		149,620

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.8%
360	Cabot Corp.	$9,403
145	Chase Corp.	11,932
332	HB Fuller Co.	9,273
166	Innospec, Inc.	11,535
1,278	Kronos Worldwide, Inc.	10,786
297	Minerals Technologies, Inc.	10,769
466	PolyOne Corp.	8,840
104	Quaker Chemical Corp.	13,133
167	Stepan Co.	14,773
460	Trinseo S.A.	8,331
		108,775
	Commercial Services & Supplies – 6.0%
2,736	ACCO Brands Corp.	13,817
397	Brady Corp., Class A	17,917
1,532	Covanta Holding Corp.	13,099
455	Deluxe Corp.	11,798
7,520	Healthcare Services Group, Inc.	179,803
615	Herman Miller, Inc.	13,653
684	HNI Corp.	17,230
1,014	Knoll, Inc.	10,464
637	Matthews International Corp., Class A	15,409
297	McGrath RentCorp	15,557
600	Mobile Mini, Inc.	15,738
1,252	Steelcase, Inc., Class A	12,357
393	U.S. Ecology, Inc.	11,947
360	Viad Corp.	7,643
		356,432
	Communications Equipment – 1.9%
1,764	InterDigital, Inc.	78,727
3,516	Plantronics, Inc.	35,371
		114,098
	Construction & Engineering – 1.3%
730	Arcosa, Inc.	29,010
456	Comfort Systems USA, Inc.	16,667
822	Granite Construction, Inc.	12,478
1,022	Primoris Services Corp.	16,250
		74,405
	Consumer Finance – 0.2%
252	Nelnet, Inc., Class A	11,443
	Containers & Packaging – 0.5%
514	Greif, Inc., Class A	15,980
1,906	O-I Glass, Inc.	13,552
		29,532
	Distributors – 0.4%
894	Core-Mark Holding Co., Inc.	25,542
Shares	Description	Value

	Diversified Financial Services – 0.2%
1,379	FGL Holdings	$13,514
	Diversified Telecommunication Services – 0.5%
509	ATN International, Inc.	29,883
	Electric Utilities – 0.6%
282	MGE Energy, Inc.	18,462
443	Otter Tail Corp.	19,696
		38,158
	Electrical Equipment – 0.5%
495	AZZ, Inc.	13,919
396	Encore Wire Corp.	16,628
		30,547
	Electronic Equipment, Instruments & Components – 1.8%
350	Badger Meter, Inc.	18,760
413	Belden, Inc.	14,901
662	Benchmark Electronics, Inc.	13,233
758	CTS Corp.	18,867
578	Methode Electronics, Inc.	15,277
473	MTS Systems Corp.	10,642
1,068	Vishay Intertechnology, Inc.	15,390
		107,070
	Energy Equipment & Services – 1.2%
3,237	Archrock, Inc.	12,171
947	Cactus, Inc., Class A	10,985
863	Core Laboratories N.V.	8,924
2,923	Liberty Oilfield Services, Inc., Class A	7,863
11,285	Nabors Industries Ltd.	4,402
3,095	Patterson-UTI Energy, Inc.	7,273
6,202	RPC, Inc.	12,776
2,785	US Silica Holdings, Inc.	5,013
		69,407
	Food & Staples Retailing – 1.0%
1,013	Andersons (The), Inc.	18,994
342	PriceSmart, Inc.	17,972
600	Weis Markets, Inc.	24,996
		61,962
	Food Products – 2.0%
1,428	B&G Foods, Inc.	25,832
283	Calavo Growers, Inc.	16,326
599	Cal-Maine Foods, Inc.	26,344
732	Fresh Del Monte Produce, Inc.	20,211
773	Tootsie Roll Industries, Inc.	27,797
		116,510

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.6%
232	Chesapeake Utilities Corp.	$19,885
301	Northwest Natural Holding Co.	18,587
		38,472
	Health Care Equipment & Supplies – 4.6%
243	Atrion Corp.	157,950
1,635	CONMED Corp.	93,637
91	Mesa Laboratories, Inc.	20,574
		272,161
	Health Care Providers & Services – 7.0%
2,116	National HealthCare Corp.	151,781
345	National Research Corp.	15,690
8,930	Patterson Cos., Inc.	136,540
1,599	US Physical Therapy, Inc.	110,331
		414,342
	Hotels, Restaurants & Leisure – 1.6%
1,102	Bloomin’ Brands, Inc.	7,868
579	Brinker International, Inc.	6,954
626	Cheesecake Factory (The), Inc.	10,692
605	Dave & Buster’s Entertainment, Inc.	7,913
291	Dine Brands Global, Inc.	8,346
312	Jack in the Box, Inc.	10,936
385	Papa John’s International, Inc.	20,547
1,015	Red Rock Resorts, Inc., Class A	8,678
948	Twin River Worldwide Holdings, Inc.	12,334
		94,268
	Household Durables – 0.8%
747	KB Home	13,521
813	La-Z-Boy, Inc.	16,707
671	MDC Holdings, Inc.	15,567
		45,795
	Household Products – 0.7%
398	Spectrum Brands Holdings, Inc.	14,475
132	WD-40 Co.	26,512
		40,987
	Independent Power & Renewable Electricity Producers – 0.2%
736	Clearway Energy, Inc., Class C	13,837
	Industrial Conglomerates – 0.2%
660	Raven Industries, Inc.	14,012
	Insurance – 2.8%
491	American Equity Investment Life Holding Co.	9,231
Shares	Description	Value

	Insurance (Continued)
222	AMERISAFE, Inc.	$14,312
223	Argo Group International Holdings Ltd.	8,264
810	CNO Financial Group, Inc.	10,036
352	Employers Holdings, Inc.	14,260
262	FBL Financial Group, Inc., Class A	12,228
336	Horace Mann Educators Corp.	12,294
356	James River Group Holdings Ltd.	12,901
145	Kinsale Capital Group, Inc.	15,157
51	National Western Life Group, Inc., Class A	8,772
406	ProAssurance Corp.	10,150
159	Safety Insurance Group, Inc.	13,424
474	State Auto Financial Corp.	13,173
336	United Fire Group, Inc.	10,957
		165,159
	IT Services – 5.5%
1,857	CSG Systems International, Inc.	77,716
668	EVERTEC, Inc.	15,184
285	ManTech International Corp., Class A	20,711
4,301	NIC, Inc.	98,923
6,487	Switch, Inc., Class A	93,607
574	TTEC Holdings, Inc.	21,077
		327,218
	Leisure Products – 1.0%
788	Acushnet Holdings Corp.	20,267
1,208	Callaway Golf Co.	12,346
544	Sturm Ruger & Co., Inc.	27,695
		60,308
	Life Sciences Tools & Services – 3.7%
7,897	Luminex Corp.	217,404
	Machinery – 6.6%
181	Alamo Group, Inc.	16,069
299	Albany International Corp., Class A	14,152
628	Altra Industrial Motion Corp.	10,984
367	Barnes Group, Inc.	15,352
568	Columbus McKinnon Corp.	14,200
413	Douglas Dynamics, Inc.	14,666
874	Enerpac Tool Group Corp.	14,465
340	EnPro Industries, Inc.	13,457
246	ESCO Technologies, Inc.	18,674
705	Federal Signal Corp.	19,232
397	Franklin Electric Co., Inc.	18,711
606	Gorman-Rupp (The) Co.	18,913
701	Greenbrier (The) Cos., Inc.	12,436
492	Helios Technologies, Inc.	18,657
730	Hillenbrand, Inc.	13,950
216	Kadant, Inc.	16,124

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
237	Lindsay Corp.	$21,704
716	Mueller Industries, Inc.	17,141
1,898	Mueller Water Products, Inc., Class A	15,203
1,859	REV Group, Inc.	7,752
287	Standex International Corp.	14,069
292	Tennant Co.	16,921
764	Terex Corp.	10,971
1,027	Trinity Industries, Inc.	16,504
228	Watts Water Technologies, Inc., Class A	19,300
		389,607
	Marine – 0.3%
557	Matson, Inc.	17,055
	Media – 0.9%
1,548	EW Scripps (The) Co., Class A	11,672
501	John Wiley & Sons, Inc., Class A	18,782
749	Meredith Corp.	9,153
632	Scholastic Corp.	16,110
		55,717
	Metals & Mining – 1.5%
344	Carpenter Technology Corp.	6,708
769	Commercial Metals Co.	12,143
281	Compass Minerals International, Inc.	10,810
5,053	Hecla Mining Co.	9,196
154	Kaiser Aluminum Corp.	10,669
288	Materion Corp.	10,083
1,501	United States Steel Corp.	9,471
811	Warrior Met Coal, Inc.	8,613
406	Worthington Industries, Inc.	10,658
		88,351
	Multiline Retail – 0.4%
847	Big Lots, Inc.	12,044
331	Dillard’s, Inc., Class A	12,231
		24,275
	Multi-Utilities – 0.3%
359	Unitil Corp.	18,783
	Oil, Gas & Consumable Fuels – 0.9%
239	Arch Coal, Inc., Class A	6,907
5,702	Kosmos Energy Ltd.	5,107
1,878	Peabody Energy Corp.	5,446
7,222	QEP Resources, Inc.	2,416
6,701	Range Resources Corp.	15,278
2,891	SM Energy Co.	3,527
524	World Fuel Services Corp.	13,194
		51,875
Shares	Description	Value

	Paper & Forest Products – 0.8%
622	Boise Cascade Co.	$14,791
448	Domtar Corp.	9,695
243	Neenah, Inc.	10,481
408	Schweitzer-Mauduit International, Inc.	11,350
		46,317
	Personal Products – 0.7%
352	Inter Parfums, Inc.	16,315
234	Medifast, Inc.	14,625
625	Nu Skin Enterprises, Inc., Class A	13,656
		44,596
	Professional Services – 1.0%
248	ICF International, Inc.	17,038
1,007	Kelly Services, Inc., Class A	12,779
573	Kforce, Inc.	14,652
536	Korn Ferry	13,035
		57,504
	Real Estate Management & Development – 0.1%
1,083	Newmark Group, Inc., Class A	4,603
	Road & Rail – 1.4%
1,080	Heartland Express, Inc.	20,056
1,058	Marten Transport Ltd.	21,710
1,042	Schneider National, Inc., Class B	20,152
625	Werner Enterprises, Inc.	22,663
		84,581
	Semiconductors & Semiconductor Equipment – 2.7%
972	Power Integrations, Inc.	85,857
5,197	Xperi Corp.	72,290
		158,147
	Software – 2.0%
2,877	Ebix, Inc.	43,673
2,314	Progress Software Corp.	74,048
		117,721
	Specialty Retail – 1.8%
1,406	Abercrombie & Fitch Co., Class A	12,781
1,405	Bed Bath & Beyond, Inc.	5,915
899	Buckle (The), Inc.	12,325
389	Children’s Place (The), Inc.	7,609
1,545	Designer Brands, Inc., Class A	7,694
491	Dick’s Sporting Goods, Inc.	10,439
243	Group 1 Automotive, Inc.	10,755
1,086	Guess?, Inc.	7,352
8,874	Office Depot, Inc.	14,553
843	Rent-A-Center, Inc.	11,920

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,118	Signet Jewelers Ltd.	$7,211
		108,554
	Textiles, Apparel & Luxury Goods – 0.6%
610	Kontoor Brands, Inc.	11,694
340	Oxford Industries, Inc.	12,328
759	Wolverine World Wide, Inc.	11,537
		35,559
	Thrifts & Mortgage Finance – 1.7%
1,070	Capitol Federal Financial, Inc.	12,423
384	Flagstar Bancorp, Inc.	7,615
1,062	Kearny Financial Corp.	9,123
731	Meridian Bancorp, Inc.	8,202
402	Meta Financial Group, Inc.	8,731
883	Northwest Bancshares, Inc.	10,216
575	OceanFirst Financial Corp.	9,148
432	PennyMac Financial Services, Inc.	9,552
596	Provident Financial Services, Inc.	7,665
227	Walker & Dunlop, Inc.	9,141
334	WSFS Financial Corp.	8,323
		100,139
	Tobacco – 0.6%
449	Universal Corp.	19,850
1,912	Vector Group Ltd.	18,011
		37,861
	Trading Companies & Distributors – 1.2%
341	Applied Industrial Technologies, Inc.	15,591
680	H&E Equipment Services, Inc.	9,982
345	Kaman Corp.	13,272
489	Rush Enterprises, Inc., Class A	15,609
566	Triton International Ltd.	14,642
		69,096
	Water Utilities – 1.0%
431	California Water Service Group	21,688
349	Middlesex Water Co.	20,982
313	SJW Group	18,082
		60,752
	Wireless Telecommunication Services – 0.6%
678	Shenandoah Telecommunications Co.	33,392
	Total Common Stocks	5,373,690
	(Cost $7,347,052)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 9.2%
	Equity Real Estate Investment Trusts – 8.2%
567	Acadia Realty Trust	$7,025
701	Alexander & Baldwin, Inc.	7,865
45	Alexander’s, Inc.	12,418
1,108	American Finance Trust, Inc.	6,925
801	Armada Hoffler Properties, Inc.	8,571
933	Brandywine Realty Trust	9,815
796	Brookfield Property REIT, Inc., Class A	6,758
712	CareTrust REIT, Inc.	10,531
3,093	Colony Capital, Inc.	5,413
703	Columbia Property Trust, Inc.	8,788
845	CoreCivic, Inc.	9,439
1,326	DiamondRock Hospitality Co.	6,736
1,741	Diversified Healthcare Trust	6,320
619	Easterly Government Properties, Inc.	15,252
1,052	Empire State Realty Trust, Inc., Class A	9,426
592	Essential Properties Realty Trust, Inc.	7,732
521	Four Corners Property Trust, Inc.	9,748
884	GEO Group (The), Inc.	10,749
447	Getty Realty Corp.	10,612
724	Global Net Lease, Inc.	9,680
456	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,307
1,043	Independence Realty Trust, Inc.	9,324
655	Industrial Logistics Properties Trust	11,489
194	Innovative Industrial Properties, Inc.	14,730
752	Kite Realty Group Trust	7,121
1,383	Lexington Realty Trust	13,733
328	LTC Properties, Inc.	10,135
635	Mack-Cali Realty Corp.	9,671
1,015	Monmouth Real Estate Investment Corp.	12,231
437	National Storage Affiliates Trust	12,935
326	NexPoint Residential Trust, Inc.	8,219
457	Office Properties Income Trust	12,453
661	Piedmont Office Realty Trust, Inc., Class A	11,673
339	PotlatchDeltic Corp.	10,641
271	QTS Realty Trust, Inc., Class A	15,721
832	Retail Opportunity Investments Corp.	6,897
1,096	Retail Properties of America, Inc., Class A	5,666
977	RPT Realty	5,891
365	Safehold, Inc.	23,079
278	Saul Centers, Inc.	9,102
367	Seritage Growth Properties, Class A (a)	3,343
1,048	SITE Centers Corp.	5,460

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,190	Summit Hotel Properties, Inc.	$5,022
997	Tanger Factory Outlet Centers, Inc.	4,985
473	Taubman Centers, Inc.	19,809
1,789	Uniti Group, Inc.	10,788
125	Universal Health Realty Income Trust	12,601
766	Urban Edge Properties	6,748
503	Washington Real Estate Investment Trust	12,007
680	Xenia Hotels & Resorts, Inc.	7,004
		487,588
	Mortgage Real Estate Investment Trusts – 1.0%
1,024	Arbor Realty Trust, Inc.	5,018
822	ARMOUR Residential REIT, Inc.	7,242
1,116	Colony Credit Real Estate, Inc.	4,397
799	Granite Point Mortgage Trust, Inc.	4,051
882	Invesco Mortgage Capital, Inc.	3,008
719	KKR Real Estate Finance Trust, Inc.	10,792
814	Ladder Capital Corp.	3,858
2,358	New York Mortgage Trust, Inc.	3,655
659	PennyMac Mortgage Investment Trust	6,999
888	Redwood Trust, Inc.	4,493
725	TPG RE Finance Trust, Inc.	3,980
		57,493
	Total Real Estate Investment Trusts	545,081
	(Cost $822,209)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
752	Bain Capital Specialty Finance, Inc.	6,971
1,128	TCG BDC, Inc.	5,888
	Total Common Stocks - Business Development Companies	12,859
	(Cost $29,952)
	Total Investments – 99.8%	5,931,630
	(Cost $8,199,213) (b)
	Net Other Assets and Liabilities – 0.2%	14,698
	Net Assets – 100.0%	$5,946,328

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $8,363,546. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $135,882 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,567,798. The net unrealized depreciation was $2,431,916.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,373,690	$ 5,373,690	$ —	$ —
Real Estate Investment Trusts*	545,081	545,081	—	—
Common Stocks - Business Development Companies*	12,859	12,859	—	—
Total Investments	$ 5,931,630	$ 5,931,630	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
March 31, 2020
Shares	Description	Value
COMMON STOCKS – 88.7%
	Air Freight & Logistics – 2.9%
1,348	United Parcel Service, Inc., Class B	$125,930
	Automobiles – 1.1%
5,565	Ford Motor Co.	26,879
910	General Motors Co.	18,910
		45,789
	Banks – 2.6%
614	Citizens Financial Group, Inc.	11,549
387	Comerica, Inc.	11,355
740	Fifth Third Bancorp	10,989
1,898	Huntington Bancshares, Inc.	15,583
1,289	KeyCorp	13,367
1,491	Regions Financial Corp.	13,374
401	Truist Financial Corp.	12,367
334	US Bancorp	11,506
494	Wells Fargo & Co.	14,178
		114,268
	Beverages – 1.4%
419	Coca-Cola (The) Co.	18,541
541	Molson Coors Brewing Co., Class B	21,104
163	PepsiCo, Inc.	19,576
		59,221
	Biotechnology – 9.3%
2,584	AbbVie, Inc.	196,875
2,825	Gilead Sciences, Inc.	211,197
		408,072
	Capital Markets – 0.4%
1,157	Franklin Resources, Inc.	19,310
	Chemicals – 0.7%
352	Dow, Inc.	10,293
202	Eastman Chemical Co.	9,409
234	LyondellBasell Industries N.V., Class A	11,613
		31,315
	Communications Equipment – 2.3%
2,544	Cisco Systems, Inc.	100,005
	Containers & Packaging – 0.3%
477	International Paper Co.	14,849
	Distributors – 0.3%
217	Genuine Parts Co.	14,611
	Diversified Telecommunication Services – 2.4%
1,099	AT&T, Inc.	32,036
4,716	CenturyLink, Inc.	44,613
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
529	Verizon Communications, Inc.	$28,423
		105,072
	Electric Utilities – 2.1%
101	American Electric Power Co., Inc.	8,078
150	Duke Energy Corp.	12,132
145	Edison International	7,945
85	Entergy Corp.	7,987
152	Evergy, Inc.	8,368
233	Exelon Corp.	8,577
215	FirstEnergy Corp.	8,615
124	Pinnacle West Capital Corp.	9,398
428	PPL Corp.	10,563
203	Southern (The) Co.	10,990
		92,653
	Electrical Equipment – 2.7%
1,522	Eaton Corp. PLC	118,244
	Electronic Equipment, Instruments & Components – 1.9%
4,003	Corning, Inc.	82,222
	Energy Equipment & Services – 0.4%
536	Baker Hughes Co.	5,628
588	Halliburton Co.	4,028
605	Schlumberger Ltd.	8,161
		17,817
	Food & Staples Retailing – 1.8%
1,705	Walgreens Boots Alliance, Inc.	78,004
	Food Products – 3.4%
523	Archer-Daniels-Midland Co.	18,399
460	Campbell Soup Co.	21,234
548	General Mills, Inc.	28,918
256	JM Smucker (The) Co.	28,416
379	Kellogg Co.	22,736
1,243	Kraft Heinz (The) Co.	30,752
		150,455
	Health Care Providers & Services – 5.5%
3,551	Cardinal Health, Inc.	170,235
1,197	CVS Health Corp.	71,018
		241,253
	Hotels, Restaurants & Leisure – 6.2%
2,556	Carnival Corp.	33,662
906	Darden Restaurants, Inc.	49,341
2,134	Las Vegas Sands Corp.	90,631
404	Vail Resorts, Inc.	59,675

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
642	Wynn Resorts Ltd.	$38,642
		271,951
	Household Products – 0.5%
175	Kimberly-Clark Corp.	22,377
	Independent Power & Renewable Electricity Producers – 0.1%
461	AES Corp.	6,270
	Industrial Conglomerates – 2.8%
890	3M Co.	121,494
	Insurance – 2.1%
456	Fidelity National Financial, Inc.	11,345
498	MetLife, Inc.	15,224
536	Principal Financial Group, Inc.	16,798
400	Progressive (The) Corp.	29,536
339	Prudential Financial, Inc.	17,676
		90,579
	IT Services – 6.2%
1,518	International Business Machines Corp.	168,392
1,609	Paychex, Inc.	101,238
		269,630
	Machinery – 2.3%
736	Cummins, Inc.	99,595
	Media – 1.6%
1,308	Omnicom Group, Inc.	71,809
	Metals & Mining – 0.2%
254	Nucor Corp.	9,149
	Multi-Utilities – 1.2%
517	CenterPoint Energy, Inc.	7,988
121	Consolidated Edison, Inc.	9,438
179	Dominion Energy, Inc.	12,922
76	DTE Energy Co.	7,218
345	NiSource, Inc.	8,614
180	Public Service Enterprise Group, Inc.	8,084
		54,264
	Oil, Gas & Consumable Fuels – 2.3%
160	Chevron Corp.	11,593
345	Exxon Mobil Corp.	13,100
1,037	Kinder Morgan, Inc.	14,435
286	Marathon Petroleum Corp.	6,755
905	Occidental Petroleum Corp.	10,480
302	ONEOK, Inc.	6,587
138	Phillips 66	7,404
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
201	Valero Energy Corp.	$9,117
1,322	Williams (The) Cos., Inc.	18,706
		98,177
	Pharmaceuticals – 3.3%
4,440	Pfizer, Inc.	144,922
	Semiconductors & Semiconductor Equipment – 7.0%
476	Broadcom, Inc.	112,860
2,107	Maxim Integrated Products, Inc.	102,421
1,351	QUALCOMM, Inc.	91,395
		306,676
	Technology Hardware, Storage & Peripherals – 9.6%
7,712	Hewlett Packard Enterprise Co.	74,883
6,595	HP, Inc.	114,489
1,926	NetApp, Inc.	80,295
3,042	Seagate Technology PLC	148,450
		418,117
	Tobacco – 1.8%
1,056	Altria Group, Inc.	40,835
512	Philip Morris International, Inc.	37,356
		78,191
	Total Common Stocks	3,882,291
	(Cost $5,125,063)
REAL ESTATE INVESTMENT TRUSTS – 10.8%
	Equity Real Estate Investment Trusts – 9.8%
103	AvalonBay Communities, Inc.	15,159
150	Boston Properties, Inc.	13,834
211	Camden Property Trust	16,720
168	Crown Castle International Corp.	24,259
224	Digital Realty Trust, Inc.	31,116
258	Equity Residential	15,921
237	Extra Space Storage, Inc.	22,695
186	Federal Realty Investment Trust	13,877
927	Healthpeak Properties, Inc.	22,109
1,730	Host Hotels & Resorts, Inc.	19,099
164	Mid-America Apartment Communities, Inc.	16,897
131	Public Storage	26,018
373	Realty Income Corp.	18,598
437	Regency Centers Corp.	16,794
278	Simon Property Group, Inc.	15,251
461	UDR, Inc.	16,845
707	Ventas, Inc.	18,948
1,333	VICI Properties, Inc.	22,181
444	Vornado Realty Trust	16,077
387	Welltower, Inc.	17,717
1,109	Weyerhaeuser Co.	18,798

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2020
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
481	WP Carey, Inc.	$27,936
		426,849
	Mortgage Real Estate Investment Trusts – 1.0%
8,803	Annaly Capital Management, Inc.	44,631
	Total Real Estate Investment Trusts	471,480
	(Cost $692,311)
	Total Investments – 99.5%	4,353,771
	(Cost $5,817,374) (a)
	Net Other Assets and Liabilities – 0.5%	20,761
	Net Assets – 100.0%	$4,374,532

(a)	Aggregate cost for federal income tax purposes was $5,899,023. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,707 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,565,959. The net unrealized depreciation was $1,545,252.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,882,291	$ 3,882,291	$ —	$ —
Real Estate Investment Trusts*	471,480	471,480	—	—
Total Investments	$ 4,353,771	$ 4,353,771	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2020
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 23,729,380	$ 7,493,770	$ 15,059,863
Cash	59,581	40,457	702
Foreign currency	10,329	1,275	—
Receivables:
Dividends	100,050	14,409	26,849
Dividend reclaims	43,540	558	1,599
Other assets	—	15,828	—
Total Assets	23,942,880	7,566,297	15,089,013
LIABILITIES:
Payables:
Investment advisory fees	13,666	5,211	8,077
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	546	—
Total Liabilities	13,666	5,757	8,077
NET ASSETS	$23,929,214	$7,560,540	$15,080,936
NET ASSETS consist of:
Paid-in capital	$ 30,687,679	$ 10,474,805	$ 19,008,281
Par value	6,000	2,000	8,000
Accumulated distributable earnings (loss)	(6,764,465)	(2,916,265)	(3,935,345)
NET ASSETS	$23,929,214	$7,560,540	$15,080,936
NET ASSET VALUE, per share	$39.88	$37.80	$18.85
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	600,002	200,002	800,002
Investments, at cost	$29,154,150	$9,981,446	$18,025,901
Foreign currency, at cost (proceeds)	$10,281	$1,274	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 11,051,957	$ 5,931,630	$ 4,353,771
25,087	4,205	5,090
—	—	—

24,787	13,719	16,752
155	—	838
—	—	—
11,101,986	5,949,554	4,376,451

6,131	3,000	1,919
—	226	—
—	—	—
6,131	3,226	1,919
$ 11,095,855	$ 5,946,328	$ 4,374,532

$ 16,304,325	$ 8,806,328	$ 6,248,399
7,000	4,000	2,500
(5,215,470)	(2,864,000)	(1,876,367)
$ 11,095,855	$ 5,946,328	$ 4,374,532
$15.85	$14.87	$17.50
700,002	400,002	250,002
$15,663,393	$8,199,213	$5,817,374
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2020
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 883,357	$ 441,383	$ 492,391
Interest	799	825	490
Foreign withholding tax	(92,085)	(50,156)	(84)
Other	222	2	86
Total investment income	792,293	392,054	492,883
EXPENSES:
Investment advisory fees	178,021	82,120	112,614
Total expenses	178,021	82,120	112,614
NET INVESTMENT INCOME (LOSS)	614,272	309,934	380,269
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(372,538)	(12,625)	(634,046)
In-kind redemptions	184,868	(81,965)	1,104,390
Foreign currency transactions	(7,472)	(6,836)	—
Foreign capital gains tax	—	(16,777)	—
Net realized gain (loss)	(195,142)	(118,203)	470,344
Net change in unrealized appreciation (depreciation) on:
Investments	(5,195,460)	(2,688,232)	(2,954,371)
Foreign currency translation	614	(2,067)	—
Deferred foreign capital gains tax	—	50,696	—
Net change in unrealized appreciation (depreciation)	(5,194,846)	(2,639,603)	(2,954,371)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,389,988)	(2,757,806)	(2,484,027)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,775,716)	$(2,447,872)	$(2,103,758)

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$319,610	$171,120	$196,682
341	230	207
(231)	(128)	(123)
120	35	62
319,840	171,257	196,828

81,426	39,987	26,419
81,426	39,987	26,419
238,414	131,270	170,409

(373,515)	(350,800)	(36,462)
636,110	250,560	457,941
—	—	—
—	—	—
262,595	(100,240)	421,479

(4,362,572)	(2,038,025)	(1,404,189)
—	—	—
—	—	—
(4,362,572)	(2,038,025)	(1,404,189)
(4,099,977)	(2,138,265)	(982,710)
$(3,861,563)	$(2,006,995)	$(812,301)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019
OPERATIONS:
Net investment income (loss)	$ 614,272	$ 515,072	$ 309,934	$ 120,944	$ 380,269	$ 319,292
Net realized gain (loss)	(195,142)	(592,015)	(118,203)	(67,017)	470,344	422,966
Net change in unrealized appreciation (depreciation)	(5,194,846)	(247,973)	(2,639,603)	(269,202)	(2,954,371)	(155,835)
Net increase (decrease) in net assets resulting from operations	(4,775,716)	(324,916)	(2,447,872)	(215,275)	(2,103,758)	586,423
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(927,263)	(488,802)	(283,043)	(177,038)	(379,301)	(306,111)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,423,621	15,190,686	—	10,360,964	4,664,459	5,615,275
Cost of shares redeemed	(2,518,760)	(2,495,428)	(2,432,034)	(2,739,037)	(5,900,108)	(8,631,791)
Net increase (decrease) in net assets resulting from shareholder transactions	4,904,861	12,695,258	(2,432,034)	7,621,927	(1,235,649)	(3,016,516)
Total increase (decrease) in net assets	(798,118)	11,881,540	(5,162,949)	7,229,614	(3,718,708)	(2,736,204)
NET ASSETS:
Beginning of period	24,727,332	12,845,792	12,723,489	5,493,875	18,799,644	21,535,848
End of period	$23,929,214	$24,727,332	$7,560,540	$12,723,489	$15,080,936	$18,799,644
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	250,002	250,002	100,002	850,002	1,000,002
Shares sold	150,000	300,000	—	200,000	200,000	250,000
Shares redeemed	(50,000)	(50,000)	(50,000)	(50,000)	(250,000)	(400,000)
Shares outstanding, end of period	600,002	500,002	200,002	250,002	800,002	850,002

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2020	Year Ended 3/31/2019

$ 238,414	$ 175,586	$ 131,270	$ 106,948	$ 170,409	$ 150,713
262,595	47,204	(100,240)	57,760	421,479	(173,193)
(4,362,572)	(55,814)	(2,038,025)	(78,303)	(1,404,189)	377,815
(3,861,563)	166,976	(2,006,995)	86,405	(812,301)	355,335

(241,031)	(158,905)	(117,951)	(91,906)	(166,681)	(157,451)

7,868,227	9,668,934	3,982,062	3,258,831	3,527,883	4,330,181
(6,522,599)	(2,179,518)	(1,121,211)	(2,218,236)	(3,607,897)	(11,748,266)
1,345,628	7,489,416	2,860,851	1,040,595	(80,014)	(7,418,085)
(2,756,966)	7,497,487	735,905	1,035,094	(1,058,996)	(7,220,201)

13,852,821	6,355,334	5,210,423	4,175,329	5,433,528	12,653,729
$11,095,855	$13,852,821	$5,946,328	$5,210,423	$4,374,532	$5,433,528

650,002	300,002	250,002	200,002	250,002	600,002
350,000	450,000	200,000	150,000	150,000	200,000
(300,000)	(100,000)	(50,000)	(100,000)	(150,000)	(550,000)
700,002	650,002	400,002	250,002	250,002	250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Year Ended		Period Ended 3/31/2018 (a)
	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 49.45	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	1.11	1.07	0.62
Net realized and unrealized gain (loss)	(9.02)	(1.90)	1.48
Total from investment operations	(7.91)	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(1.66)	(1.10)	(0.45)
Net asset value, end of period	$39.88	$49.45	$51.38
Total return (b)	(16.64)%	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,929	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65%	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	2.24%	2.32%	1.74% (c)
Portfolio turnover rate (e)	62%	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Year Ended		Period Ended 3/31/2018 (a)
	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 50.89	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.50	1.10	0.70
Net realized and unrealized gain (loss)	(13.22)	(3.62)	5.78
Total from investment operations	(11.72)	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.37)	(1.19)	(0.67)
Net realized gain	—	(0.34)	(0.58)
Total distributions	(1.37)	(1.53)	(1.25)
Net asset value, end of period	$37.80	$50.89	$54.94
Total return (b)	(23.66)%	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,561	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75%	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	2.83%	2.04%	1.75% (c)
Portfolio turnover rate (d)	82%	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Year Ended		Period Ended 3/31/2018 (a)
	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 22.12	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.46	0.38	0.21
Net realized and unrealized gain (loss)	(3.27)	0.56	1.68
Total from investment operations	(2.81)	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.36)	(0.18)
Net asset value, end of period	$18.85	$22.12	$21.54
Total return (b)	(12.98)%	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,081	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.03%	1.72%	1.71% (c)
Portfolio turnover rate (d)	24%	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Year Ended		Period Ended 3/31/2018 (a)
	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 21.31	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.39	0.32	0.23
Net realized and unrealized gain (loss)	(5.45)	0.12	1.36
Total from investment operations	(5.06)	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.31)	(0.19)
Net asset value, end of period	$15.85	$21.31	$21.18
Total return (b)	(24.23)%	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 11,096	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.76%	1.70%	1.71% (c)
Portfolio turnover rate (d)	43%	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Year Ended		Period Ended 3/31/2018 (a)
	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 20.84	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.36	0.46	0.34
Net realized and unrealized gain (loss)	(5.98)	(0.09)	1.10
Total from investment operations	(5.62)	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.41)	(0.29)
Net asset value, end of period	$14.87	$20.84	$20.88
Total return (b)	(27.51)%	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,946	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.97%	2.25%	2.22% (c)
Portfolio turnover rate (d)	52%	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Year Ended		Period Ended 3/31/2018 (a)
	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 21.73	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.73	0.78	0.41
Net realized and unrealized gain (loss)	(4.24)	0.58	1.18
Total from investment operations	(3.51)	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.72)	(0.35)
Net asset value, end of period	$17.50	$21.73	$21.09
Total return (b)	(16.81)%	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,375	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50%	0.50%	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	3.23%	2.98%	3.32% (c)
Portfolio turnover rate (e)	78%	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2020
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the six funds listed below, each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which a Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 927,263	$ —	$ —
Emerging Markets Equity Select ETF	283,043	—	—
Large Cap US Equity Select ETF	379,301	—	—
Mid Cap US Equity Select ETF	241,031	—	—
Small Cap US Equity Select ETF	117,951	—	—
US Equity Dividend Select ETF	166,681	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 488,802	$ —	$ —
Emerging Markets Equity Select ETF	177,038	—	—
Large Cap US Equity Select ETF	306,111	—	—
Mid Cap US Equity Select ETF	158,905	—	—
Small Cap US Equity Select ETF	91,906	—	—
US Equity Dividend Select ETF	157,451	—	—
As of March 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ —	$ (1,210,426)	$ (5,554,039)
Emerging Markets Equity Select ETF	2,600	(397,026)	(2,521,839)
Large Cap US Equity Select ETF	23,750	(816,442)	(3,142,653)
Mid Cap US Equity Select ETF	11,233	(456,238)	(4,770,465)
Small Cap US Equity Select ETF	8,751	(440,835)	(2,431,916)
US Equity Dividend Select ETF	14,380	(345,495)	(1,545,252)
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
aforesaid exemption from long-term capital gains tax is available with respect to shares acquired after October 1, 2004 and on or before March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. There is an anomaly in the rates of surcharge applicable to non-resident taxpayers such as regulated investment trusts. While the intention of the legislation seems to be to cap the surcharge on dividend tax to 15%, the enabling rule provides for a surcharge at a graded scale with a cap of 37%.
Considering the above, the highest effective tax rate on dividend income arising to a Fund could be 28.50% though the rate should be 23.92% if the surcharge is capped at 15%. Note that a Fund can obtain the reduced withholding tax rate of 25% under the US-India tax treaty if a Fund is considered as a tax resident of the United States and qualifies for treaty benefits.
Even if a Fund is eligible for treaty benefits, Indian companies will still be required to withhold tax at the domestic law rate, disregarding the treaty rates. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019 and 2020 remain open to federal and state audit. As of March 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2020, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Capital Loss Available
Developed International Equity Select ETF	$ 1,094,967
Emerging Markets Equity Select ETF	397,026
Large Cap US Equity Select ETF	816,442
Mid Cap US Equity Select ETF	456,238
Small Cap US Equity Select ETF	440,835
US Equity Dividend Select ETF	345,495

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2020, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
Developed International Equity Select ETF	$ 115,459
Emerging Markets Equity Select ETF	—
Large Cap US Equity Select ETF	—
Mid Cap US Equity Select ETF	—
Small Cap US Equity Select ETF	—
US Equity Dividend Select ETF	—
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2020, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Developed International Equity Select ETF	$ 73,645	$ (241,608)	$ 167,963
Emerging Markets Equity Select ETF	(17,220)	104,282	(87,062)
Large Cap US Equity Select ETF	(5,281)	(1,039,969)	1,045,250
Mid Cap US Equity Select ETF	(2,591)	(557,054)	559,645
Small Cap US Equity Select ETF	(13,850)	(228,964)	242,814
US Equity Dividend Select ETF	(3,661)	(443,386)	447,047
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap US Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 16,926,128	$ 17,117,595
Emerging Markets Equity Select ETF	8,898,017	10,262,339
Large Cap US Equity Select ETF	4,476,571	4,444,956
Mid Cap US Equity Select ETF	5,779,016	5,779,533
Small Cap US Equity Select ETF	3,434,284	3,380,308
US Equity Dividend Select ETF	4,087,370	4,048,874

For the fiscal year ended March 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 7,068,572	$ 2,352,178
Emerging Markets Equity Select ETF	—	1,089,601
Large Cap US Equity Select ETF	4,648,515	5,890,943
Mid Cap US Equity Select ETF	7,844,218	6,498,626
Small Cap US Equity Select ETF	3,961,364	1,117,250
US Equity Dividend Select ETF	3,506,150	3,605,335
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020
Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF, US Equity Dividend Select ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2020 and 2019 and for the period from June 20, 2017 (commencement of operations) through March 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2020 and 2019 and for the period from June 20, 2017 (commencement of operations) through March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 26, 2020
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended March 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
Developed International Equity Select ETF	0.00%
Emerging Markets Equity Select ETF	0.00%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	100.00%
For the taxable year ended March 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:
Qualified Dividend Income
Developed International Equity Select ETF	94.83%
Emerging Markets Equity Select ETF	67.00%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	100.00%
A portion of the ordinary dividends (including short-term capital gains) that RNLC, RNMC, RNSC and RNDV paid to shareholders during the taxable year ended March 31, 2020, may be eligible for the Qualified Business Income (QBI) Deduction under code section 199A for the aggregate dividends the Funds received from the underlying Real Estate Investment Trusts (REITs) they invest in.
The following Funds met the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. The total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
Developed International Equity Select ETF	$ 882,922	$ 1.47	$ 86,700	$ 0.14
Emerging Markets Equity Select ETF	441,338	2.21	65,820	0.33
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Gross foreign income and foreign taxes paid will be posted on each Fund’s website and disclosed in the tax letter.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	173	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	173	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	173	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	173	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	173	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.
Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2019

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $249,376 for the fiscal year ended March 31, 2019 and $252,000 for the fiscal year ended March 31, 2020.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2020.

Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2020.

(c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $40,175 for the fiscal year ended March 31, 2019 and $5,793for the fiscal year ended March 31, 2020.

Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2020.

(d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2020.

All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2020.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Adviser and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2019, were $40,175 for the registrant, $27,379.63 for the registrant’s investment adviser, and $39,346 for the registrant’s distributor and for the fiscal year ended March 31, 2020, were $5,793 for the registrant, $60,670 for the registrant’s investment adviser, and $87,730 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(c)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 8, 2020

By (Signature and Title)	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 8, 2020